UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814
(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.3%
Agriculture – 2.4%
Philip Morris International, Inc.	2,417	$191,741
Airlines – 2.9%
Copa Holdings SA, Class A (Panama)(a)	5,507	230,909
Auto Manufacturers – 2.4%
General Motors Co.	6,257	187,835
Banks – 10.2%
Banco de Chile (Chile)(b)	3,080	193,424
Banco Santander Chile (Chile)(b)	11,968	218,057
Corpbanca SA (Chile)(a)(b)	15,654	208,668
Nedbank Group Ltd. (South Africa)(b)	11,926	189,385
Total Banks		809,534
Chemicals – 2.6%
Braskem SA (Brazil)(b)	24,810	209,148
Electric – 7.4%
CPFL Energia SA (Brazil)*(a)(b)	24,127	180,953
Entergy Corp.	3,136	204,153
Huaneng Power International, Inc. (China)(b)	4,746	200,756
Total Electric		585,862
Internet – 4.2%
SouFun Holdings Ltd. (China)(a)(b)	50,374	332,468
Investment Companies – 2.9%
Prospect Capital Corp.	31,683	225,900
Iron/Steel – 3.1%
Vale SA (Brazil)(a)(b)	58,767	246,821
Oil & Gas – 11.5%
China Petroleum & Chemical Corp. (China)(b)	2,749	169,173
CNOOC Ltd. (China)(a)(b)	2,003	206,469
Ecopetrol SA (Colombia)(b)	20,310	174,666
Helmerich & Payne, Inc.(a)	3,518	166,261
Sasol Ltd. (South Africa)(b)	6,854	190,678
Total Oil & Gas		907,247
Packaging & Containers – 2.6%
Greif, Inc., Class A	6,387	203,809

See accompanying Notes to Schedule of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Pipelines – 7.3%
Energy Transfer Partners LP	3,434	$141,034
Kinder Morgan, Inc.	7,528	208,375
ONEOK, Inc.	7,128	229,522
Total Pipelines		578,931
Real Estate Investment Trusts – 11.2%
CBL & Associates Properties, Inc.	19,116	262,845
Digital Realty Trust, Inc.(a)	3,334	217,777
Lamar Advertising Co., Class A	3,775	196,980
Senior Housing Properties Trust	12,566	203,569
Total Real Estate Investment Trusts		881,171
Retail – 2.6%
Wal-Mart de Mexico SAB de CV (Mexico)(b)	8,226	202,689
Semiconductors – 3.3%
Advanced Semiconductor Engineering, Inc. (Taiwan)(b)	46,877	257,355
Telecommunications – 19.8%
AT&T, Inc.	6,666	217,178
CenturyLink, Inc.	11,405	286,493
Chunghwa Telecom Co. Ltd. (Taiwan)(a)(b)	6,183	186,850
Frontier Communications Corp.	28,938	137,456
Telecom Argentina SA (Argentina)(b)	18,416	268,137
Turkcell Iletisim Hizmetleri AS (Turkey)(b)	19,103	165,814
Verizon Communications, Inc.	4,040	175,780
Windstream Holdings, Inc.	20,890	128,265
Total Telecommunications		1,565,973
Toys/Games/Hobbies – 2.9%
Mattel, Inc.(a)	10,880	229,133
Total Common Stocks
(Cost $9,499,014)		7,846,526
MONEY MARKET FUND – 0.5%
Goldman Sachs Financial Square Fund, 0.13%(c)
(Cost $40,001)	40,001	40,001
REPURCHASE AGREEMENTS – 14.5%(d)
Citibank NA, dated 09/30/15, due 10/01/15, 0.12%, total to be received $172,066, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/15/18-10/01/45, totaling $175,506)	$172,065	172,065

See accompanying Notes to Schedule of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.10%, total to be received $266,989, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 11/15/15-7/15/37, totaling $272,328)	$266,988	$266,988
Merrill Lynch Pierce Fenner & Smith Inc., dated 09/30/15, due 10/01/15, 0.13%, total to be received $174,071, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.50%, 10/20/41-05/20/45, totaling $177,551)	174,070	174,070
Mizuho Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.14%, total to be received $266,989, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 10/09/19-10/01/45, totaling $272,328)	266,988	266,988
RBC Capital Markets LLC, dated 09/30/15, due 10/01/15, 0.10%, total to be received $269,989, (collateralized by various U.S. Government Agency Obligations, 1.88%-7.00%, 04/20/25-05/20/65, totaling $272,328)	266,988	266,988
Total Repurchase Agreements
(Cost $1,147,099)		1,147,099
Total Investments – 114.3%
(Cost $10,686,114)		9,033,626
Liabilities in Excess of Other Assets – (14.3)%		(1,131,977)
Net Assets – 100.0%		$7,901,649

LP - Limited Partnership

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,475,397; the aggregate market value of the collateral held by the fund is $1,521,559. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $374,460.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2015.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedule of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	2.4%
Airlines	2.9
Auto Manufacturers	2.4
Banks	10.2
Chemicals	2.6
Electric	7.4
Internet	4.2
Investment Companies	2.9
Iron/Steel	3.1
Oil & Gas	11.5
Packaging & Containers	2.6
Pipelines	7.3
Real Estate Investment Trusts	11.2
Retail	2.6
Semiconductors	3.3
Telecommunications	19.8
Toys/Games/Hobbies	2.9
Money Market Fund	0.5
Repurchase Agreements	14.5
Total Investments	114.3
Liabilities in Excess of Other Assets	(14.3)
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

ADVISORSHARES EQUITYPRO ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 84.9%
Debt Fund – 65.2%
iShares 1-3 Year Credit Bond ETF	28,800	$3,027,743
iShares 1-3 Year Treasury Bond ETF	27,700	2,354,223
SPDR Barclays Short Term Corporate Bond ETF	85,300	2,603,356
Vanguard Short-Term Bond ETF	29,800	2,395,622
Vanguard Short-Term Corporate Bond ETF	29,800	2,375,358
Vanguard Short-Term Government Bond ETF	35,200	2,154,944
Total Debt Fund		14,911,246

Equity Fund – 19.7%
Alerian MLP ETF(a)	14,410	179,837
Energy Select Sector SPDR Fund	2,809	171,911
Guggenheim S&P 500 Equal Weight Consumer Staples ETF(a)	8,584	911,535
Guggenheim S&P 500 Pure Growth ETF(a)	13,757	1,064,655
Health Care Select Sector SPDR Fund(a)	1,640	108,617
Industrial Select Sector SPDR Fund(a)	7,232	360,804
PowerShares Dynamic Pharmaceuticals Portfolio	11,895	789,233
Technology Select Sector SPDR Fund	23,180	915,610
Total Equity Fund		4,502,202
Total Exchange Traded Funds
(Cost $19,807,827)		19,413,448

MONEY MARKET FUND – 15.3%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(b)
(Cost $3,504,477)	3,504,477	3,504,477

REPURCHASE AGREEMENTS – 8.4%(c)
Citibank NA, dated 09/30/15, due 10/01/15, 0.12%, total to be received $289,837, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/15/18-10/01/45, totaling $295,633)	$289,836	289,836
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.10%, total to be received $449,730, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 11/15/15-07/15/37, totaling $458,724)	449,729	449,729
Merrill Lynch Pierce Fenner & Smith Inc., dated 09/30/15, due 10/01/15, 0.13%, total to be received $293,215, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.50%, 10/20/41-05/20/45, totaling $299,078)	293,214	293,214

See accompanying Notes to Schedule of Investments.

ADVISORSHARES EQUITYPRO ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.14%, total to be received $449,731, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 10/09/19-10/01/45, totaling $458,724)	$449,729	$449,729
Morgan Stanley & Co. LLC, dated 09/30/15, due 10/01/15, 0.09%, total to be received $449,730, (collateralized by various U.S. Government Agency Obligations, 2.13%-10.50%, 05/15/16-09/01/45, totaling $458,724)	449,729	449,729
Total Repurchase Agreements
(Cost $1,932,237)		1,932,237
Total Investments – 108.6%
(Cost $25,244,541)		24,850,162
Liabilities in Excess of Other Assets – (8.6)%		(1,972,844)
Net Assets – 100.0%		$22,877,318

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,887,973; the aggregate market value of the collateral held by the fund is $1,932,237.
(b)	Rate shown reflects the 7-day yield as of September 30, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Debt Fund	65.2%
Equity Fund	19.7
Money Market Fund	15.3
Repurchase Agreements	8.4
Total Investments	108.6
Liabilities in Excess of Other Assets	(8.6)
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

ADVISORSHARES GARTMAN GOLD/EURO ETF

Schedule of Investments (Consolidated)†

September 30, 2015 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 59.1%
BNY Mellon Cash Reserve, 0.01% (Cost $8,657,029)	8,657,029	$8,657,029
Total Investments – 59.1% (Cost $8,657,029)		8,657,029
Other Assets in Excess of Liabilities – 40.9%		5,981,438
Net Assets – 100.0%		$14,638,467

Futures contracts outstanding as of September 30, 2015:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
EURO Currency	Interactive Brokers LLC	December 2015	(110)	$(15,421,873)	$(15,371,125)	$50,748
Gold 100 Oz.	Interactive Brokers LLC	December 2015	144	16,633,772	16,058,880	(574,892)
						$(524,144)

Cash posted as collateral to broker for futures contracts was $6,000,281 at September 30, 2015.

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedule of Investments.

See accompanying Notes to Schedule of Investments.

ADVISORSHARES GARTMAN GOLD/YEN ETF

Schedule of Investments (Consolidated)†

September 30, 2015 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 61.6%
BNY Mellon Cash Reserve, 0.01% (Cost $11,307,480)	11,307,480	$11,307,480
Total Investments – 61.6% (Cost $11,307,480)		11,307,480
Other Assets in Excess of Liabilities – 38.4%		7,053,988
Net Assets – 100.0%		$18,361,468

Futures contracts outstanding as of September 30, 2015:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Gold 100 Oz.	Interactive Brokers LLC	December 2015	183	$21,131,433	$20,408,160	$(723,273)
Japanese Yen Currency	Interactive Brokers LLC	December 2015	(194)	(20,136,723)	(20,231,775)	(95,052)
						$(818,325)

Cash posted as collateral to broker for futures contracts was $7,083,892 at September 30, 2015.

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedule of Investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 65.3%
Apparel – 1.4%
Hanesbrands, Inc.(a)	900	$26,046
NIKE, Inc., Class B	495	60,870
Wolverine World Wide, Inc.	925	20,017
Total Apparel		106,933

Auto Parts & Equipment – 0.8%
Johnson Controls, Inc.	1,449	59,931

Banks – 3.9%
Barclays PLC (United Kingdom)(b)	3,125	46,188
Northern Trust Corp.	1,224	83,428
PNC Financial Services Group, Inc. (The)	949	84,650
TCF Financial Corp.	3,245	49,194
Tompkins Financial Corp.	499	26,627
Total Banks		290,087

Beverages – 0.5%
Reed's, Inc.*(a)	7,660	35,006

Biotechnology – 2.4%
Amgen, Inc.	331	45,784
Illumina, Inc.*	603	106,019
Isis Pharmaceuticals, Inc.*(a)	581	23,484
Total Biotechnology		175,287

Building Materials – 1.1%
Apogee Enterprises, Inc.(a)	250	11,163
Geberit AG (Switzerland)(b)	546	16,489
Masco Corp.	1,988	50,058
Total Building Materials		77,710

Chemicals – 2.6%
Air Products & Chemicals, Inc.	180	22,964
Minerals Technologies, Inc.	680	32,749
Novozymes A/S (Denmark)(b)	3,128	135,599
Total Chemicals		191,312

Commercial Services – 3.9%
Automatic Data Processing, Inc.	870	69,913
Bright Horizons Family Solutions, Inc.*	582	37,388
Korn/Ferry International	775	25,629
ManpowerGroup, Inc.	425	34,803
MasterCard, Inc., Class A	890	80,207

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Where Food Comes From, Inc.*	15,971	$39,928
Total Commercial Services		287,868

Computers – 2.6%
Apple, Inc.	920	101,475
EMC Corp.	2,793	67,479
Stratasys Ltd.*(a)	848	22,464
Total Computers		191,418

Cosmetics/Personal Care – 2.5%
Estee Lauder Cos., Inc. (The), Class A	480	38,726
Procter & Gamble Co. (The)	870	62,588
Unilever NV (United Kingdom)(c)	1,205	48,441
Unilever PLC (United Kingdom)(b)	950	38,741
Total Cosmetics/Personal Care		188,496

Diversified Financial Services – 1.7%
Ameriprise Financial, Inc.	249	27,173
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,653	28,465
MarketAxess Holdings, Inc.	312	28,979
Stifel Financial Corp.*	1,065	44,836
Total Diversified Financial Services		129,453

Electronics – 0.8%
Agilent Technologies, Inc.	660	22,658
Waters Corp.*	326	38,536
Total Electronics		61,194

Energy - Alternate Sources – 0.3%
Enphase Energy, Inc.*(a)	5,300	19,610

Environmental Control – 1.5%
Tomra Systems ASA (Norway) (a) (b)	11,638	110,677

Food – 3.4%
Boulder Brands, Inc.*(a)	3,040	24,898
Hain Celestial Group, Inc. (The)*	220	11,352
Kroger Co. (The)	2,076	74,882
Nestle SA (Switzerland)(b)	576	43,338
Sprouts Farmers Market, Inc.*(a)	2,001	42,221
SunOpta, Inc. (Canada)*	5,918	28,761
WhiteWave Foods Co. (The)*	628	25,214
Total Food		250,666

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products – 3.0%
Becton, Dickinson and Co.	274	$36,349
Boston Scientific Corp.*	4,064	66,690
Hologic, Inc.*	2,224	87,025
Sirona Dental Systems, Inc.*	325	30,336
Total Healthcare - Products		220,400

Healthcare - Services – 0.3%
Amedisys, Inc.*	504	19,137

Home Furnishings – 0.6%
Dorel Industries, Inc., Class B (Canada)(a)	2,013	47,340

Household Products/Wares – 0.7%
Church & Dwight Co., Inc.	651	54,619

Insurance – 1.0%
Voya Financial, Inc.	1,818	70,484

Internet – 2.6%
eBay, Inc.*	1,430	34,949
F5 Networks, Inc.*	446	51,647
FireEye, Inc.*(a)	900	28,638
Google, Inc., Class A*	123	78,520
Total Internet		193,754

Machinery - Diversified – 2.0%
Rockwell Automation, Inc.	574	58,244
Wabtec Corp.	278	24,478
Xylem, Inc.	2,031	66,718
Total Machinery - Diversified		149,440

Miscellaneous Manufacturing – 2.5%
AO Smith Corp.	400	26,076
AptarGroup, Inc.	1,248	82,317
CLARCOR, Inc.(a)	400	19,072
Ingersoll-Rand PLC (Ireland)	410	20,816
Raven Industries, Inc.	2,069	35,070
Total Miscellaneous Manufacturing		183,351

Office Furnishings – 0.5%
Interface, Inc.	1,543	34,625

Packaging & Containers – 0.7%
Sealed Air Corp.	1,070	50,162

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals – 4.6%
Cardinal Health, Inc.	795	$61,072
Johnson & Johnson	565	52,743
Novartis AG (Switzerland)(b)	930	85,486
Perrigo Co. PLC	419	65,896
Teva Pharmaceutical Industries Ltd. (Israel)(b)	1,328	74,979
Total Pharmaceuticals		340,176

Real Estate – 0.8%
CBRE Group, Inc., Class A*	1,108	35,456
Jones Lang LaSalle, Inc.	169	24,297
Total Real Estate		59,753

Retail – 5.8%
Chipotle Mexican Grill, Inc.*	78	56,180
Costco Wholesale Corp.	480	69,394
CVS Health Corp.	1,039	100,242
Kingfisher PLC (United Kingdom)(a)(b)	3,750	40,988
Starbucks Corp.	1,312	74,574
Target Corp.	1,065	83,773
Total Retail		425,151

Semiconductors – 4.1%
Broadcom Corp., Class A	744	38,264
Intel Corp.	693	20,887
IPG Photonics Corp.*(a)	776	58,953
NXP Semiconductors NV (Netherlands)*	726	63,213
QUALCOMM, Inc.	1,111	59,694
Xilinx, Inc.	1,544	65,465
Total Semiconductors		306,476

Software – 2.8%
Adobe Systems, Inc.*	993	81,644
Fiserv, Inc.*	1,198	103,759
Microsoft Corp.	534	23,635
Total Software		209,038

Telecommunications – 1.9%
Cisco Systems, Inc.	900	23,625
LogMeIn, Inc.*	506	34,489
Sierra Wireless, Inc. (Canada)*	2,824	59,756
Telenor ASA (Norway)(b)	436	24,433
Total Telecommunications		142,303

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
Transportation – 0.9%
Canadian National Railway Co. (Canada)	684	$38,824
Expeditors International of Washington, Inc.	521	24,513
Total Transportation		63,337

Water – 1.1%
American Water Works Co., Inc.	480	26,438
Severn Trent PLC (United Kingdom)(b)	1,760	58,165
Total Water		84,603
Total Common Stocks (Cost $4,778,715)		4,829,797

ASSET BACKED SECURITIES – 14.4%
SBA, 4.08%, 07/25/38@	$125,759	146,188
SBA, 4.15%, 02/25/39@	165,370	191,447
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	167,891	182,212
SBAP, Class 1, Series 2010-20A, 4.38%, 01/01/30	129,138	140,495
SBAP, Class 1, Series 2010-20B, 4.14%, 02/01/30	252,074	273,329
U.S. SBA, Class 1, Series 2010-10A, 4.11%, 03/10/20	123,086	129,887
Total Asset Backed Securities (Cost $1,062,178)		1,063,558

MUNICIPAL BOND – 4.1%
Allegheny County Residential Finance Authority, 0.14%, 11/01/35@ (Cost $300,000)	300,000	300,000

U.S. GOVERNMENT AGENCY SECURITIES – 10.3%
Federal National Mortgage Association, 3.76%, 05/01/43	338,359	361,349
Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43	202,591	207,994
Government National Mortgage Association, Class AE, Series 2015-41, 2.90%, 09/16/56	189,153	194,298
Total U.S. GOVERNMENT AGENCY SECURITIES (Cost $766,839)		763,641

MONEY MARKET FUNDS – 5.8%
Fidelity Institutional Money Market Government Portfolio - Class I 0.01%(d)	345,476	345,476

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares/Principal	Value
MONEY MARKET FUNDS (continued)
Fidelity Institutional Money Market Portfolio - Institutional Class 0.17%(d)	87,214	$87,214
Total Money Market Funds (Cost $432,690)		432,690

REPURCHASE AGREEMENT – 2.8%(e)
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.11%, total to be received $207,778, (collateralized by various U.S. Government Agency Obligations, 0.63%-6.50%, 12/28/16-10/01/45, totaling $211,933) (Cost $207,777)	$207,777	207,777
Total Investments – 102.7% (Cost $7,548,199)		7,597,463
Liabilities in Excess of Other Assets – (2.7)%		(199,651)
Net Assets – 100.0%		$7,397,812

PLC - Public Limited Company

*	Non-income producing security.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $352,469; the aggregate market value of the collateral held by the fund is $363,355. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $155,578.
(b)	American Depositary Receipt.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of September 30, 2015.
(e)	Collateral received from brokers for securities lending was invested in this short-term investment.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	1.4%
Asset Backed Securities	14.4
Auto Parts & Equipment	0.8
Banks	3.9
Beverages	0.5
Biotechnology	2.4
Building Materials	1.1

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets (continued)
Chemicals	2.6%
Commercial Services	3.9
Computers	2.6
Cosmetics/Personal Care	2.5
Diversified Financial Services	1.7
Electronics	0.8
Energy - Alternate Sources	0.3
Environmental Control	1.5
Food	3.4
Healthcare - Products	3.0
Healthcare - Services	0.3
Home Furnishings	0.6
Household Products/Wares	0.7
Insurance	1.0
Internet	2.6
Machinery - Diversified	2.0
Miscellaneous Manufacturing	2.5
Municipal	4.1
Office Furnishings	0.5
Packaging & Containers	0.7
Pharmaceuticals	4.6
Real Estate	0.8
Retail	5.8
Semiconductors	4.1
Software	2.8
Telecommunications	1.9
Transportation	0.9
U.S. Government Agency Securities	10.3
Water	1.1
Money Market Fund	5.8
Repurchase Agreements	2.8
Total Investments	102.7
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.8%
Advertising – 0.6%
Interpublic Group of Cos., Inc. (The)	4,101	$78,452
Nielsen Holdings PLC	1,963	87,294
Omnicom Group, Inc.(a)	395	26,031
Total Advertising		191,777

Aerospace/Defense – 1.1%
Boeing Co. (The)	531	69,535
General Dynamics Corp.	316	43,592
L-3 Communications Holdings, Inc.	260	27,175
Lockheed Martin Corp.	208	43,120
Northrop Grumman Corp.	181	30,037
Raytheon Co.	226	24,693
Rockwell Collins, Inc.	512	41,902
United Technologies Corp.	593	52,771
Total Aerospace/Defense		332,825

Agriculture – 0.7%
Altria Group, Inc.	542	29,485
Archer-Daniels-Midland Co.	2,502	103,707
Philip Morris International, Inc.	223	17,691
Reynolds American, Inc.	1,492	66,051
Total Agriculture		216,934

Airlines – 2.0%
American Airlines Group, Inc.	5,019	194,888
Delta Air Lines, Inc.	4,522	202,902
Southwest Airlines Co.	5,497	209,106
Total Airlines		606,896

Apparel – 1.6%
Hanesbrands, Inc.(a)	3,276	94,807
Michael Kors Holdings Ltd.*	5,232	220,999
NIKE, Inc., Class B	300	36,891
Ralph Lauren Corp.	689	81,412
Under Armour, Inc., Class A*(a)	184	17,808
VF Corp.	641	43,723
Total Apparel		495,640

Auto Manufacturers – 1.7%
Ford Motor Co.	13,871	188,229
General Motors Co.	6,451	193,660

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Auto Manufacturers (continued)
PACCAR, Inc.	2,444	$127,503
Total Auto Manufacturers		509,392

Auto Parts & Equipment – 1.5%
BorgWarner, Inc.	2,972	123,605
Delphi Automotive PLC	2,384	181,280
Johnson Controls, Inc.	3,534	146,166
Total Auto Parts & Equipment		451,051

Banks – 3.8%
Bank of America Corp.	4,923	76,700
Bank of New York Mellon Corp. (The)	1,812	70,940
BB&T Corp.	1,296	46,138
Capital One Financial Corp.	460	33,359
Citigroup, Inc.	3,371	167,234
Comerica, Inc.	849	34,894
Fifth Third Bancorp	1,290	24,394
Goldman Sachs Group, Inc. (The)	485	84,274
Huntington Bancshares, Inc.	4,224	44,774
JPMorgan Chase & Co.	745	45,423
KeyCorp	2,178	28,336
M&T Bank Corp.(a)	437	53,292
Morgan Stanley	3,743	117,904
Northern Trust Corp.	936	63,798
PNC Financial Services Group, Inc. (The)	363	32,380
Regions Financial Corp.	2,392	21,552
State Street Corp.	835	56,120
SunTrust Banks, Inc.	2,494	95,371
US Bancorp	520	21,325
Wells Fargo & Co.	939	48,218
Total Banks		1,166,426
Beverages – 0.9%
Brown-Forman Corp., Class B	177	17,151
Coca-Cola Co. (The)	416	16,690
Coca-Cola Enterprises, Inc.	317	15,327
Constellation Brands, Inc., Class A	379	47,455
Dr Pepper Snapple Group, Inc.	303	23,952
Keurig Green Mountain, Inc.	1,804	94,061
Monster Beverage Corp.*	237	32,028

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	198	$18,671
Total Beverages		265,335

Biotechnology – 1.5%
Alexion Pharmaceuticals, Inc.*	197	30,809
Amgen, Inc.	278	38,453
Biogen, Inc.*	325	94,838
Celgene Corp.*	1,141	123,423
Gilead Sciences, Inc.	1,169	114,784
Regeneron Pharmaceuticals, Inc.*	67	31,164
Vertex Pharmaceuticals, Inc.*	130	13,538
Total Biotechnology		447,009

Building Materials – 0.8%
Martin Marietta Materials, Inc.	529	80,382
Masco Corp.	3,598	90,597
Vulcan Materials Co.	703	62,708
Total Building Materials		233,687

Chemicals – 3.6%
Air Products & Chemicals, Inc.	606	77,313
Airgas, Inc.	332	29,658
CF Industries Holdings, Inc.	3,443	154,590
Dow Chemical Co. (The)	828	35,107
E.I. du Pont de Nemours & Co.	481	23,184
Eastman Chemical Co.	1,855	120,056
Ecolab, Inc.	539	59,139
FMC Corp.	1,925	65,277
International Flavors & Fragrances, Inc.	206	21,272
LyondellBasell Industries NV, Class A	1,655	137,961
Monsanto Co.	522	44,547
Mosaic Co. (The)	4,698	146,155
PPG Industries, Inc.	400	35,076
Praxair, Inc.	399	40,642
Sherwin-Williams Co. (The)	406	90,449
Sigma-Aldrich Corp.	103	14,309
Total Chemicals		1,094,735

Coal – 0.0%**
CONSOL Energy, Inc.(a)	1,124	11,015

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Commercial Services – 3.6%
ADT Corp. (The)(a)	1,973	$58,993
Automatic Data Processing, Inc.	357	28,689
Cintas Corp.	545	46,734
Equifax, Inc.	370	35,957
H&R Block, Inc.	2,704	97,885
MasterCard, Inc., Class A	882	79,486
McGraw Hill Financial, Inc.	728	62,972
Moody’s Corp.	573	56,269
PayPal Holdings, Inc.*	1,784	55,375
Quanta Services, Inc.*(a)	4,866	117,806
Robert Half International, Inc.	2,914	149,079
Total System Services, Inc.	899	40,842
United Rentals, Inc.*	3,030	181,951
Western Union Co. (The)	4,568	83,868
Total Commercial Services		1,095,906

Computers – 3.5%
Accenture PLC, Class A	322	31,640
Apple, Inc.	1,560	172,068
Cognizant Technology Solutions Corp., Class A*	1,956	122,465
Computer Sciences Corp.	1,201	73,717
EMC Corp.	4,869	117,635
Hewlett-Packard Co.	1,113	28,504
International Business Machines Corp.	534	77,414
NetApp, Inc.	2,813	83,265
SanDisk Corp.(a)	3,058	166,141
Seagate Technology PLC(a)	2,060	92,288
Teradata Corp.*(a)	1,570	45,467
Western Digital Corp.	945	75,071
Total Computers		1,085,675

Cosmetics/Personal Care – 0.2%
Colgate-Palmolive Co.	291	18,467
Estee Lauder Cos., Inc. (The), Class A	272	21,945
Procter & Gamble Co. (The)	231	16,618
Total Cosmetics/Personal Care		57,030

Distribution/Wholesale – 1.1%
Fastenal Co.(a)	2,344	85,814
Fossil Group, Inc.*(a)	2,808	156,911
Genuine Parts Co.	407	33,736

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
W.W. Grainger, Inc.(a)	264	$56,763
Total Distribution/Wholesale		333,224

Diversified Financial Services – 5.9%
Affiliated Managers Group, Inc.*	840	143,632
Alliance Data Systems Corp.*	556	143,993
American Express Co.	2,234	165,606
Ameriprise Financial, Inc.	1,542	168,278
BlackRock, Inc.	406	120,773
Charles Schwab Corp. (The)	2,309	65,945
CME Group, Inc.	575	53,326
Discover Financial Services	1,888	98,157
E*TRADE Financial Corp.*	3,402	89,575
Franklin Resources, Inc.	2,292	85,400
Intercontinental Exchange, Inc.	641	150,629
Invesco Ltd.	4,156	129,792
Legg Mason, Inc.	4,073	169,477
Nasdaq, Inc.	1,034	55,143
T. Rowe Price Group, Inc.	1,290	89,655
Visa, Inc., Class A	1,012	70,496
Total Diversified Financial Services		1,799,877

Electric – 1.6%
AES Corp. (The)	2,800	27,412
Ameren Corp.	661	27,940
American Electric Power Co., Inc.	340	19,332
CMS Energy Corp.	702	24,795
Consolidated Edison, Inc.(a)	229	15,309
Dominion Resources, Inc.	279	19,636
DTE Energy Co.	275	22,102
Duke Energy Corp.	250	17,985
Edison International	269	16,966
Entergy Corp.	189	12,304
Eversource Energy	428	21,665
Exelon Corp.	702	20,849
NextEra Energy, Inc.	189	18,437
NRG Energy, Inc.	1,877	27,873
Pepco Holdings, Inc.	630	15,259
PG&E Corp.	324	17,107
Pinnacle West Capital Corp.	336	21,551

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Electric (continued)
PPL Corp.	618	$20,326
Public Service Enterprise Group, Inc.	582	24,537
SCANA Corp.	393	22,110
Southern Co. (The)	395	17,657
TECO Energy, Inc.	846	22,216
WEC Energy Group, Inc.	422	22,037
Xcel Energy, Inc.	582	20,609
Total Electric		496,014

Electrical Components & Equipment – 0.3%
AMETEK, Inc.	1,143	59,802
Emerson Electric Co.	405	17,889
Total Electrical Components & Equipment		77,691

Electronics – 2.4%
Agilent Technologies, Inc.	964	33,094
Allegion PLC	1,675	96,581
Amphenol Corp., Class A	418	21,301
Corning, Inc.	1,066	18,250
FLIR Systems, Inc.	4,304	120,469
Garmin Ltd.	867	31,108
Honeywell International, Inc.	637	60,318
PerkinElmer, Inc.	903	41,502
TE Connectivity Ltd.	2,183	130,739
Thermo Fisher Scientific, Inc.	560	68,477
Tyco International PLC	3,041	101,752
Waters Corp.*	207	24,469
Total Electronics		748,060

Energy - Alternate Sources – 0.0%**
First Solar, Inc.*	320	13,680

Engineering & Construction – 0.8%
Fluor Corp.	3,654	154,747
Jacobs Engineering Group, Inc.*	2,755	103,120
Total Engineering & Construction		257,867

Environmental Control – 0.3%
Republic Services, Inc.	427	17,592
Stericycle, Inc.*	295	41,097
Waste Management, Inc.	429	21,368
Total Environmental Control		80,057

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Food – 1.5%
Campbell Soup Co.	310	$15,711
ConAgra Foods, Inc.	508	20,579
General Mills, Inc.	321	18,018
Hershey Co. (The)	266	24,440
Hormel Foods Corp.	428	27,097
JM Smucker Co. (The)	208	23,731
Kellogg Co.	250	16,638
Kroger Co. (The)	1,090	39,316
McCormick & Co., Inc.	260	21,367
Mondelez International, Inc., Class A	509	21,312
Safeway, Inc PDC, LLC CVR.	447	22
Safeway, Inc SCRP.	447	454
Sysco Corp.	845	32,930
Tyson Foods, Inc., Class A	3,552	153,090
Whole Foods Market, Inc.	1,488	47,094
Total Food		461,799

Forest Products & Paper – 0.4%
International Paper Co.	3,280	123,951

Gas – 0.3%
AGL Resources, Inc.	535	32,656
CenterPoint Energy, Inc.	805	14,522
NiSource, Inc.	1,329	24,653
Sempra Energy	308	29,790
Total Gas		101,621

Hand/Machine Tools – 0.3%
Snap-on, Inc.	313	47,244
Stanley Black & Decker, Inc.	398	38,598
Total Hand/Machine Tools		85,842

Healthcare - Products – 2.0%
Baxter International, Inc.	509	16,721
Becton Dickinson and Co.	372	49,349
Boston Scientific Corp.*	3,005	49,312
C.R. Bard, Inc.	133	24,779
Danaher Corp.	1,176	100,206
DENTSPLY International, Inc.	554	28,016
Edwards Lifesciences Corp.*	166	23,600
Henry Schein, Inc.*	205	27,208

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products (continued)
Intuitive Surgical, Inc.*	72	$33,090
Medtronic PLC	375	25,103
Patterson Cos., Inc.	507	21,928
St. Jude Medical, Inc.	742	46,813
Stryker Corp.	275	25,878
Varian Medical Systems, Inc.*(a)	444	32,758
Zimmer Biomet Holdings, Inc.	990	92,990
Total Healthcare - Products		597,751

Healthcare - Services – 2.4%
Aetna, Inc.	715	78,228
Anthem, Inc.	638	89,320
Cigna Corp.	749	101,131
DaVita HealthCare Partners, Inc.*	707	51,137
HCA Holdings, Inc.*	952	73,647
Humana, Inc.	408	73,032
Laboratory Corp. of America Holdings*	794	86,125
Quest Diagnostics, Inc.	941	57,843
Tenet Healthcare Corp.*	570	21,044
UnitedHealth Group, Inc.	710	82,367
Universal Health Services, Inc., Class B	251	31,327
Total Healthcare - Services		745,201

Home Builders – 0.9%
D.R. Horton, Inc.	4,334	127,247
Lennar Corp., Class A(a)	377	18,145
PulteGroup, Inc.	6,705	126,523
Total Home Builders		271,915

Home Furnishings – 1.2%
Harman International Industries, Inc.	1,639	157,328
Leggett & Platt, Inc.	1,049	43,271
Whirlpool Corp.	1,128	166,109
Total Home Furnishings		366,708

Household Products/Wares – 0.2%
Avery Dennison Corp.	409	23,138
Clorox Co. (The)	165	19,062
Kimberly-Clark Corp.	183	19,954
Total Household Products/Wares		62,154

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Housewares – 0.1%
Newell Rubbermaid, Inc.	900	$35,739

Insurance – 6.3%
ACE Ltd.	1,177	121,702
Aflac, Inc.	1,430	83,126
Allstate Corp. (The)	1,418	82,584
American International Group, Inc.	1,956	111,140
Aon PLC	971	86,040
Assurant, Inc.	889	70,240
Chubb Corp. (The)	466	57,155
Genworth Financial, Inc., Class A*	25,207	116,456
Hartford Financial Services Group, Inc. (The)	2,537	116,144
Lincoln National Corp.	3,286	155,954
Marsh & McLennan Cos., Inc.	1,087	56,763
MetLife, Inc.	2,643	124,617
Principal Financial Group, Inc.	2,562	121,285
Progressive Corp. (The)	2,389	73,199
Prudential Financial, Inc.	2,129	162,251
Torchmark Corp.	762	42,977
Travelers Cos., Inc. (The)	1,041	103,611
Unum Group	4,561	146,317
XL Group PLC	3,136	113,900
Total Insurance		1,945,461

Internet – 3.1%
Amazon.com, Inc.*	28	14,333
eBay, Inc.*	4,183	102,233
Expedia, Inc.	1,073	126,271
F5 Networks, Inc.*	988	114,410
Facebook, Inc., Class A*	902	81,090
Google, Inc., Class A*	152	97,032
Google, Inc., Class C*	182	110,732
Priceline Group, Inc. (The)*	114	141,002
Symantec Corp.	2,343	45,618
TripAdvisor, Inc.*	1,156	72,851
VeriSign, Inc.*(a)	626	44,171
Total Internet		949,743

Iron/Steel – 0.1%
Nucor Corp.	684	25,684

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Leisure Time – 1.7%
Carnival Corp.	3,356	$166,793
Harley-Davidson, Inc.	2,976	163,382
Royal Caribbean Cruises Ltd.	2,154	191,900
Total Leisure Time		522,075

Lodging – 0.8%
Marriott International, Inc., Class A	1,414	96,436
Starwood Hotels & Resorts Worldwide, Inc.	280	18,614
Wyndham Worldwide Corp.	1,078	77,508
Wynn Resorts Ltd.(a)	745	39,574
Total Lodging		232,132

Machinery - Construction & Mining – 0.4%
Caterpillar, Inc.	452	29,543
Joy Global, Inc.(a)	6,481	96,761
Total Machinery - Construction & Mining		126,304

Machinery - Diversified – 1.4%
Cummins, Inc.(a)	1,208	131,165
Deere & Co.	268	19,832
Flowserve Corp.	2,699	111,037
Rockwell Automation, Inc.	353	35,819
Roper Industries, Inc.	396	62,053
Xylem, Inc.	1,806	59,327
Total Machinery - Diversified		419,233

Media – 3.8%
Cablevision Systems Corp., Class A	625	20,294
CBS Corp., Class B	3,462	138,134
Comcast Corp., Class A	1,431	81,395
Discovery Communications, Inc., Class C*	4,013	97,476
Discovery Communications, Inc., Class A*(a)	5,000	130,150
News Corp., Class A	1,516	19,132
Scripps Networks Interactive, Inc., Class A	1,902	93,559
TEGNA, Inc.	6,192	138,639
Time Warner Cable, Inc.	98	17,578
Time Warner, Inc.	1,866	128,288
Twenty-First Century Fox, Inc., Class A	3,071	82,856
Viacom, Inc., Class B	3,351	144,595
Walt Disney Co. (The)	572	58,458
Total Media		1,150,554

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware – 0.4%
Precision Castparts Corp.	583	$133,921

Mining – 0.2%
Alcoa, Inc.(a)	2,483	23,986
Freeport-McMoRan, Inc.	4,797	46,483
Total Mining		70,469

Miscellaneous Manufacturing – 1.8%
3M Co.	334	47,351
Dover Corp.(a)	2,004	114,590
Eaton Corp. PLC	1,559	79,977
General Electric Co.	970	24,463
Illinois Tool Works, Inc.	259	21,318
Ingersoll-Rand PLC	1,665	84,532
Parker-Hannifin Corp.	671	65,288
Pentair PLC	1,195	60,993
Textron, Inc.	1,033	38,882
Total Miscellaneous Manufacturing		537,394

Office/Business Equipment – 1.1%
Pitney Bowes, Inc.	9,523	189,031
Xerox Corp.	13,797	134,245
Total Office/Business Equipment		323,276

Oil & Gas – 2.4%
Cabot Oil & Gas Corp.	873	19,084
Chesapeake Energy Corp.(a)	4,090	29,980
Devon Energy Corp.	310	11,498
EQT Corp.	215	13,926
Exxon Mobil Corp.	947	70,409
Hess Corp.	250	12,515
Marathon Petroleum Corp.	2,101	97,339
Newfield Exploration Co.*	493	16,220
Phillips 66	970	74,535
Southwestern Energy Co.*	1,022	12,969
Tesoro Corp.	2,075	201,772
Valero Energy Corp.	2,921	175,552
Total Oil & Gas		735,799

Oil & Gas Services – 0.5%
FMC Technologies, Inc.*	882	27,342
Halliburton Co.	1,472	52,035

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Schlumberger Ltd.	1,128	$77,798
Total Oil & Gas Services		157,175

Packaging & Containers – 1.1%
Ball Corp.	733	45,593
Owens-Illinois, Inc.*	8,558	177,322
Sealed Air Corp.	973	45,614
WestRock Co.	1,423	73,199
Total Packaging & Containers		341,728

Pharmaceuticals – 3.4%
Abbott Laboratories	644	25,902
AbbVie, Inc.	2,268	123,401
Allergan PLC*	369	100,298
AmerisourceBergen Corp.	900	85,491
Baxalta, Inc.	1,771	55,804
Bristol-Myers Squibb Co.	410	24,272
Cardinal Health, Inc.	626	48,089
Eli Lilly & Co.	466	39,000
Endo International PLC*	758	52,514
Express Scripts Holding Co.*	1,164	94,237
Johnson & Johnson	210	19,604
Mallinckrodt PLC*	1,465	93,672
McKesson Corp.	492	91,035
Mead Johnson Nutrition Co.	259	18,234
Merck & Co., Inc.	561	27,708
Mylan NV*	3,006	121,022
Pfizer, Inc.	886	27,829
Total Pharmaceuticals		1,048,112

Pipelines – 0.2%
Kinder Morgan, Inc.	458	12,677
ONEOK, Inc.	429	13,814
Spectra Energy Corp.	514	13,503
Williams Cos., Inc. (The)	314	11,571
Total Pipelines		51,565

Real Estate – 0.2%
CBRE Group, Inc., Class A*	2,139	68,448

Real Estate Investment Trust – 1.1%
American Tower Corp.	192	16,892

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trust (continued)
AvalonBay Communities, Inc.	82	$14,335
Boston Properties, Inc.	115	13,616
Care Capital Properties, Inc.	51	1,679
Crown Castle International Corp.	196	15,459
Equinix, Inc.	71	19,411
Equity Residential	196	14,724
Essex Property Trust, Inc.	58	12,958
General Growth Properties, Inc.	496	12,881
HCP, Inc.(a)	382	14,230
Host Hotels & Resorts, Inc.	894	14,134
Iron Mountain, Inc.	1,494	46,345
Kimco Realty Corp.	556	13,583
Plum Creek Timber Co., Inc.	526	20,782
Prologis, Inc.	324	12,604
Public Storage	69	14,602
Simon Property Group, Inc.	89	16,351
Ventas, Inc.	205	11,492
Vornado Realty Trust	162	14,648
Welltower, Inc.	196	13,273
Weyerhaeuser Co.	539	14,736
Total Real Estate Investment Trust		328,735

Retail – 8.6%
Advance Auto Parts, Inc.	466	88,321
AutoNation, Inc.*	3,025	175,996
AutoZone, Inc.*	147	106,403
Bed Bath & Beyond, Inc.*	849	48,410
Best Buy Co., Inc.	4,284	159,022
CarMax, Inc.*(a)	1,548	91,827
Chipotle Mexican Grill, Inc.*	57	41,054
Coach, Inc.	2,633	76,173
Costco Wholesale Corp.	164	23,709
CVS Health Corp.	658	63,484
Darden Restaurants, Inc.	882	60,452
Dollar General Corp.	887	64,254
Dollar Tree, Inc.*	1,076	71,726
GameStop Corp., Class A(a)	3,897	160,595
Gap, Inc. (The)	2,544	72,504
Home Depot, Inc. (The)	582	67,215
Kohl’s Corp.	1,589	73,587

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Retail (continued)
L Brands, Inc.(a)	428	$38,576
Lowe’s Cos., Inc.	2,244	154,656
Macy’s, Inc.	1,306	67,024
McDonald’s Corp.	225	22,169
Nordstrom, Inc.	577	41,377
O’Reilly Automotive, Inc.*	347	86,750
PVH Corp.	1,190	121,309
Ross Stores, Inc.	872	42,266
Signet Jewelers Ltd.	1,174	159,817
Starbucks Corp.	866	49,223
Target Corp.	897	70,558
Tiffany & Co.	488	37,683
TJX Cos., Inc. (The)	655	46,780
Tractor Supply Co.	555	46,798
Urban Outfitters, Inc.*	4,865	142,934
Walgreens Boots Alliance, Inc.	568	47,201
Wal-Mart Stores, Inc.	325	21,073
Yum! Brands, Inc.	390	31,181
Total Retail		2,672,107

Semiconductors – 5.8%
Altera Corp.	393	19,681
Analog Devices, Inc.	947	53,420
Applied Materials, Inc.	9,878	145,108
Avago Technologies Ltd.	1,580	197,517
Broadcom Corp., Class A	1,952	100,391
Intel Corp.	2,748	82,825
KLA-Tencor Corp.	3,256	162,800
Lam Research Corp.(a)	2,295	149,932
Linear Technology Corp.	1,185	47,815
Microchip Technology, Inc.(a)	1,040	44,814
Micron Technology, Inc.*	10,041	150,414
NVIDIA Corp.	3,417	84,229
Qorvo, Inc.*	3,346	150,737
QUALCOMM, Inc.	2,308	124,009
Skyworks Solutions, Inc.	2,086	175,662
Texas Instruments, Inc.	958	47,440
Xilinx, Inc.	613	25,991
Total Semiconductors		1,762,785

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Software – 1.7%
Adobe Systems, Inc.*	271	$22,282
Akamai Technologies, Inc.*	535	36,947
Autodesk, Inc.*	330	14,566
CA, Inc.	521	14,223
Cerner Corp.*(a)	628	37,655
Citrix Systems, Inc.*	1,115	77,248
Dun & Bradstreet Corp. (The)	227	23,835
Electronic Arts, Inc.*	687	46,544
Fidelity National Information Services, Inc.	935	62,720
Fiserv, Inc.*	464	40,187
Intuit, Inc.	299	26,536
Microsoft Corp.	503	22,263
Oracle Corp.	1,069	38,612
Paychex, Inc.	564	26,863
Red Hat, Inc.*	276	19,839
salesforce.com, Inc.*	249	17,288
Total Software		527,608

Telecommunications – 1.2%
AT&T, Inc.	593	19,320
Cisco Systems, Inc.	2,322	60,953
Juniper Networks, Inc.	5,860	150,660
Level 3 Communications, Inc.*	1,226	53,564
Motorola Solutions, Inc.	284	19,420
Verizon Communications, Inc.	1,648	71,704
Total Telecommunications		375,621

Textiles – 0.1%
Mohawk Industries, Inc.*	123	22,360

Toys/Games/Hobbies – 0.3%
Hasbro, Inc.	679	48,983
Mattel, Inc.	2,443	51,450
Total Toys/Games/Hobbies		100,433

Transportation – 2.3%
C.H. Robinson Worldwide, Inc.	701	47,514
CSX Corp.	2,257	60,713
Expeditors International of Washington, Inc.	543	25,548
FedEx Corp.	893	128,574
JB Hunt Transport Services, Inc.	974	69,544

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
Transportation (continued)
Kansas City Southern	590	$53,619
Norfolk Southern Corp.	831	63,488
Ryder System, Inc.	1,817	134,531
Union Pacific Corp.	1,040	91,946
United Parcel Service, Inc., Class B	388	38,292
Total Transportation		713,769
Total Common Stocks (Cost $31,427,104)		30,262,975

MONEY MARKET FUND – 1.3%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.10%(b) (Cost $400,971)	400,971	400,971

REPURCHASE AGREEMENTS – 2.5%(c)
Citibank NA, dated 09/30/15, due 10/01/15, 0.12%, total to be received $113,393, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/15/18-10/01/45, totaling $115,661)	$113,393	113,393
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.11%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.63%-6.50%, 12/28/16-10/01/45, totaling $255,001)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith Inc., dated 09/30/15, due 10/01/15, 0.13%, total to be received $142,564, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.50%, 10/20/41-05/20/45, totaling $145,414)	142,563	142,563
RBC Capital Markets LLC, dated 09/30/15, due 10/01/15, 0.10%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 1.88%-7.00%, 04/20/25-05/20/65, totaling $255,000)	250,000	250,000
Total Repurchase Agreements (Cost $755,956)		755,956
Total Investments – 102.6% (Cost $32,584,031)		31,419,902
Liabilities in Excess of Other Assets – (2.6)%		(782,414)
Net Assets – 100.0%		$30,637,488

PLC - Public Limited Company

*	Non-income producing security.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

**	Less than 0.05%
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,060,993; the aggregate market value of the collateral held by the fund is $2,105,204. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,349,248.
(b)	Rate shown reflects the 7-day yield as of September 30, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
	% of
	Net Assets
Advertising	0.6%
Aerospace/Defense	1.1
Agriculture	0.7
Airlines	2.0
Apparel	1.6
Auto Manufacturers	1.7
Auto Parts & Equipment	1.5
Banks	3.8
Beverages	0.9
Biotechnology	1.5
Building Materials	0.8
Chemicals	3.6
Coal	0.0	**
Commercial Services	3.6
Computers	3.5
Cosmetics/Personal Care	0.2
Distribution/Wholesale	1.1
Diversified Financial Services	5.9
Electric	1.6
Electrical Components & Equipment	0.3
Electronics	2.4
Energy - Alternate Sources	0.0	**
Engineering & Construction	0.8
Environmental Control	0.3
Food	1.5
Forest Products & Paper	0.4
Gas	0.3
Hand/Machine Tools	0.3
Healthcare - Products	2.0
Healthcare - Services	2.4

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets
Home Builders	0.9%
Home Furnishings	1.2
Household Products/Wares	0.2
Housewares	0.1
Insurance	6.3
Internet	3.1
Iron/Steel	0.1
Leisure Time	1.7
Lodging	0.8
Machinery - Construction & Mining	0.4
Machinery - Diversified	1.4
Media	3.8
Metal Fabricate/Hardware	0.4
Mining	0.2
Miscellaneous Manufacturing	1.8
Office/Business Equipment	1.1
Oil & Gas	2.4
Oil & Gas Services	0.5
Packaging & Containers	1.1
Pharmaceuticals	3.4
Pipelines	0.2
Real Estate	0.2
Real Estate Investment Trust	1.1
Retail	8.6
Semiconductors	5.8
Software	1.7
Telecommunications	1.2
Textiles	0.1
Toys/Games/Hobbies	0.3
Transportation	2.3
Money Market Fund	1.3
Repurchase Agreements	2.5
Total Investments	102.6
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 99.2%
Debt Fund – 99.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	26,375	$3,061,874
iShares International Treasury Bond ETF	11,387	1,040,316
PIMCO 1 - 5 Year U.S. TIPS Index ETF	9,744	502,498
PowerShares Build America Bond Portfolio	17,605	515,474
PowerShares Emerging Markets Sovereign Debt Portfolio	54,855	1,504,673
PowerShares Financial Preferred Portfolio(a)	172,895	3,157,063
PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	40,188	1,012,738
PowerShares International Corporate Bond Portfolio	48,658	1,247,591
PowerShares National AMT-Free Municipal Bond Portfolio	30,548	764,311
PowerShares Senior Loan Portfolio	63,837	1,470,804
SPDR Barclays Convertible Securities ETF	48,213	2,156,085
SPDR Barclays High Yield Bond ETF	46,799	1,668,852
SPDR DB International Government Inflation-Protected Bond ETF	14,089	733,192
SPDR Nuveen S&P High Yield Municipal Bond ETF(a)	20,544	1,162,996
Vanguard Intermediate-Term Government Bond ETF(a)	11,810	773,791
Vanguard Long-Term Government Bond ETF(a)	10,306	788,306
Vanguard Mortgage-Backed Securities ETF(a)	47,919	2,556,958
WisdomTree Emerging Markets Corporate Bond Fund	14,115	935,119
Total Exchange Traded Funds (Cost $25,570,335)		25,052,641

MONEY MARKET FUND – 1.0%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.10%(b) (Cost $246,662)	246,662	246,662

REPURCHASE AGREEMENTS – 8.9%(c)
Citibank NA, dated 09/30/15, due 10/01/15, 0.12%, total to be received $338,877, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/15/18-10/01/45, totaling $345,654)	$338,876	338,876
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.10%, total to be received $525,824, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 11/15/15-07/15/2037, totaling $536,340)	525,823	525,823

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Merrill Lynch Pierce Fenner & Smith Inc., dated 09/30/15, due 10/01/15, 0.13%, total to be received $342,828, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.50%, 10/20/41-05/20/45, totaling $349,684)	$342,827	$342,827
Mizuho Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.14%, total to be received $525,825, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 10/09/19-10/01/45, totaling $536,339)	525,823	525,823
Morgan Stanley & Co. LLC, dated 09/30/15, due 10/01/15, 0.09%, total to be received $528,824, (collateralized by various U.S. Government Agency Obligations, 2.13%-10.50%, 12/15/16-09/01/45, totaling $536,339)	525,823	525,823
Total Repurchase Agreements (Cost $2,259,172)		2,259,172
Total Investments – 109.1% (Cost $28,076,169)		27,558,475
Liabilities in Excess of Other Assets – (9.1)%		(2,288,210)
Net Assets – 100.0%		$25,270,265

ETF - Exchange Traded Fund
TIPS - Treasury Inflation Protected Securities

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,206,069; the aggregate market value of the collateral held by the fund is $2,259,172.
(b)	Rate shown reflects the 7-day yield as of September 30, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Debt Fund	99.2%
Money Market Fund	1.0
Repurchase Agreements	8.9
Total Investments	109.1
Liabilities in Excess of Other Assets	(9.1)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 96.3%
ARGENTINA – 1.9%
Grupo Financiero Galicia SA(a)	1,647	$29,350
Petrobras Argentina SA(a)	14,328	73,216
Telecom Argentina SA(a)	4,817	70,136
Transportadora de Gas del Sur SA, Special Class B(a)(b)	21,411	84,359
YPF SA(a)	3,932	59,884
Total Argentina		316,945

AUSTRALIA – 2.0%
Australia & New Zealand Banking Group Ltd.(a)	2,342	44,615
National Australia Bank Ltd.(a)	6,496	68,338
Newcrest Mining Ltd.*(a)(b)	18,855	167,809
Telstra Corp. Ltd.(a)	1,985	39,005
Westpac Banking Corp.(a)	1,377	29,000
Total Australia		348,767

BELGIUM – 1.0%
Delhaize Group(a)	3,238	71,657
KBC Groep NV(a)	3,360	106,142
Total Belgium		177,799

BRAZIL – 5.0%
Ambev SA(a)	5,016	24,578
Banco Bradesco SA(a)	12,288	65,864
Banco do Brasil SA(a)(b)	15,592	59,250
BB Seguridade Participacoes SA(a)(b)	5,438	33,933
Braskem SA(a)(b)	9,440	79,579
BRF SA(a)	2,405	42,785
Cia Brasileira de Distribuicao Grupo Pao de Acucar(a)(b)	3,708	46,498
Cia de Saneamento Basico do Estado de Sao Paulo(a)	19,052	73,922
Cia Paranaense de Energia(a)(b)	7,983	65,540
Cielo SA(a)(b)	2,985	27,611
CPFL Energia SA*(a)(b)	2,191	16,433
Embraer SA(a)	2,018	51,620
Estacio Participacoes SA(a)(b)	21,973	76,028
Fibria Celulose SA(a)(b)	6,650	90,174
Itau Unibanco Holding SA(a)	10,329	68,378
Telefonica Brasil SA(a)	2,079	18,981
Total Brazil		841,174

CANADA – 3.5%
Agrium, Inc.(b)	355	31,773

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
CANADA (continued)
Amaya, Inc.*(b)	1,514	$27,555
Bank of Montreal	602	32,839
Bank of Nova Scotia(b)	622	27,418
CAE, Inc.	1,141	12,117
Cameco Corp.(b)	1,115	13,570
Canadian Imperial Bank of Commerce(b)	269	19,357
Canadian National Railway Co.	190	10,784
Canadian Pacific Railway Ltd.	166	23,833
CGI Group, Inc., Class A*	149	5,395
DAVIDsTEA, Inc.*(b)	1,003	15,707
Descartes Systems Group, Inc. (The)*	510	9,022
Gildan Activewear, Inc.	683	20,599
HudBay Minerals, Inc.(b)	9,566	35,203
Magna International, Inc.	754	36,200
Manulife Financial Corp.	1,784	27,616
Methanex Corp.	816	27,059
Open Text Corp.	82	3,670
Potash Corp. of Saskatchewan, Inc.	54	1,110
Primero Mining Corp.*(b)	14,946	34,824
Royal Bank of Canada	302	16,686
Sierra Wireless, Inc.*	858	18,155
Silver Wheaton Corp.	3,169	38,060
Stantec, Inc.	1,095	23,981
Sun Life Financial, Inc.	427	13,775
Teck Resources Ltd., Class B	6,342	30,442
TELUS Corp.	212	6,686
Toronto-Dominion Bank (The)	619	24,401
Total Canada		587,837

CHILE – 1.1%
Cencosud SA(a)(b)	13,352	77,976
Empresa Nacional de Electricidad SA(a)	1,053	37,392
Enersis SA(a)	2,355	29,767
Sociedad Quimica y Minera de Chile SA(a)	2,802	40,741
Total Chile		185,876

CHINA – 11.1%
21Vianet Group, Inc.*(a)	684	12,504
51job, Inc.*(a)	2,228	61,047
Alibaba Group Holding Ltd.*(a)(b)	584	34,438

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
CHINA (continued)
Autohome, Inc.*(a)(b)	1,797	$58,456
Baidu, Inc.*(a)	318	43,696
Bitauto Holdings Ltd.*(a)	2,430	72,341
Bona Film Group Ltd.*(a)(b)	6,581	78,380
Changyou.com Ltd.*(a)	4,637	82,538
China Construction Bank Corp.(a)(b)	4,432	59,079
China Life Insurance Co., Ltd.(a)(b)	4,512	78,419
China Lodging Group Ltd.*(a)	2,376	57,808
China Mobile Ltd.(a)	668	39,746
China Southern Airlines Co. Ltd.(a)	1,060	38,754
China Unicom Hong Kong Ltd.(a)	9,031	115,326
CNOOC Ltd.(a)(b)	508	52,365
Ctrip.com International Ltd.*(a)(b)	700	44,226
Daqo New Energy Corp.*(a)(b)	1,612	25,776
JA Solar Holdings Co., Ltd.*(a)(b)	3,314	25,849
JD.Com, Inc.*(a)	560	14,594
JinkoSolar Holding Co., Ltd.*(a)(b)	3,402	74,640
Jumei International Holding Ltd.*(a)	3,762	37,131
Leju Holdings Ltd.(a)(b)	10,227	57,169
Mindray Medical International Ltd.(a)	1,300	28,431
NetEase, Inc.(a)	542	65,105
New Oriental Education & Technology Group, Inc.(a)	1,393	28,153
Phoenix New Media Ltd.*(a)	8,935	39,135
Qihoo 360 Technology Co., Ltd.*(a)(b)	1,354	64,762
Semiconductor Manufacturing International Corp.*(a)(b)	8,873	39,840
TAL Education Group*(a)	1,296	41,666
Tarena International, Inc.*(a)(b)	4,876	46,224
Tencent Holdings Ltd.(a)	2,453	41,407
Trina Solar Ltd.*(a)(b)	8,918	79,995
Vimicro International Corp.*(a)(b)	8,318	103,642
Vipshop Holdings Ltd.*(a)	3,533	59,354
WuXi PharmaTech Cayman, Inc.*(a)	449	19,401
YY, Inc.*(a)	1,208	65,884
Total China		1,887,281

DENMARK – 0.5%
Novo Nordisk A/S(a)	1,606	87,109

FINLAND – 0.7%
Nokia OYJ(a)	16,267	110,290

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
FRANCE – 8.9%
Accor SA(a)	8,222	$77,246
Airbus Group SE(a)	6,582	96,636
Alcatel-Lucent*(a)	45,415	165,765
AXA SA(a)	3,613	87,904
BNP Paribas SA(a)	3,894	115,185
Criteo SA*(a)	2,774	104,137
Danone SA(a)	4,454	56,120
Flamel Technologies SA*(a)	7,405	120,775
L'Oreal SA(a)	1,146	39,720
LVMH Moet Hennessy Louis Vuitton SE(a)	1,158	39,384
Orange SA(a)	9,271	140,178
Publicis Groupe SA(a)(b)	6,602	112,630
Safran SA(a)(b)	5,188	97,484
Sanofi(a)	865	41,062
Schneider Electric SE(a)	5,121	57,253
Societe Generale SA(a)(b)	12,994	116,166
Total France		1,467,645

GERMANY – 6.1%
Bayerische Motoren Werke AG(a)	2,473	72,825
Daimler AG(a)	1,780	129,655
Deutsche Post AG(a)(b)	2,857	79,196
Deutsche Telekom AG(a)	6,123	108,806
Fresenius Medical Care AG & Co. KGaA(a)(b)	1,622	63,274
Infineon Technologies AG(a)(b)	13,865	156,814
Linde AG(a)	4,791	77,327
Porsche Automobil Holding SE(a)	19,792	84,512
SAP SE(a)	1,221	79,109
Siemens AG(a)	544	48,579
Volkswagen AG(a)(b)	3,628	87,435
Total Germany		987,532

HONG KONG – 1.1%
AIA Group Ltd.(a)	3,219	67,213
CK Hutchison Holdings Ltd.(a)	8,255	107,397
Melco Crown Entertainment Ltd.(a)	1,211	16,663
Total Hong Kong		191,273

INDIA – 1.0%
Dr Reddy's Laboratories Ltd.(a)	467	29,846
Tata Motors Ltd.*(a)	3,208	72,180

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
INDIA (continued)
Wipro Ltd.(a)	3,053	$37,521
WNS Holdings Ltd.*(a)	770	21,522
Total India		161,069

INDONESIA – 0.5%
PT Bank Mandiri Persero Tbk(a)	8,610	46,236
PT Telekomunikasi Indonesia Tbk(a)	893	31,835
Total Indonesia		78,071

IRELAND – 3.7%
CRH PLC(a)	4,030	106,956
Experian PLC(a)(b)	4,188	67,469
Fly Leasing Ltd.(a)	10,324	136,277
Ryanair Holdings PLC(a)	1,830	143,289
Shire PLC(a)	432	88,659
Trinity Biotech PLC(a)	7,020	80,309
Total Ireland		622,959

ISRAEL – 0.4%
Nice Systems Ltd.(a)	1,220	68,723

ITALY – 1.3%
Eni SpA(a)	1,801	56,497
Luxottica Group SpA(a)	974	67,479
Mediolanum SpA(a)	7,426	105,843
Total Italy		229,819

JAPAN – 7.3%
Daiichi Sankyo Co. Ltd.(a)	4,397	75,892
Honda Motor Co., Ltd.(a)	4,253	127,165
Japan Tobacco, Inc.(a)	3,682	56,556
KDDI Corp.(a)	7,848	88,212
Komatsu Ltd.(a)	2,742	40,472
Mitsubishi Electric Corp.(a)(b)	6,440	118,042
Mitsubishi UFJ Financial Group, Inc.(a)	13,613	82,903
Mizuho Financial Group, Inc.(a)(b)	9,177	34,047
Nidec Corp.(a)(b)	5,747	99,595
NTT DOCOMO, Inc.(a)(b)	1,564	26,400
Panasonic Corp.(a)	7,728	78,130
SoftBank Corp.(a)	4,663	107,948
Sony Corp.(a)	2,383	58,384
Sumitomo Mitsui Financial Group, Inc.(a)	11,223	85,631

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Toyota Motor Corp.(a)	805	$94,410
Unicharm Corp.(a)	11,979	42,765
Total Japan		1,216,552

LUXEMBOURG – 0.4%
Oriflame Cosmetics SA*(a)	12,213	47,020
Ternium SA(a)	1,866	22,933
Total Luxembourg		69,953

MEXICO – 1.5%
America Movil SAB de CV, Class L(a)	3,213	53,175
Coca-Cola Femsa SAB de CV(a)	235	16,304
Empresas ICA SAB de CV*(a)(b)	48,386	80,805
Fomento Economico Mexicano SAB de CV(a)	245	21,866
Grupo Aeroportuario del Centro Norte SAB de CV*(a)	378	14,991
Grupo Financiero Santander Mexico SAB de CV, Class B(a)	2,467	18,108
Grupo Televisa SAB(a)	1,269	33,019
Kimberly-Clark de Mexico SAB de CV(a)	1,641	18,655
Total Mexico		256,923

NETHERLANDS – 3.7%
Aegon NV(c)	23,144	133,077
Akzo Nobel NV(a)	5,575	120,029
ASML Holding N.V.(c)	1,352	118,949
ING Groep NV(a)	7,011	99,065
Koninklijke DSM NV(a)(b)	2,805	32,594
Koninklijke Philips NV(c)	5,707	133,885
Total Netherlands		637,599

NORWAY – 2.2%
Marine Harvest ASA*(a)(b)	13,067	165,036
Norsk Hydro ASA(a)	36,743	121,986
Orkla ASA(a)	14,588	106,492
Total Norway		393,514

RUSSIA – 1.2%
Gazprom OAO(a)	20,172	81,899
LUKOIL PJSC(a)	1,220	41,553
Mobile TeleSystems PJSC(a)	7,426	53,616
QIWI PLC(a)	2,003	32,288
Total Russia		209,356

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
SINGAPORE – 1.2%
Keppel Corp. Ltd.(a)(b)	11,962	$114,835
United Overseas Bank Ltd.(a)	3,074	80,231
Total Singapore		195,066

SOUTH AFRICA – 1.8%
Gold Fields Ltd.(a)	16,916	44,997
Impala Platinum Holdings Ltd.*(a)(b)	28,400	79,520
MTN Group Ltd.(a)	1,920	24,576
Nampak Ltd.(a)	16,436	32,050
Sasol Ltd.(a)	1,614	44,901
Sibanye Gold Ltd.(a)	13,966	64,802
Total South Africa		290,846

SOUTH KOREA – 2.3%
KB Financial Group, Inc.(a)	1,091	32,064
Korea Electric Power Corp.(a)	4,467	91,529
KT Corp.*(a)	2,255	29,473
LG Display Co., Ltd.(a)	9,765	92,768
POSCO(a)	2,267	79,390
Shinhan Financial Group Co., Ltd.(a)(b)	717	24,952
SK Telecom Co., Ltd.(a)	1,356	33,086
Total South Korea		383,262

SPAIN – 2.5%
Abengoa SA(a)	32,315	150,588
Banco Bilbao Vizcaya Argentaria SA(a)	15,717	131,550
Banco Santander SA(a)	20,500	108,240
Grifols SA(a)	1,894	57,578
Total Spain		447,956

SWEDEN – 1.7%
Assa Abloy AB(a)	6,530	58,182
Nordea Bank AB(a)(b)	3,896	43,129
Svenska Handelsbanken AB, Class A(a)	6,454	46,211
Telefonaktiebolaget LM Ericsson(a)	13,851	135,463
Total Sweden		282,985

SWITZERLAND – 5.3%
ABB Ltd.*(a)	4,433	78,331
Cie Financiere Richemont SA(a)	12,266	95,184
Credit Suisse Group AG*(a)(b)	5,431	130,506
Givaudan SA(a)	841	27,297

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
SWITZERLAND (continued)
Glencore PLC(a)	21,285	$58,747
Julius Baer Group Ltd.*(a)	12,716	115,207
Novartis AG(a)	536	49,269
Roche Holding AG(a)	1,006	33,148
STMicroelectronics NV(b) (c)	20,304	138,473
Syngenta AG(a)	578	36,865
Wolseley PLC(a)(b)	15,698	93,246
Total Switzerland		856,273

TAIWAN – 2.7%
Advanced Semiconductor Engineering, Inc.(a)	13,313	73,088
AU Optronics Corp.(a)(b)	28,976	85,769
Himax Technologies, Inc.(a)	2,624	20,913
Silicon Motion Technology Corp.(a)	2,687	73,382
Siliconware Precision Industries Co., Ltd.(a)(b)	14,017	88,097
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	3,018	62,624
United Microelectronics Corp.(a)	29,682	48,085
Total Taiwan		451,958

TURKEY – 1.1%
Turkcell Iletisim Hizmetleri AS(a)	5,294	45,952
Turkiye Garanti Bankasi AS(a)	26,803	62,719
Turkiye Halk Bankasi AS(a)(b)	9,456	63,087
Total Turkey		171,758

UNITED KINGDOM – 10.3%
Anglo American PLC(a)	16,972	69,925
ARM Holdings PLC(a)	2,521	109,033
Associated British Foods PLC(a)	526	26,879
AstraZeneca PLC(a)	1,097	34,907
Aviva PLC(a)	8,101	111,146
Barclays PLC(a)	7,930	117,204
BP PLC(a)	2,936	89,725
British American Tobacco PLC(a)	288	31,703
BT Group PLC(a)	1,186	75,608
Compass Group PLC(a)(b)	3,455	55,591
HSBC Holdings PLC(a)	2,743	103,905
InterContinental Hotels Group PLC(a)	1,847	63,962
Kingfisher PLC(a)	3,372	36,856
Lloyds Banking Group PLC(a)	18,083	83,182
Marks & Spencer Group PLC(a)	4,027	61,251

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Pearson PLC(a)	2,925	$50,193
Prudential PLC(a)	2,554	107,626
RELX NV(a)(b)	4,585	75,469
Rio Tinto PLC(a)(b)	2,421	81,877
SABMiller PLC(a)	567	32,467
Smith & Nephew PLC(a)	2,144	75,040
Tesco PLC(a)	5,535	45,830
Unilever NV(c)	1,348	54,191
Unilever PLC(a)	716	29,198
WPP PLC(a)	670	69,700
Total United Kingdom		1,692,468

UNITED STATES – 1.3%
Carnival PLC(a)	2,391	123,686
IMAX Corp.*	881	29,769
lululemon athletica, Inc.*(b)	85	4,305
Mitel Networks Corp.*(b)	5,114	32,985
Valeant Pharmaceuticals International, Inc.*	156	27,827
Total United States		218,572
Total Common Stocks (Cost $19,109,203)		16,125,210

PREFERRED STOCK – 0.5%
GERMANY – 0.5%
Volkswagen AG(a)(b) (Cost $138,807)	3600	80,172

MONEY MARKET FUND – 3.2%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.10%(d) (Cost $530,250)	530,250	530,250

REPURCHASE AGREEMENTS – 17.0%(e)
Citibank NA, dated 09/30/15, due 10/01/15, 0.12%, total to be received $426,621, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/15/18-10/01/45, totaling $435,152)	$426,620	426,620

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.10%, total to be received $661,975, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 11/15/15-07/15/37, totaling $675,213)	$661,973	$661,973
Merrill Lynch Pierce Fenner & Smith Inc., dated 09/30/15, due 10/01/15, 0.13%, total to be received $431,594, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.50%, 10/20/41-05/20/45, totaling $440,224)	431,592	431,592
Mizuho Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.14%, total to be received $661,976, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 10/09/19-10/01/45, totaling $675,212)	661,973	661,973
Morgan Stanley & Co. LLC, dated 09/30/15, due 10/01/15, 0.09%, total to be received $661,975, (collateralized by various U.S. Government Agency Obligations, 2.13%-10.50%, 12/15/16-09/01/45, totaling $675,212)	661,973	661,973
Total Repurchase Agreements (Cost $2,844,131)		2,844,131
Total Investments – 117.0% (Cost $22,622,391)		19,579,763
Liabilities in Excess of Other Assets – (17.0)%		(2,851,645)
Net Assets – 100.0%		$16,728,118

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,730,735; the aggregate market value of the collateral held by the fund is $2,848,458. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,327.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of September 30, 2015.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	1.1%
Aerospace/Defense	1.5
Agriculture	0.5
Airlines	1.1
Apparel	0.4
Auto Manufacturers	4.5
Auto Parts & Equipment	0.2
Banks	13.4
Beverages	0.7
Building Materials	0.6
Chemicals	3.0
Commercial Services	2.8
Computers	0.4
Cosmetics/Personal Care	1.3
Distribution/Wholesale	0.6
Diversified Financial Services	1.8
Electric	1.4
Electrical Components & Equipment	0.9
Electronics	2.4
Energy - Alternate Sources	1.1
Engineering & Construction	1.6
Entertainment	0.6
Food	3.8
Food Service	0.3
Forest Products & Paper	0.5
Healthcare - Products	1.1
Healthcare - Services	0.4
Holding Companies - Diversified	0.7
Home Furnishings	0.5
Household Products/Wares	0.1
Insurance	4.6
Internet	4.3
Iron/Steel	0.6
Leisure Time	0.7
Lodging	1.3
Machinery - Construction & Mining	1.4
Media	0.5
Metal Fabricate/Hardware	0.3
Mining	5.0
Miscellaneous Manufacturing	0.3

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)
SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets (continued)
Oil & Gas	3.0%
Packaging & Containers	0.2
Pharmaceuticals	3.9
Pipelines	0.5
Retail	2.4
Semiconductors	6.2
Software	1.6
Telecommunications	9.6
Transportation	0.7
Water	0.4
Money Market Fund	3.2
Repurchase Agreements	17.0
Total Investments	117.0
Liabilities in Excess of Other Assets	(17.0)
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS – 10.2%
Debt Fund – 10.2%
iShares 3-7 Year Treasury Bond ETF(a)	7,308	$910,942
iShares 7-10 Year Treasury Bond ETF	8,443	910,746
Total Exchange Traded Funds (Cost $1,810,775)		1,821,688

MONEY MARKET FUND – 90.0%
Dreyfus Institutional Reserves Treasury Fund - Institutional Class, 0.00%(b) (Cost $16,158,295)	16,158,295	16,158,295

REPURCHASE AGREEMENTS – 1.5%(c)
Royal Bank of Scotland PLC, dated 09/30/15, due 10/01/15, 0.09%, total to be received $17,426, (collateralized by various U.S. Government Agency Obligations, 0.09%-3.63%, 01/31/16-02/15/44, totaling $17,775)	$17,426	17,426
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.11%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.63%-6.50%, 12/28/16-10/01/45, totaling $255,001)	250,000	250,000
Total Repurchase Agreements (Cost $267,426)		267,426
Total Investments – 101.7% (Cost $18,236,495)		18,247,409
Liabilities in Excess of Other Assets – (1.7)%		(302,533)
Net Assets – 100.0%		$17,944,876

ETF - Exchange Traded Fund

PLC - Public Limited Company

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $261,576; the aggregate market value of the collateral held by the fund is $267,426.
(b)	Rate shown reflects the 7-day yield as of September 30, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Debt Fund	10.2%
Money Market Fund	90.0
Repurchase Agreements	1.5
Total Investments	101.7
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF
Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 46.6%
Commodity Fund – 2.9%
iPath Bloomberg Commodity Index Total Return ETN*(a)	8,209	$200,710
PowerShares DB Base Metals Fund*	7,572	96,316
Total Commodity Fund		297,026

Currency Fund – 6.8%
PowerShares DB US Dollar Index Bullish Fund*(a)	9,864	247,587
ProShares UltraShort Euro*	8,515	207,425
ProShares UltraShort Yen*	2,545	223,502
Total Currency Fund		678,514

Debt Fund – 4.5%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares*(a)	5,746	457,152

Equity Fund – 32.4%
Energy Select Sector SPDR Fund	1,372	83,966
Global X FTSE Portugal 20 ETF(a)	28,021	282,732
iShares China Large-Cap ETF	3,414	121,095
iShares MSCI Europe Financials ETF	9,241	189,810
iShares MSCI Italy Capped ETF(a)	11,257	161,200
iShares MSCI Spain Capped ETF(a)	4,802	142,427
iShares Residential Real Estate Capped ETF(a)	8,440	500,399
Technology Select Sector SPDR Fund	14,917	589,222
Vanguard Global ex-U.S. Real Estate ETF	7,981	406,792
WisdomTree India Earnings Fund(a)	5,170	102,986
WisdomTree Japan Hedged Equity Fund	10,232	497,889
WisdomTree Japan Hedged Financials Fund(a)	7,371	190,761
Total Equity Fund		3,269,279

Total Exchange Traded Funds (Cost $4,896,457)		4,701,971

CLOSED-END FUND – 1.9%
Country Fund – 1.9%
Morgan Stanley China A Share Fund, Inc. (Cost $218,744)	8,741	196,148

MONEY MARKET FUND – 44.2%
Goldman Sachs Financial Square Fund, 0.13%(b) (Cost $4,472,942)	4,472,942	4,472,942

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS – 16.3%(c)
Citibank NA, dated 09/30/15, due 10/01/15, 0.12%, total to be received $247,196, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/15/18-10/01/45, totaling $252,139)	$247,195	$247,195
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.10%, total to be received $383,566, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 11/15/15-07/15/2037, totaling $391,236)	383,565	383,565
Merrill Lynch Pierce Fenner & Smith Inc., dated 09/30/15, due 10/01/15, 0.13%, total to be received $250,074, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.50%, 10/20/41-05/20/45, totaling $255,074)	250,073	250,073
Mizuho Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.14%, total to be received $383,566, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 10/09/19-10/01/45, totaling $391,236)	383,565	383,565
RBC Capital Markets LLC, dated 09/30/15, due 10/01/15, 0.10%, total to be received $383,566, (collateralized by various U.S. Government Agency Obligations, 1.88%-7.00%, 04/20/25-05/20/65, totaling $391,236)	383,565	383,565
Total Repurchase Agreements (Cost $1,647,963)		1,647,963
Total Investments – 109.0% (Cost $11,236,106)		11,019,024
Liabilities in Excess of Other Assets – (9.0)%		(908,066)
Net Assets – 100.0%		$10,110,958

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,608,229; the aggregate market value of the collateral held by the fund is $1,649,259. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,296.
(b)	Rate shown reflects the 7-day yield as of September 30, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Commodity Fund	2.9%
Country Fund	1.9
Currency Fund	6.8
Debt Fund	4.5
Equity Fund	32.4
Money Market Fund	44.2
Repurchase Agreements	16.3
Total Investments	109.0
Liabilities in Excess of Other Assets	(9.0)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES – 33.6%
Commercial Mortgage Backed Securities – 18.5%
A10 Term Asset Financing LLC, Class A1, Series 2014-1, 1.72%, 04/15/33‡	$232,435	$232,096
Access Point Funding LLC, Class A, Series 2015-A, 2.61%, 04/15/20‡	212,010	211,968
Aventura Mall Trust, Class A, Series 2013-AVM, 3.74%, 12/05/32@‡	115,000	123,063
BAMLL-DB Trust, Class A2FX, Series 2012-OSI, 3.35%, 04/13/29‡	274,872	281,067
Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.62%, 04/10/49@	1,514,000	1,572,608
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 1.69%, 01/25/38@‡	300,000	290,568
Bcrr Trust, Class 2A1, Series 2009-1, 5.86%, 07/17/40@‡	126,057	128,841
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW14, 5.24%, 12/11/38	285,000	296,255
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2005-PW10, 5.45%, 12/11/40@	1,081,000	1,084,034
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW13, 5.58%, 09/11/41@	885,000	913,969
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW15, 5.36%, 02/11/44	265,000	272,534
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW17, 5.88%, 06/11/50@	990,000	1,059,405
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	970,000	1,024,603
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW18, 6.08%, 06/11/50@	460,000	496,719
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	650,000	687,048
CD Commercial Mortgage Trust, Class AMFX, Series 2007-CD4, 5.37%, 12/11/49@	895,000	926,005
CD Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49	780,000	805,904
Citigroup Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.71%, 12/10/49@	140,000	147,968
Citigroup Commercial Mortgage Trust, Class A1A, Series 2007-C6, 5.71%, 12/10/49@	1,390,644	1,470,343
Citigroup Commercial Mortgage Trust, Class AM, Series 2008-C7, 6.14%, 12/10/49@	530,000	570,883

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Class MLSR, Series 2010-RR3, 5.81%, 06/14/50@‡	$307,991	$322,725
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50‡	929,324	930,510
Commercial Mortgage Trust, Class AM, Series 2007-GG11, 5.87%, 12/10/49@	1,050,000	1,110,451
Credit Suisse Commercial Mortgage Trust, Class A1A, Series 2007-C1, 5.36%, 02/15/40	478,070	496,607
Credit Suisse Commercial Mortgage Trust, Class 1A, Series 2010-RR7, 5.38%, 08/12/48@‡	463,528	477,700
DBUBS Mortgage Trust, Class A2, Series 2011-LC3A, 3.64%, 08/10/44	971,275	982,446
Extended Stay America Trust, Class A17, Series 2013-ESH7, 2.30%, 12/05/31‡	735,000	736,103
GS Mortgage Securities Trust, Class A1A, Series 2007-GG10, 5.79%, 08/10/45@	1,847,923	1,967,692
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.79%, 08/10/45@	896,935	946,786
Hilton USA Trust, Class EFX, Series 2013-HLT, 4.45%, 11/05/30@‡	535,000	541,843
JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2015-SGP, 2.94%, 07/15/36@‡	535,000	537,973
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP7, 6.10%, 04/15/45@	1,190,000	1,218,223
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2006-LDP7, 6.10%, 04/15/45@	141,051	143,253
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2006-LDP9, 5.34%, 05/15/47	2,384,191	2,465,566
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP9, 5.37%, 05/15/47	650,000	666,917
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@	275,000	283,020
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-LD12, 5.88%, 02/15/51@	2,255,000	2,374,159
LB Commercial Mortgage Trust, Class A4, Series 2007-C3, 6.10%, 07/15/44@	599,342	634,449
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C2, 5.43%, 02/15/40	1,029,630	1,073,696
LB-UBS Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.86%, 07/15/40@	1,072,834	1,119,752

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	$675,768	$728,477
Merrill Lynch Mortgage Trust, Class AM, Series 2006-C1, 5.67%, 05/12/39@	660,000	672,830
Morgan Stanley Capital I Trust, Class AM, Series 2008-T29, 6.27%, 01/11/43@	860,000	945,314
Morgan Stanley Capital I Trust, Class A4, Series 2006-IQ12, 5.33%, 12/15/43	449,245	462,959
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ14, 5.69%, 04/15/49@	800,000	835,496
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.87%, 04/15/49@	226,000	235,001
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ16, 5.81%, 12/12/49	401,575	427,570
Motel 6 Trust, Class B, Series 2015-MTL6, 3.30%, 02/05/30‡	385,000	388,359
VFC LLC, Class A, Series 2014-2, 2.75%, 07/20/30‡	104,177	104,141
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C30, 5.38%, 12/15/43	870,000	905,104
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,380,000	1,451,794
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 04/15/47	770,000	786,811
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.90%, 06/15/49@	975,000	1,023,111
Total Commercial Mortgage Backed Securities		40,592,719

Residential Mortgage Backed Securities – 15.1%
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	179,809	190,780
American Homes 4 Rent, Class A, Series 2014-SFR1, 1.25%, 06/17/31@‡	273,752	269,110
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 06/25/35	354,638	365,715
B2R Mortgage Trust, Class A1, Series 2015-1, 2.52%, 05/15/48‡	227,670	227,417
Banc of America Funding Trust, Class 5A1, Series 2004-A, 2.62%, 07/20/34@	180,566	180,267
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	266,545	269,782
Banc of America Mortgage Trust, Class 4A1, Series 2004-5, 4.75%, 06/25/19	289,157	290,778

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Banc of America Mortgage Trust, Class 6A3, Series 2004-7, 4.50%, 08/25/19	$565,556	$566,786
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	543,409	574,931
Bayview Financial Mortgage Pass-Through Trust, Class 1A2, Series 2006-A, 5.48%, 02/28/41	155,350	164,262
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 2.27%, 04/25/34@	735,058	728,302
Bear Stearns ARM Trust, Class 12A3, Series 2004-10, 2.74%, 01/25/35@	403,376	400,456
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 2.81%, 01/25/35@	1,132,023	1,132,984
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.35%, 09/25/34	438,000	461,263
Citicorp Residential Mortgage Trust, Class A4, Series 2006-1, 5.74%, 07/25/36	430,798	445,025
Citicorp Residential Mortgage Trust, Class A6, Series 2007-2, 5.52%, 06/25/37	360,147	374,200
Citigroup Mortgage Loan Trust, Class A, Series 2014-A, 4.00%, 01/25/35@‡	140,080	145,618
Citigroup Mortgage Loan Trust, Inc., Class A2, Series 2003-UP3, 7.00%, 09/25/33	221,363	234,438
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 2.25%, 08/25/34@	355,216	356,749
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@	479,408	490,651
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35	649,741	663,427
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-8, 4.50%, 12/25/19	116,615	118,488
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.47%, 09/25/34@	217,507	217,164
FDIC Trust, Class A, Series 2013-N1, 4.50%, 10/25/18‡	124,244	124,801
Federal Home Loan Mortgage Corporation, Class M2, Series 2014-DN2, 1.84%, 04/25/24@	500,000	496,318
GMACM Mortgage Loan Trust, Class A10, Series 2003-J7, 5.50%, 11/25/33	667,305	686,939
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 3.04%, 06/25/34@	577,406	589,155
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	190,599	201,946

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 2.30%, 06/25/34@	$779,269	$760,268
GSR Mortgage Loan Trust, Class 2A2, Series 2007-1F, 5.50%, 01/25/37	27,635	26,481
Irwin Home Equity Loan Trust, Class M1, Series 2003-A, 1.74%, 10/25/27@	366,866	363,788
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	593,056	595,026
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡	246,236	255,007
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 2.45%, 07/25/34@	350,200	348,986
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 2.72%, 08/25/34@	348,047	350,065
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 2.14%, 04/25/35@	810,842	795,662
JPMorgan Mortgage Trust, Class 1A1, Series 2014-1, 4.00%, 01/25/44@‡	382,179	403,130
JPMorgan Mortgage Trust, Class 2A1, Series 2014-IVR3, 3.00%, 09/25/44@‡	587,467	592,006
JPMorgan Trust, Class A2, Series 2015-5, 2.91%, 05/25/45@‡	523,878	530,229
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	456,063	482,340
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	280,889	283,948
MASTR Asset Securitization Trust, Class 4A5, Series 2003-5, 5.50%, 06/25/33	538,150	546,365
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	444,372	453,568
Morgan Stanley Residential Mortgage Loan Trust, Class A1, Series 2014-1A, 2.99%, 06/25/44@‡	737,658	754,499
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54@‡	414,376	430,102
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡	387,813	406,958
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡	942,688	980,683
RALI Series Trust, Class CB5, Series 2003-QS17, 5.50%, 09/25/33	381,980	395,211
RALI Series Trust, Class A3, Series 2003-QS22, 5.38%, 12/26/33	40,636	40,810

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@	$124,598	$126,219
Residential Funding Mortgage Securities II Home Equity Loan Trust, Class AIIB, Series 2003-HS2, 0.44%, 06/25/28@	305,650	290,946
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 2.58%, 02/25/34@	476,920	467,668
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 2.51%, 04/25/34@	173,048	171,945
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 2.51%, 04/25/34@	921,576	924,308
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-5, 2.45%, 05/25/34@	400,059	399,832
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 3.86%, 12/25/33@	310,325	312,064
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.50%, 02/25/34	640,955	685,419
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	1,250,812	1,235,032
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	456,446	467,486
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 2.64%, 11/25/33@	324,343	318,923
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 3A3, Series 2004-15, 5.50%, 09/25/34	289,384	294,300
Structured Asset Securities Corp. Pass-Through Certificates, Class A3, Series 2002-AL1, 3.45%, 02/25/32	1,065,132	1,055,561
Towd Point Mortgage Trust, Class A1B, Series 2015-3, 3.00%, 03/25/54@‡	670,427	676,747
Vericrest Opportunity Loan Trust, Class A1, Series 2014-NPL9, 3.38%, 11/25/54‡	215,771	215,971
Vericrest Opportunity Loan Trust, Class A1, Series 2015-NPL3, 3.38%, 10/25/58‡	373,167	370,853
VOLT XXII LLC, Class A1, Series 2015-NPL4, 3.50%, 02/25/55‡	274,416	274,504
VOLT XXXI LLC, Class A1, Series 2015-NPL2, 3.38%, 02/25/55‡	404,205	403,835
Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C30, 5.34%, 12/15/43	90,000	93,198
WaMu Mortgage Pass-Through Certificates, Class A1, Series 2003-AR6, 2.55%, 06/25/33@	234,073	234,794

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 2.26%, 08/25/33@	$203,841	$202,087
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 2.62%, 06/25/33@	32,282	32,678
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 2.61%, 10/25/33@	214,066	216,785
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 2.65%, 02/25/34@	255,489	256,315
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 2.74%, 07/25/34@	169,157	170,915
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 2.74%, 07/25/34@	489,452	491,855
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 2.67%, 10/25/34@	515,270	515,744
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 2.62%, 12/25/34@	202,567	203,057
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	158,689	162,148
WinWater Mortgage Loan Trust, Class A1, Series 2014-1, 3.99%, 06/20/44@‡	594,269	617,863
Total Residential Mortgage Backed Securities		32,651,936
Total Mortgage Backed Securities (Cost $75,007,975)		73,244,655

ASSET BACKED SECURITIES – 24.2%
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	500,000	502,564
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-3, 2.73%, 03/08/21	655,000	658,598
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	1,050,000	1,063,761
AmeriCredit Automobile Receivables Trust, Class D, Series 2013-2, 2.42%, 05/08/19	575,000	580,083
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	755,000	761,180
Ascentium Equipment Receivables LLC, Class B, Series 2015-1A, 2.26%, 06/10/21‡	600,000	608,051
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@	255,922	276,355

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	$500,000	$503,965
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	1,140,000	1,145,011
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2013-2A, 2.97%, 02/20/20‡	1,465,000	1,509,859
BankAmerica Manufactured Housing Contract Trust, Class B1, Series 1998-1, 7.81%, 08/10/25@	247,938	259,114
Beacon Container Finance LLC, Class A, Series 2012-1A, 3.72%, 09/20/27‡	619,937	629,527
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	520,043	518,795
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	645,000	647,138
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	500,000	502,592
California Republic Auto Receivables Trust, Class B, Series 2015-3, 2.70%, 09/15/21	645,000	644,930
Capital Auto Receivables Asset Trust, Class C, Series 2013-1, 1.74%, 10/22/18	415,000	416,763
Capital Auto Receivables Asset Trust, Class C, Series 2013-4, 2.67%, 02/20/19	635,000	643,773
Capital Auto Receivables Asset Trust, Class C, Series 2015-2, 2.67%, 08/20/20	650,000	653,723
CarFinance Capital Auto Trust, Class B, Series 2013-2A, 3.15%, 08/15/19‡	350,000	354,521
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	200,000	200,759
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	484,266
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	1,000,000	1,013,611
CarFinance Capital Auto Trust, Class D, Series 2014-1A, 4.90%, 04/15/20‡	415,000	418,546
CarMax Auto Owner Trust, Class B, Series 2014-4, 2.20%, 09/15/20	700,000	706,617
CarMax Auto Owner Trust, Class C, Series 2015-2, 2.39%, 03/15/21	615,000	616,920
Carnow Auto Receivables Trust, Class D, Series 2014-1A, 4.16%, 11/15/18‡	400,000	394,811

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
CCG Receivables Trust, Class A3, Series 2015-1, 1.92%, 01/17/23‡	$1,000,000	$1,004,270
CCG Receivables Trust, Class B, Series 2014-1, 2.15%, 11/15/21‡	420,000	422,057
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	747,839	745,774
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	370,563	384,246
CLI Funding V LLC, Class A, Series 2014-2A, 3.38%, 10/18/29‡	454,167	458,816
Conseco Financial Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@	358,049	375,665
Diamond Resorts Owner Trust, Class A, Series 2014-1, 2.54%, 05/20/27‡	557,208	563,342
Domino's Pizza Master Issuer LLC, Class A2, Series 2012-1A, 5.22%, 01/25/42‡	308,234	317,834
Drive Auto Receivables Trust, Class C, Series 2015-AA, 3.06%, 05/17/21‡	590,000	593,623
Drug Royalty II LP 2, Class A2, Series 2014-1, 3.48%, 07/15/23‡	390,004	396,373
DT Auto Owner Trust, Class C, Series 2013-2A, 3.06%, 09/16/19‡	500,000	503,089
DT Auto Owner Trust, Class C, Series 2014-1A, 2.64%, 10/15/19‡	670,000	673,937
DT Auto Owner Trust, Class C, Series 2014-2A, 2.46%, 01/15/20‡	300,000	300,093
DT Auto Owner Trust, Class C, Series 2014-3A, 3.04%, 09/15/20‡	560,000	566,826
Exeter Automobile Receivables Trust, Class B, Series 2013-2A, 3.09%, 07/16/18‡	180,000	181,407
Exeter Automobile Receivables Trust, Class C, Series 2013-1A, 3.52%, 02/15/19‡	500,000	507,592
Exeter Automobile Receivables Trust, Class C, Series 2014-1A, 3.57%, 07/15/19‡	1,110,000	1,123,613
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	880,000	881,699
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	500,000	510,085
Exeter Automobile Receivables Trust, Class C, Series 2015-2A, 3.90%, 03/15/21‡	500,000	507,297
Foursight Capital Automobile Receivables Trust, Class B, Series 2014-1, 3.56%, 11/22/21‡	500,000	508,450
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	478,599	482,247

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC, Class A, Series 2015-2A, 2.02%, 09/25/19‡	$1,075,000	$1,074,771
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	950,519	958,529
Hilton Grand Vacations Trust, Class A, Series 2014-AA, 1.77%, 11/25/26‡	318,312	315,045
Hyundai Auto Receivables Trust, Class B, Series 2015-C, 2.15%, 11/15/21	1,000,000	1,007,545
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	424,339
Hyundai Auto Receivables Trust, Class D, Series 2015-A, 2.73%, 06/15/21	500,000	509,785
Leaf Receivables Funding 10 LLC, Class D, Series 2015-1, 3.74%, 05/17/21‡	615,000	609,520
LEAF Receivables Funding 9 LLC, Class D, Series 2013-1, 5.11%, 09/15/21‡	345,000	354,703
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	945,344	952,667
Mid-State Trust, Class A4, Series 1997-6, 7.79%, 07/01/35	367,077	392,868
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	639,298	644,397
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	335,822	354,243
OneMain Financial Issuance Trust, Class A, Series 2014-1A, 2.43%, 06/18/24‡	730,000	730,266
OneMain Financial Issuance Trust, Class A, Series 2015-2A, 2.57%, 07/18/25‡	325,000	324,670
Santander Drive Auto Receivables Trust, Class C, Series 2012-3, 3.01%, 04/16/18	147,478	148,309
Santander Drive Auto Receivables Trust, Class C, Series 2012-4, 2.94%, 12/15/17	254,550	256,520
Santander Drive Auto Receivables Trust, Class C, Series 2013-3, 1.81%, 04/15/19	600,000	601,825
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	600,000	604,881
Santander Drive Auto Receivables Trust, Class D, Series 2012-2, 3.87%, 02/15/18	300,000	305,596
Santander Drive Auto Receivables Trust, Class D, Series 2012-6, 2.52%, 09/17/18	350,000	353,869
Santander Drive Auto Receivables Trust, Class D, Series 2013-1, 2.27%, 01/15/19	500,000	503,319

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	$475,000	$480,824
Santander Drive Auto Receivables Trust, Class D, Series 2014-4, 3.10%, 11/16/20	600,000	606,278
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	230,517	231,961
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31‡	156,415	157,681
Sierra Timeshare Receivables Funding LLC, Class B, Series 2012-2A, 3.42%, 03/20/29‡	153,189	155,292
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	152,996	154,737
Silverleaf Finance XVIII LLC, Class A, Series 2014-A, 2.81%, 01/15/27‡	632,174	629,140
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	500,000	499,420
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	270,000	279,178
SLM Private Education Loan Trust, Class A2A, Series 2014-A, 2.59%, 01/15/26‡	1,275,000	1,290,629
SNAAC Auto Receivables Trust, Class C, Series 2014-1A, 2.21%, 01/15/20‡	655,000	657,125
SoFi Professional Loan Program LLC, Class A2, Series 2014-A, 3.02%, 10/25/27‡	259,870	264,728
SoFi Professional Loan Program LLC, Class A2, Series 2014-B, 2.55%, 08/27/29‡	741,459	745,494
SoFi Professional Loan Program LLC, Class A2, Series 2015-A, 2.42%, 03/25/30‡	406,994	406,902
TAL Advantage V LLC, Class A, Series 2013-1A, 2.83%, 02/22/38‡	407,917	411,032
TAL Advantage V LLC, Class A, Series 2014-3A, 3.27%, 11/21/39‡	458,333	464,764
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	806,104
Tidewater Auto Receivables Trust, Class C, Series 2014-AA, 2.56%, 08/15/19‡	500,000	502,150
Trip Rail Master Funding LLC, Class A1, Series 2014-1A, 2.86%, 04/15/44‡	265,873	269,151
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	319,180	331,706

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23‡	$560,799	$583,572
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	610,967	613,932
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	535,000	540,190
Westgate Resorts LLC, Class A, Series 2012-2A, 3.00%, 01/20/25‡	139,348	139,500
Westlake Automobile Receivables Trust, Class C, Series 2014-1A, 1.70%, 11/15/19‡	795,000	794,237
Westlake Automobile Receivables Trust, Class C, Series 2015-1A, 2.29%, 11/16/20‡	500,000	501,563
Total Asset Backed Securities (Cost $52,474,418)		52,669,125

CORPORATE BONDS – 20.5%
Consumer Discretionary – 1.6%
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	115,000	115,431
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 03/15/21	80,000	78,990
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	85,000	79,900
CCO Safari II LLC, 4.46%, 07/23/22‡	175,000	175,296
Dish DBS Corp., 4.63%, 07/15/17	230,000	230,150
Lennar Corp., 4.50%, 11/15/19(a)	305,000	309,118
Marriott International, Inc., Series N, 3.13%, 10/15/21	520,000	528,363
QVC, Inc., 3.13%, 04/01/19	505,000	504,279
Time Warner Cable, Inc., 6.75%, 07/01/18	205,000	228,257
Toll Brothers Finance Corp., 4.00%, 12/31/18	375,000	386,250
Toll Brothers Finance Corp., 6.75%, 11/01/19	117,000	133,380
TRI Pointe Holdings, Inc., 4.38%, 06/15/19	355,000	349,675
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	450,872
Total Consumer Discretionary		3,569,961

Consumer Staples – 0.4%
CVS Health Corp., 1.90%, 07/20/18	450,000	453,308
CVS Health Corp., 2.80%, 07/20/20	255,000	259,366
Kraft Heinz Foods Co., 2.80%, 07/02/20‡	185,000	186,415
Total Consumer Staples		899,089

Energy – 1.2%
Antero Resources Corp., 5.63%, 06/01/23‡	210,000	185,325

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/22‡	$155,000	$148,025
Energy Transfer Partners LP, 4.15%, 10/01/20	250,000	253,153
Kinder Morgan, Inc., 3.05%, 12/01/19	100,000	98,278
Kinder Morgan, Inc., 5.63%, 11/15/23‡	445,000	437,012
Markwest Energy Partners LP / Markwest Energy Finance Corp., 5.50%, 02/15/23	320,000	311,600
Newfield Exploration Co., 5.75%, 01/30/22	140,000	136,500
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19	535,000	489,525
Parker Drilling Co., 6.75%, 07/15/22	100,000	78,500
Sabine Oil & Gas Corp., 7.25%, 06/15/19^	92,000	13,340
Sunoco LP / Sunoco Finance Corp., 5.50%, 08/01/20‡	650,000	643,499
Total Energy		2,794,757

Financials – 9.4%
Air Lease Corp., 2.63%, 09/04/18	295,000	294,816
Ally Financial, Inc., 3.25%, 02/13/18(a)	225,000	221,906
Ally Financial, Inc., 4.13%, 03/30/20(a)	270,000	267,638
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20	95,000	96,242
Ares Capital Corp., 3.88%, 01/15/20	280,000	288,584
Associated Banc-Corp., 5.13%, 03/28/16	60,000	60,921
Associates Corp. of North America, 6.95%, 11/01/18	415,000	473,630
Aviation Capital Group Corp., 3.88%, 09/27/16‡	430,000	434,838
Aviation Capital Group Corp., 2.88%, 09/17/18‡	195,000	195,066
Bank of America Corp., 2.00%, 01/11/18	235,000	235,999
Bank of America Corp., Series L, 5.65%, 05/01/18	200,000	218,353
Bank of America Corp., 5.49%, 03/15/19	66,000	72,617
Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49@	395,000	389,569
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	83,993
Block Financial LLC, 4.13%, 10/01/20	315,000	315,358
Brixmor Operating Partnership LP, 3.88%, 08/15/22	210,000	212,208
Capital One Financial Corp., 6.15%, 09/01/16	400,000	416,750
Corporate Office Properties LP, 3.70%, 06/15/21	460,000	451,792
Corrections Corp. of America, 5.00%, 10/15/22	755,000	760,662
Countrywide Financial Corp., 6.25%, 05/15/16	130,000	133,711
DDR Corp., 7.88%, 09/01/20	280,000	342,401
DDR Corp., 3.50%, 01/15/21	145,000	147,677

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Digital Delta Holdings LLC, 3.40%, 10/01/20‡	$420,000	$422,062
Digital Realty Trust LP, 3.95%, 07/01/22	270,000	270,097
DuPont Fabros Technology LP, 5.88%, 09/15/21	475,000	489,250
Fifth Third Bancorp, 4.50%, 06/01/18	321,000	341,727
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	252,932
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	545,798
FS Investment Corp., 4.25%, 01/15/20	435,000	442,994
FS Investment Corp., 4.75%, 05/15/22	160,000	157,980
General Motors Financial Co., Inc., 2.40%, 04/10/18	355,000	352,485
Genworth Holdings, Inc., 7.63%, 09/24/21(a)	200,000	195,500
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20(a)	530,000	539,275
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	703,873
Government Properties Income Trust, 3.75%, 08/15/19	85,000	87,239
HCP, Inc., 3.75%, 02/01/19	175,000	182,855
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	150,000	149,949
Hertz Corp. (The), 5.88%, 10/15/20(a)	440,000	437,140
HSBC Finance Corp., 6.68%, 01/15/21	225,000	263,554
HSBC USA, Inc., 1.70%, 03/05/18	200,000	199,523
HSBC USA, Inc., 2.63%, 09/24/18	225,000	229,058
Huntington Bancshares, Inc., 7.00%, 12/15/20(a)	200,000	236,360
International Lease Finance Corp., 3.88%, 04/15/18	390,000	390,000
iStar, Inc., 4.00%, 11/01/17	410,000	395,650
Jefferies Group LLC, 5.13%, 04/13/18	275,000	289,022
JPMorgan Chase & Co., 6.13%, 06/27/17	280,000	301,065
JPMorgan Chase & Co., 2.25%, 01/23/20	380,000	377,069
JPMorgan Chase & Co., Series Z, 5.30%, 12/29/49@(a)	40,000	39,400
Lazard Group LLC, 4.25%, 11/14/20	275,000	291,629
Lincoln National Corp., 8.75%, 07/01/19	125,000	152,804
Lincoln National Corp., 6.05%, 04/20/67@	100,000	84,250
McGraw-Hill Financial, Inc., 3.30%, 08/14/20‡	210,000	213,908
Morgan Stanley, 5.55%, 04/27/17	425,000	451,106
Morgan Stanley, 2.13%, 04/25/18	180,000	181,127
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 02/15/22	45,000	47,194
National Retail Properties, Inc., 5.50%, 07/15/21	250,000	281,006
New York Life Global Funding, 1.95%, 02/11/20‡	65,000	64,729
Prudential Financial, Inc., 5.20%, 03/15/44@	300,000	295,781
Santander Holdings USA, Inc., 2.65%, 04/17/20	475,000	466,866
SBA Tower Trust, 2.93%, 12/15/17‡	725,000	737,014

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Select Income REIT, 4.15%, 02/01/22	$515,000	$508,257
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	417,888
Springleaf Finance Corp., 5.25%, 12/15/19(a)	455,000	445,900
State Street Corp., 4.96%, 03/15/18	300,000	320,159
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19‡	400,000	405,947
Ventas Realty LP, 4.00%, 04/30/19	310,000	326,383
Voya Financial, Inc., 2.90%, 02/15/18	365,000	372,906
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.25%, 10/05/20‡	200,000	202,155
Wells Fargo & Co., 5.13%, 09/15/16	75,000	77,851
Willis North America, Inc., 6.20%, 03/28/17	250,000	264,322
Zions Bancorporation, 4.50%, 03/27/17	195,000	200,272
Total Financials		21,216,042

Health Care – 1.7%
AbbVie, Inc., 2.50%, 05/14/20	75,000	74,666
CHS/Community Health Systems, Inc., 5.13%, 08/15/18	170,000	174,250
Forest Laboratories LLC, 4.38%, 02/01/19‡	200,000	211,847
Fresenius US Finance II, Inc., 4.50%, 01/15/23‡	140,000	140,000
HCA, Inc., 3.75%, 03/15/19	160,000	160,000
HCA, Inc., 6.50%, 02/15/20	185,000	202,113
Hill-Rom Holdings, Inc., 5.75%, 09/01/23‡	1,130,000	1,138,474
Hologic, Inc., 5.25%, 07/15/22‡	40,000	40,550
Owens & Minor, Inc., 3.88%, 09/15/21	95,000	95,971
Quintiles Transnational Corp., 4.88%, 05/15/23‡	170,000	168,725
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	160,500
Tenet Healthcare Corp., 5.00%, 03/01/19	60,000	58,275
Tenet Healthcare Corp., 3.84%, 06/15/20@‡	260,000	258,538
Tenet Healthcare Corp., 6.00%, 10/01/20	105,000	111,038
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20	295,000	296,385
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/22(a)	295,000	292,506
Total Health Care		3,583,838

Industrials – 4.4%
ADT Corp. (The), 6.25%, 10/15/21(a)	540,000	559,574
America West Airlines 1999-1 Pass-Through Trust, Series 991G, 7.93%, 01/02/19	317,246	341,436
America West Airlines 2001-1 Pass-Through Trust, Series 011G, 7.10%, 04/02/21	1,012,770	1,105,184
American Airlines Group, Inc., 4.63%, 03/01/20‡	195,000	190,613

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1999-1 Class A Pass-Through Trust, Series 991A, 6.55%, 02/02/19	$311,697	$335,838
Continental Airlines 1999-2 Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	212,762	227,124
Continental Airlines 2000-1 Class A-1 Pass-Through Trust, Series 00A1, 8.05%, 11/01/20	479,434	541,161
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Series 01A1, 6.70%, 06/15/21	854,172	895,812
Delta Air Lines 2012-1 Class A Pass-Through Trust, Series A, 4.75%, 05/07/20	1,008,033	1,064,734
Delta Air Lines Class A Pass-Through Trust, Series 2010-2A, 4.95%, 05/23/19	662,176	699,422
HD Supply, Inc., 5.25%, 12/15/21‡	360,000	363,150
Masco Corp., 5.95%, 03/15/22	400,000	438,500
Northwest Airlines 2002-1 Class G-2 Pass-Through Trust, Series 02-1, 6.26%, 11/20/21	535,587	558,002
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22‡	230,000	225,101
Textron, Inc., 4.63%, 09/21/16	400,000	411,660
UAL 2009-2a Pass-Through Trust, Series 09-2, 9.75%, 01/15/17	356,905	388,612
United Rentals North America, Inc., 4.63%, 07/15/23(a)	310,000	301,475
Total Industrials		8,647,398

Information Technology – 0.7%
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	150,000	152,388
Dun & Bradstreet Corp. (The), 4.00%, 06/15/20(a)	150,000	153,350
Hewlett Packard Enterprise Co., 2.45%, 10/05/17‡	435,000	434,756
Hewlett Packard Enterprise Co., 2.85%, 10/05/18‡	155,000	154,802
Hewlett Packard Enterprise Co., 3.60%, 10/15/20‡	65,000	64,982
Juniper Networks, Inc., 3.30%, 06/15/20	110,000	111,779
Oracle Corp., 2.50%, 05/15/22	200,000	197,270
Total Information Technology		1,269,327

Materials – 0.2%
Airgas, Inc., 3.05%, 08/01/20	43,000	43,711
Hexion, Inc., 6.63%, 04/15/20	175,000	149,625
Huntsman International LLC, 4.88%, 11/15/20(a)	200,000	174,780
Total Materials		368,116

Telecommunication Services – 0.7%
AT&T, Inc., 3.88%, 08/15/21	210,000	218,386

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Telecommunication Services (continued)
AT&T, Inc., 3.00%, 06/30/22	$205,000	$200,301
Frontier Communications Corp., 7.13%, 03/15/19	250,000	246,709
Frontier Communications Corp., 8.88%, 09/15/20‡	60,000	58,950
Frontier Communications Corp., 6.25%, 09/15/21	185,000	154,938
Frontier Communications Corp., 10.50%, 09/15/22‡	65,000	63,538
T-Mobile USA, Inc., 6.46%, 04/28/19	275,000	280,500
Verizon Communications, Inc., 2.50%, 09/15/16	43,000	43,601
Verizon Communications, Inc., 3.65%, 09/14/18	50,000	52,741
Verizon Communications, Inc., 2.55%, 06/17/19	200,000	202,757
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	134,996
Total Telecommunication Services		1,657,417

Utilities – 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 05/20/20	45,000	45,788
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	235,000	242,050
Exelon Corp., 2.85%, 06/15/20	70,000	70,689
Talen Energy Supply LLC, 4.63%, 07/15/19‡	265,000	242,475
Total Utilities		601,002
Total Corporate Bonds (Cost $45,039,116)		44,606,947

TERM LOANS – 11.9%
Consumer Discretionary – 4.5%
Allison Transmission, Inc., 3.50%, 08/23/19@	40,792	40,846
Aristocrat International Pty Ltd., 4.75%, 10/20/21 (Australia)@	410,308	411,333
Boyd Gaming Corp., 4.00%, 08/14/20@	277,993	278,210
Caesars Entertainment Corp., 11.25%, 10/31/16@	136,711	128,440
CBAC Borrower LLC, 8.25%, 07/02/20@	140,000	132,300
CCO Safari III LLC, 3.25%, 08/24/21@	90,000	89,663
CCO Safari III LLC, 3.50%, 01/21/23@	77,000	76,695
CDS US Intermediate Holdings, Inc., 5.00%, 07/08/22@	539,000	539,841
Cequel Communications LLC, 3.50%, 02/14/19@	481,169	476,059
Charter Communications Operating, LLC, 3.00%, 07/01/20@	413,652	409,491
CityCenter Holdings LLC, 4.25%, 10/16/20@	243,658	243,352
CSC Holdings LLC, 2.69%, 04/17/20@	452,191	449,611
FCA U.S. LLC, 3.25%, 12/31/18@	325,050	322,815
Hanesbrands, Inc., 3.25%, 04/29/22@	32,835	33,054
Hilton Worldwide Finance LLC, 3.50%, 10/25/20@	372,694	372,344

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)
Jarden Corp., 2.94%, 09/30/20@	$17,954	$18,022
Jarden Corp., 2.94%, 07/30/22@	126,000	126,118
Landry's, Inc., 4.00%, 04/24/18@	185,915	186,287
Las Vegas Sands, LLC, 3.25%, 12/19/20@	536,017	531,830
Libbey Glass, Inc., 3.75%, 04/09/21@	314,025	313,632
Life Time Fitness, Inc., 4.25%, 06/10/22@	264,338	263,677
MGM Resorts International, 3.50%, 12/20/19@	354,998	352,868
PetSmart Inc, 4.25%, 03/10/22@	296,258	296,086
Pinnacle Entertainment, Inc., 3.75%, 08/13/20@	115,336	115,428
PVH Corp., 3.25%, 02/13/20@	251,942	253,359
Seminole Tribe of Florida, Inc., 3.00%, 04/29/20@	372,581	372,039
Six Flags Theme Parks, Inc., 3.50%, 06/30/22@	152,618	152,872
SRAM LLC, 4.00%, 04/10/20@	191,348	181,303
Staples, Inc., 04/24/21@	248,000	247,086
TI Group Automotive Systems LLC, 4.50%, 06/30/22 (United Kingdom)@	453,000	448,092
Tribune Media Co., 3.75%, 12/27/20@	417,958	414,999
Univision Communications, Inc., 4.00%, 03/01/20@	405,974	403,914
Univision Communications, Inc., 4.00%, 03/01/20@	700,509	697,006
Virgin Media Investment Holdings Ltd., 3.50%, 06/30/23 (United Kingdom)@	336,661	332,244
Total Consumer Discretionary		9,710,916

Consumer Staples – 0.9%
Albertson's Holdings LLC, 5.50%, 08/25/21@	268,023	268,421
ARAMARK Corp., 3.25%, 09/07/19@	458,954	458,616
ARAMARK Corp., 3.25%, 02/24/21@	496,222	495,343
Hostess Brands LLC, 4.50%, 08/03/22@	520,000	521,378
Kronos Inc., 4.50%, 10/30/19@	431,304	430,359
Spectrum Brands, Inc., 3.75%, 06/23/22@	58,385	58,668
Total Consumer Staples		2,232,785

Energy – 0.2%
MEG Energy Corp., 3.75%, 03/31/20 (Canada)@	572,567	536,862

Financials – 1.0%
Delos Finance Sarl, 3.50%, 03/06/21@	633,000	632,380
Realogy Group LLC, 3.75%, 03/05/20@	493,719	493,180
TransUnion LLC, 3.75%, 04/09/21@	628,571	623,269
Total Financials		1,748,829

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Health Care – 1.0%
Alere, Inc., 4.25%, 06/18/22@	$238,403	$238,737
CHS/Community Health Systems, Inc., 3.58%, 12/31/18@	269,219	269,295
ConvaTec, Inc., 4.25%, 06/15/20 (United Kingdom)@	19,950	19,925
Davita HealthCare Partners, Inc., 3.50%, 06/24/21@	107,638	107,637
Emdeon, Inc., 3.75%, 11/02/18@	494,731	492,876
Endo Luxembourg Finance I Co. Sarl, 09/25/22 (Luxembourg)@	147,000	146,793
Hill-Rom Holdings, Inc., 3.50%, 09/08/22@	19,000	19,056
IASIS Healthcare LLC, 4.50%, 05/03/18@	218,813	219,250
Quintiles Transnational Corp, 3.25%, 05/12/22@	75,810	75,962
RPI Finance Trust, 3.25%, 11/09/18@	409,924	410,950
RPI Finance Trust, 3.50%, 11/09/20@	304,466	303,927
Valeant Pharmaceuticals International, Inc., 3.50%, 02/13/19 (Canada)@	259,734	256,104
Total Health Care		2,560,512

Industrials – 1.5%
Air Canada, 4.00%, 09/26/19 (Canada)@	232,063	232,353
American Airlines, Inc., 3.25%, 06/27/20@	305,000	302,446
American Airlines, Inc., 3.50%, 10/10/21@	254,000	253,524
Avis Budget Car Rental LLC, 3.00%, 03/15/19@	608,636	608,329
AWAS Finance Luxembourg 2012 SA, 3.50%, 07/16/18@	449,676	448,694
DigitalGlobe, Inc., 3.75%, 02/01/20@	167,085	166,598
McJunkin Red Man Corp., 4.75%, 11/09/19@	57,185	55,994
Nortek, Inc., 3.50%, 10/30/20@	590,656	587,337
TransDigm, Inc., 3.75%, 06/04/21@	546,866	541,055
United Airlines, Inc., 3.50%, 09/15/21@	266,310	265,978
Total Industrials		3,462,308

Information Technology – 1.3%
Avago Technologies Cayman Ltd., 3.75%, 05/06/21 (Singapore)@	616,415	616,766
Blue Coat Systems. Inc., 4.50%, 05/26/22@	220,000	218,488
Deltek, Inc., 0.05%, 06/25/22@	22,649	22,692
First Data Corp., 3.70%, 03/24/18@	732,000	727,084
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 4.00%, 08/06/21@	249,485	247,147
Infor U.S., Inc., 3.75%, 06/03/20@	240,839	233,565
Interactive Data Corp., 4.75%, 05/02/21@	293,176	292,627
SunGard Data Systems, Inc., 4.00%, 03/08/20@	485,000	485,228
Total Information Technology		2,843,597

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Materials – 0.3%
AZ Chem U.S., Inc., 4.50%, 06/12/21@	$85,515	$85,539
FMG Resources Pty. Ltd., 3.75%, 06/30/19 (Australia)@	378,159	310,234
Ineos U.S. Finance LLC, 3.75%, 12/15/20@	195,272	189,780
Owens-Brockway Glass Container, Inc., 3.50%, 09/01/22@	109,725	110,257
Total Materials		695,810

Telecommunication Services – 0.6%
Crown Castle Operating Co., 3.00%, 01/31/21@	660,544	659,269
Level 3 Financing, Inc., 4.00%, 01/15/20@	225,000	224,634
Level 3 Financing, Inc., 3.50%, 05/31/22@	110,000	109,313
Total Telecommunication Services		993,216

Utilities – 0.6%
Calpine Corp., 3.50%, 05/27/22@	447,878	441,533
NRG Energy, Inc., 2.75%, 07/01/18@	630,179	618,126
Total Utilities		1,059,659
Total Term Loans (Cost $26,043,564)		25,844,494

FOREIGN BONDS – 4.5%
Consumer Discretionary – 0.4%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (China)‡	700,000	688,301

Energy – 0.1%
Weatherford International Ltd., 9.63%, 03/01/19	150,000	160,817

Financials – 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 07/01/20 (Netherlands)	165,000	165,206
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 05/15/21 (Netherlands)	165,000	165,206
Aircastle Ltd., 5.13%, 03/15/21	210,000	211,050
American Tower Trust, 1.55%, 03/15/18‡	347,000	344,721
Axis Bank Ltd., 3.25%, 05/21/20 (India)‡	450,000	451,766
Banco Santander Chile, 2.15%, 06/07/18 (Chile)@‡	200,000	202,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 01/14/19 (Netherlands)	300,000	303,084
Corp. Andina de Fomento, 3.75%, 01/15/16 (Supranational)	100,000	100,990
Daimler Finance North America LLC, 2.45%, 05/18/20 (Germany)‡	500,000	489,090
Guanay Finance Ltd., 6.00%, 12/15/20 (Chile)‡	460,000	455,975

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Financials (continued)
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/19 (China)	$475,000	$484,732
Intesa Sanpaolo SpA, Series G, 3.13%, 01/15/16 (Italy)	200,000	201,096
Korea Development Bank (The), 4.63%, 11/16/21 (South Korea)	375,000	416,721
Macquarie Group Ltd., 6.00%, 01/14/20 (Australia)‡	290,000	325,702
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19 (United Kingdom)	350,000	393,550
XLIT Ltd., Series E, 6.50%, 12/29/49 (Ireland)@	105,000	83,633
Total Financials		4,794,522

Health Care – 0.4%
Actavis Funding SCS, 3.00%, 03/12/20	85,000	85,287
Actavis Funding SCS, 3.45%, 03/15/22	85,000	84,146
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 04/15/20‡	20,000	19,175
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18‡	85,000	86,647
Valeant Pharmaceuticals International, Inc., 5.38%, 03/15/20‡	640,000	623,599
Total Health Care		898,854

Industrials – 1.0%
Air Canada 2013-1 Class B Pass-Through Trust, 5.38%, 05/15/21 (Canada)‡	496,351	510,622
Bombardier, Inc., 4.75%, 04/15/19 (Canada)‡	240,000	194,400
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/23 (Australia)‡	962,406	1,002,104
Total Industrials		1,707,126

Materials – 0.1%
Anglo American Capital PLC, 3.63%, 05/14/20 (United Kingdom)‡	200,000	174,687
Methanex Corp., 3.25%, 12/15/19 (Canada)	100,000	99,907
Total Materials		274,594

Telecommunication Services – 0.1%
Millicom International Cellular SA, 6.63%, 10/15/21 (Luxembourg)‡	280,000	278,320
Telefonica Emisiones SAU, 6.42%, 06/20/16 (Spain)	100,000	103,575
Total Telecommunication Services		381,895

Utilities – 0.3%
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)‡	245,000	273,175

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Utilities (continued)
State Grid Overseas Investment 2014 Ltd., 2.75%, 05/07/19 (China)‡	$500,000	$508,657
Total Utilities		781,832
Total Foreign Bonds (Cost $9,820,578)		9,687,941

U.S. TREASURY NOTE – 0.6%
U.S. Treasury Note, 04/15/18, 0.75% (Cost $1,246,240)	1,250,000	1,248,136

U.S. GOVERNMENT AGENCY SECURITIES – 0.6%
Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	643,024	688,075
Federal National Mortgage Association, Class NA, Series 2009-36, 5.00%, 06/25/37	130,475	139,913
Federal National Mortgage Association, Class PA, Series 2012-10, 4.00%, 11/25/41	356,260	373,522
Total U.S. Government Agency Securities (Cost $1,170,576)		1,201,510

MONEY MARKET FUND – 4.3%
BofA Cash Reserves Money Market Fund - Capital Class,, 0.09%(b) (Cost $9,367,582)	9,367,582	9,367,582

REPURCHASE AGREEMENTS – 1.0%(c)
Citibank NA, dated 09/30/15, due 10/01/15, 0.12%, total to be received $330,215, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/15/18-10/01/45, totaling $336,818)	$330,214	330,214
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.10%, total to be received $512,383, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 11/15/15-10/01/45, totaling $522,630)	512,382	512,382
Merrill Lynch Pierce Fenner & Smith Inc., dated 09/30/15, due 10/01/15, 0.13%, total to be received $334,054, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.50%, 10/20/41-05/20/45, totaling $340,734)	334,053	334,053

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.14%, total to be received $512,384, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 10/09/19-10/01/45, totaling $522,630)	$512,382	$512,382
RBC Capital Markets LLC, dated 09/30/15, due 10/01/15, 0.10%, total to be received $512,383, (collateralized by various U.S. Government Agency Obligations, 1.88%-7.00%, 04/20/25-05/20/65, totaling $522,630)	512,382	512,382
Total Repurchase Agreements (Cost $2,201,413)		2,201,413
Total Investments – 101.2% (Cost $222,371,462)		220,071,803
Liabilities in Excess of Other Assets – (1.2)%		(2,560,755)
Net Assets – 100.0%		$217,511,047

LP - Limited Partnership

PLC - Public Limited Company

^	Is In Default.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,864,699; the aggregate market value of the collateral held by the fund is $3,962,003. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,760,590.
(b)	Rate shown reflects the 7-day yield as of September 30, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Asset Backed Securities	24.2%
Commercial Mortgage Backed Securities	18.5
Consumer Discretionary	6.5
Consumer Staples	1.3
Energy	1.5
Financials	12.5
Health Care	3.1
Industrials	6.9
Information Technology	2.0
Materials	0.6
Residential Mortgage Backed Securities	15.1
Telecommunication Services	1.4
Treasury	0.6
U.S. Government Agency Securities	0.6
Utilities	1.1
Money Market Fund	4.3
Repurchase Agreements	1.0
Total Investments	101.2
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS – 84.8%
Advertising – 1.8%
Acosta, Inc., 4.25%, 09/26/21@	$497,500	$490,816

Aerospace & Defense – 3.3%
Hamilton Sundstrand Industrial (Luxembourg), 4.00%, 12/13/19@	500,000	457,918
TransDigm, Inc., 3.75%, 02/28/20@	442,363	437,703
Total Aerospace & Defense		895,621

Airlines – 0.9%
Landmark Aviation, 8.25%, 01/25/21@	250,000	249,219

Auto Parts & Equipment – 3.6%
Cooper-Standard Automotive, 4.00%, 04/04/21@	496,231	493,956
Federal-Mogul Holdings Corp., 4.75%, 04/15/21@	497,487	473,444
Total Auto Parts & Equipment		967,400

Building Materials – 3.7%
GYP Holdings III Corp., 4.75%, 04/01/21@	497,481	487,531
Roofing Supply Group LLC, 5.00%, 05/31/19@	275,960	276,305
Roofing Supply Group LLC, 6.00%, 05/31/19@	221,476	221,753
Total Building Materials		985,589

Chemicals – 2.7%
MacDermid, Inc., 4.75%, 06/07/20@	248,125	242,077
Univar, Inc., 4.25%, 07/01/22@	500,000	491,522
Total Chemicals		733,599

Commercial Services – 7.5%
Allied Security Holdings LLC, 4.25%, 02/12/21@	496,406	491,236
Brickman Group Ltd. LLC (The), 4.00%, 12/18/20@	249,369	245,459
Brickman Group Ltd. LLC (The), 7.50%, 12/17/21@	250,000	244,375
Interactive Data Corp., 4.75%, 04/30/21@	496,231	495,300
ServiceMaster Co. LLC (The), 4.25%, 07/01/21@	496,241	496,510
Total Commercial Services		1,972,880

Distribution/Wholesale – 1.8%
Spin Holdco, Inc., 4.25%, 11/14/19@	496,872	488,179

Diversified Financial Services – 2.8%
AlixPartners LLP, 4.50%, 07/28/22@	250,000	249,728
Onex Wizard U.S. Acquisition, Inc., 4.25%, 03/11/22@	497,500	497,447
Total Diversified Financial Services		747,175

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Entertainment – 1.8%
Scientific Games International, Inc., 6.00%, 10/01/21@	$496,250	$490,744

Environmental Control – 0.9%
Waste Industries USA, Inc., 4.25%, 02/27/20@	248,750	250,148

Food – 3.7%
Albertsons LLC, 5.38%, 03/21/19@	496,338	497,026
U.S. Foods, Inc., 4.50%, 03/31/19@	496,193	496,456
Total Food		993,482

Hand/Machine Tools – 1.8%
Apex Tool Group LLC, 4.50%, 01/31/20@	496,816	485,225

Healthcare - Services – 3.7%
CHS/Community Health Systems, Inc., 3.75%, 12/31/19@	175,174	175,110
CHS/Community Health Systems, Inc., 4.00%, 01/27/21@	322,316	322,740
IASIS Healthcare LLC, 4.50%, 05/03/18@	497,442	498,438
Total Healthcare - Services		996,288

Household Products/Wares – 1.8%
Reynolds Group Holdings, Inc. (New Zealand), 4.50%, 12/01/18@	487,336	488,167

Insurance – 1.8%
HUB International Ltd., 4.00%, 10/02/20@	248,111	242,994
USI, Inc., 4.25%, 12/27/19@	248,101	246,343
Total Insurance		489,337

Internet – 0.9%
Zayo Group LLC, 3.75%, 05/06/21@	248,113	247,014

Leisure Time – 3.7%
24 Hour Fitness Worldwide, Inc., 4.75%, 05/28/21@	248,744	234,779
Bombardier Recreational Products, Inc.(Canada), 3.75%, 01/30/19@	250,000	250,273
ClubCorp Club Operations, Inc., 4.25%, 07/24/20@	500,000	500,625
Total Leisure Time		985,677

Lodging – 2.5%
Caesars Entertainment Resort Properties LLC, 7.00%, 10/09/20@	248,106	232,422
Caesars Growth Properties Holdings LLC, 6.25%, 05/08/21@	248,116	218,962
Hilton Worldwide Finance LLC, 3.50%, 10/26/20@	216,250	216,047
Total Lodging		667,431

Machinery-Diversified – 2.8%
Husky Injection Molding Systems Ltd. (Canada), 7.25%, 06/30/22@	246,382	245,150

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Machinery-Diversified (continued)
Rexnord, 4.00%, 08/21/20@	$496,203	$492,401
Total Machinery-Diversified		737,551

Media – 1.7%
Cequel Communications LLC, 3.50%, 02/14/19@	248,680	246,039
iHeartCommunications, Inc., 6.94%, 01/30/19@	250,000	208,008
Total Media		454,047

Mining – 1.5%
FMG Resources Pty. Ltd., 3.75%, 06/30/19 (Australia)@	496,203	407,075

Miscellaneous Manufacturing – 0.9%
Gates Global LLC, 4.25%, 07/03/21@	248,120	235,758

Packaging & Containers – 3.7%
Ardagh Holdings USA, Inc. (Ireland), 4.00%, 12/17/1 @	496,222	495,137
BWAY Holding Co., 5.50%, 08/14/20@	496,231	495,301
Total Packaging & Containers		990,438

Retail – 18.8%
BJ's Wholesale Club, Inc., 4.50%, 09/26/19@	496,640	492,667
Burger King (Canada), 3.75%, 12/12/21@	378,534	377,256
CEC Entertainment, Inc., 4.00%, 02/15/21@	496,222	484,642
Dollar Tree, Inc., 3.50%, 07/06/22@	208,861	209,296
Doosan Infracore International, Inc., 4.50%, 05/28/21@	247,958	248,682
Jo-Ann Stores LLC, 4.00%, 03/18/18@	240,228	237,225
Leslie's Poolmart, 4.25%, 10/16/19@	248,082	243,354
Michaels Stores, Inc., 4.00%, 01/28/20@	248,744	249,364
Neiman Marcus Group Ltd. LLC, 4.25%, 10/25/20@	497,475	487,836
NPC International, Inc., 4.00%, 12/28/18@	496,783	492,436
PetSmart, Inc., 4.25%, 03/11/22@	498,750	498,461
Pilot Travel Centers LLC, 4.25%, 10/01/21@	496,241	498,872
Rite Aid Corp., 5.75%, 08/21/20@	250,000	253,125
Smart & Final Stores LLC, 4.00%, 11/15/19@	250,000	249,688
Total Retail		5,022,904

Semiconductors – 1.9%
Freescale Semiconductor, Inc., 5.00%, 01/15/21@	496,203	497,133

Software – 0.9%
Infor U.S., Inc., 3.75%, 06/03/20@	248,072	240,579

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Telecommunications – 1.9%
Level 3 Financing, Inc., 3.50%, 05/31/22@	$500,000	$496,875
Total Term Loans (Cost $23,046,543)		22,706,351

CORPORATE BONDS – 11.7%
Commercial Services – 1.0%
United Rentals North America, Inc., 7.38%, 05/15/20	250,000	263,750

Distribution/Wholesale – 1.1%
HD Supply, Inc., 11.50%, 07/15/20	250,000	283,750

Diversified Financial Services – 0.9%
Jefferies Finance LLC, 7.38%, 04/01/20‡	250,000	242,200

Electric – 1.8%
Dynegy, Inc., 6.75%, 11/01/19	250,000	251,875
GenOn Energy, Inc., 9.88%, 10/15/20	250,000	233,750
Total Electric		485,625

Entertainment – 0.5%
Penn National Gaming, Inc., 5.88%, 11/01/21(a)	124,000	125,705

Healthcare - Services – 1.0%
Tenet Healthcare Corp., 8.00%, 08/01/20	250,000	258,750

Home Builders – 0.9%
Lennar Corp., 4.50%, 06/15/19	250,000	254,000

Lodging – 1.7%
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21(a)	250,000	228,125
MGM Resorts International, 6.75%, 10/01/20	250,000	259,375
Total Lodging		487,500

Real Estate – 1.0%
Howard Hughes Corp. (The), 6.88%, 10/01/21‡	250,000	255,225

Software – 1.1%
First Data Corp., 12.63%, 01/15/21	250,000	284,688

Telecommunications – 0.7%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	188,750
Total Corporate Bonds (Cost $3,222,922)		3,129,943

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares/Principal	Value
MONEY MARKET FUND – 2.2%
JP Morgan US Government Money Market Fund - Institutional Class, 0.01%(b) (Cost $595,445)	595,445	$595,445

REPURCHASE AGREEMENTS – 1.3%(c)
Royal Bank of Scotland PLC, dated 09/30/15, due 10/01/15, 0.09%, total to be received $107,619, (collateralized by various U.S. Government Agency Obligations, 0.09%-3.63%, 01/31/16-02/15/44, totaling $109,772)	$107,619	107,619
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.11%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.63%-6.50%, 12/28/16-10/01/45, totaling $255,001)	250,000	250,000
Total Repurchase Agreements (Cost $357,619)		357,619
Total Investments – 100.0% (Cost $27,222,529)		26,789,358
Assets in Excess of Other Liabilities – 0.0%**		470
Net Assets – 100.0%		$26,789,828

PLC - Public Limited Company

**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $349,623; the aggregate market value of the collateral held by the fund is $357,619.
(b)	Rate shown reflects the 7-day yield as of September 30, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

Total Return Swaps contracts outstanding as of September 30, 2015:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Leveraged Loans	3,000,000	0.18%	3/21/2016	$3,000,000	$2,980,323	$(19,677)

J.P. Morgan Chase Bank acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	1.8%
Aerospace & Defense	3.3
Airlines	0.9
Auto Parts & Equipment	3.6
Building Materials	3.7
Chemicals	2.7
Commercial Services	8.5
Distribution/Wholesale	2.9
Diversified Financial Services	3.7
Electric	1.8
Entertainment	2.3
Environmental Control	0.9
Food	3.7
Hand/Machine Tools	1.8
Healthcare - Services	4.7
Home Builders	0.9
Household Products/Wares	1.8
Insurance	1.8
Internet	0.9
Leisure Time	3.7
Lodging	4.2
Machinery-Diversified	2.8
Media	1.7
Mining	1.5
Miscellaneous Manufacturing	0.9
Packaging & Containers	3.7
Real Estate	1.0
Retail	18.8
Semiconductors	1.9
Software	2.0
Telecommunications	2.6
Money Market Fund	2.2
Repurchase Agreements	1.3
Total Investments	100.0
Assets in Excess of Other Liabilities	0.0 **
Net Assets	100.0%

** Less than 0.05%.

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 64.5%
Agriculture – 2.9%
Alliance One International, Inc., 9.88%, 07/15/21(a)	$3,813,000	$3,274,414
Southern States Cooperative, Inc., 10.00%, 08/15/21‡	5,726,000	5,067,510
Total Agriculture		8,341,924

Auto Manufacturers – 1.1%
Navistar International Corp., 8.25%, 11/01/21(a)	3,909,000	3,151,631

Auto Parts & Equipment – 2.4%
Titan International, Inc., 6.88%, 10/01/20(a)	3,660,000	3,085,838
UCI International, Inc., 8.63%, 02/15/19	4,702,000	3,785,110
Total Auto Parts & Equipment		6,870,948

Banks – 1.7%
Creditcorp, 12.00%, 07/15/18‡	6,293,000	4,877,075

Beverages – 1.3%
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19‡(a)	3,601,000	3,727,035

Biotechnology – 1.0%
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23‡	2,980,000	2,868,250

Chemicals – 2.2%
Hexion, Inc., 10.00%, 04/15/20(a)	3,290,000	3,166,625
Tronox Finance LLC, 6.38%, 08/15/20(a)	4,710,000	3,014,400
Total Chemicals		6,181,025

Coal – 1.6%
Arch Coal, Inc., 8.00%, 01/15/19‡(a)	13,473,000	1,549,395
Murray Energy Corp., 11.25%, 04/15/21‡	5,595,000	2,965,350
Total Coal		4,514,745

Commercial Services – 5.8%
Constellis Holdings LLC/Constellis Finance Corp., 9.75%, 05/15/20‡	3,730,000	3,408,288
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡(a)	3,198,000	2,670,330
Quad/Graphics, Inc., 7.00%, 05/01/22	4,000,000	3,599,999
Speedy Cash Intermediate Holdings Corp., 10.75%, 05/15/18‡(a)	4,203,000	3,341,385
StoneMor Partners LP/Cornerstone Family Services of WV, 7.88%, 06/01/21	3,338,000	3,446,485
Total Commercial Services		16,466,487

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Computers – 1.1%
DynCorp International, Inc., 10.38%, 07/01/17(a)	$4,310,000	$3,103,200

Cosmetics / Personal Care – 1.2%
Revlon Consumer Products Corp., 5.75%, 02/15/21	3,500,000	3,412,500

Diversified Financial Services – 1.2%
CNG Holdings, Inc., 9.38%, 05/15/20‡	6,197,000	3,315,395

Electrical Components & Equipment – 1.1%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	3,141,000	3,156,705

Electronics – 1.4%
Kemet Corp., 10.50%, 05/01/18(a)	4,435,000	4,113,463

Entertainment – 3.6%
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20‡	3,230,000	3,149,250
Gibson Brands, Inc., 8.88%, 08/01/18‡	3,620,000	3,212,750
WMG Acquisition Corp., 6.75%, 04/15/22‡	4,010,000	3,789,450
Total Entertainment		10,151,450

Food – 3.3%
Bi-Lo LLC/Bi-Lo Finance Corp., 9.25%, 02/15/19‡	3,181,000	3,228,715
Dole Food Co., Inc., 7.25%, 05/01/19‡(a)	3,132,000	3,132,000
Simmons Foods, Inc., 7.88%, 10/01/21‡	3,307,000	3,063,109
Total Food		9,423,824

Healthcare - Services – 2.3%
Select Medical Corp., 6.38%, 06/01/21	3,325,000	3,258,500
Vantage Oncology LLC/Vantage Oncology Finance Co., 9.50%, 06/15/17‡(a)	3,727,000	3,354,300
Total Healthcare - Services		6,612,800

Leisure Time – 1.2%
ICON Health & Fitness, Inc., 11.88%, 10/15/16‡(a)	3,521,000	3,450,580

Media – 2.2%
Lee Enterprises, Inc., 9.50%, 03/15/22‡(a)	3,425,000	3,138,156
Sirius XM Radio, Inc., 6.00%, 07/15/24‡	3,000,000	3,022,500
Total Media		6,160,656

Miscellaneous Manufacturing – 2.7%
Koppers, Inc., 7.88%, 12/01/19(a)	3,280,000	3,296,400
Techniplas LLC, 10.00%, 05/01/20‡	4,745,000	4,389,125
Total Miscellaneous Manufacturing		7,685,525

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Oil & Gas – 2.5%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 04/15/23‡	$3,580,000	$3,304,770
Talos Production LLC/Talos Production Finance, Inc., 9.75%, 02/15/18‡	5,423,000	3,714,755
Total Oil & Gas		7,019,525

Oil & Gas Services – 1.1%
Seitel, Inc., 9.50%, 04/15/19(a)	3,737,000	3,139,080

Pharmaceuticals – 2.3%
BioScrip, Inc., 8.88%, 02/15/21	3,797,000	2,937,929
NBTY, Inc., 9.00%, 10/01/18	3,420,000	3,505,500
Total Pharmaceuticals		6,443,429

Retail – 3.8%
Carrols Restaurant Group, Inc., 8.00%, 05/01/22	3,065,000	3,241,238
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	4,265,000	4,286,324
Guitar Center, Inc., 6.50%, 04/15/19‡(a)	3,500,000	3,237,500
Total Retail		10,765,062

Semiconductors – 2.3%
Advanced Micro Devices, Inc., 7.75%, 08/01/20(a)	4,530,000	2,955,825
Amkor Technology, Inc., 6.38%, 10/01/22(a)	3,800,000	3,526,875
Total Semiconductors		6,482,700

Software – 1.2%
Southern Graphics, Inc., 8.38%, 10/15/20‡	3,400,000	3,417,000

Telecommunications – 8.7%
Avaya, Inc., 9.00%, 04/01/19‡	3,558,000	2,970,930
EarthLink Holdings Corp., 8.88%, 05/15/19(a)	3,095,000	3,203,325
Frontier Communications Corp., 7.63%, 04/15/24	4,230,000	3,553,200
Sprint Corp., 7.25%, 09/15/21	3,200,000	2,628,000
Syniverse Holdings, Inc., 9.13%, 01/15/19	5,275,000	4,510,124
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.25%, 08/15/16‡	4,481,000	4,452,994
Windstream Services LLC, 7.75%, 10/01/21(a)	4,165,000	3,248,700
Total Telecommunications		24,567,273

Transportation – 1.3%
Era Group, Inc., 7.75%, 12/15/22	3,955,000	3,796,800

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Total Corporate Bonds (Cost $216,707,495)		$183,216,087
TERM LOANS – 19.8%

Advertising – 2.2%
Affinion Group, Inc., 0.00% 04/30/18@ (b)	$2,992,405	2,814,731
Visant Corp., 7.00%, 09/23/21@	3,755,586	3,473,917
Total Advertising		6,288,648

Agriculture – 1.1%
North Atlantic Trading Co., Inc., 7.75%, 01/13/20@	3,036,130	3,013,359
North Atlantic Trading Co., Inc., 8.75%, 01/13/20@	245,168	243,329
Total Agriculture		3,256,688

Chemicals – 1.9%
American Pacific Corp., 7.00%, 02/27/19@	2,374,201	2,370,497
SK Spice Sarl, 0.00% 06/29/20 (Luxembourg)@ (b)	3,000,000	3,015,000
Total Chemicals		5,385,497

Commercial Services – 1.0%
Jackson Hewitt Tax Service, Inc., 8.00%, 07/24/20@	3,000,000	2,955,000

Electronics – 1.2%
Isola USA Corp., 9.25%, 11/29/18@	4,406,522	3,415,055

Food – 2.9%
Flavors Holdings, Inc., 6.75%, 10/07/20@	3,714,269	3,542,484
Shearer's Foods LLC, 7.75%, 06/30/22@	4,431,000	4,353,457
Total Food		7,895,941

Forest Products & Paper – 1.6%
Appvion, Inc., 5.75%, 06/28/19@	2,019,025	1,897,884
NewPage Corp., 9.50%, 02/11/21@	4,834,334	2,652,841
Total Forest Products & Paper		4,550,725

Healthcare - Services – 2.6%
Lantheus Medical Imaging, Inc., 7.00%, 06/25/22@	4,987,500	4,738,125
Radnet Management, Inc., 8.00%, 03/19/21@	2,800,000	2,709,000
Total Healthcare - Services		7,447,125

Oil & Gas – 1.7%
Osum Production Corp., 6.50%, 07/31/20 (Canada)@	5,925,075	4,858,562

Software – 1.1%
Greenway Medical Technologies, 9.25%, 11/04/21@	3,253,846	3,172,500

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal/Shares	Value
TERM LOANS (continued)
Telecommunications – 1.5%
Global Tel*Link Corp, 9.00%, 11/20/20@	$4,375,000	$4,172,656

Transportation – 1.0%
YRC Worldwide, Inc., 8.25%, 02/13/19@	2,833,332	2,748,332
Total Term Loans (Cost $60,974,053)		56,146,729

FOREIGN BONDS – 11.9%
Healthcare - Products – 1.0%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.63%, 10/15/23‡	3,035,000	2,765,644

Internet – 1.4%
Mood Media Corp., 9.25%, 10/15/20‡	5,385,000	3,957,975

Mining – 2.5%
Alamos Gold, Inc., 7.75%, 04/01/20 (Canada)‡	3,335,000	2,893,113
IAMGOLD Corp., 6.75%, 10/01/20 (Canada)‡	5,962,000	4,337,355
Total Mining		7,230,468

Miscellaneous Manufacturing – 1.2%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)‡(a)	4,710,000	3,485,400

Oil & Gas – 3.3%
CHC Helicopter SA, 9.38%, 06/01/21 (Canada)	8,102,250	3,159,877
Northern Blizzard Resources, Inc., 7.25%, 02/01/22 (Canada)‡(a)	3,714,000	3,054,765
Teine Energy Ltd., 6.88%, 09/30/22 (Canada)‡	3,620,000	3,108,675
Total Oil & Gas		9,323,317

Telecommunications – 1.1%
VimpelCom Holdings BV, 7.50%, 03/01/22 (Russia)‡	3,055,000	3,074,094

Transportation – 1.4%
Global Ship Lease, Inc., 10.00%, 04/01/19 (United Kingdom)‡	4,110,000	4,110,000
Total Foreign Bonds (Cost $42,311,032)		33,946,898

MONEY MARKET FUND – 1.8%
BlackRock Liquidity Funds TempFund Portfolio - Dollar Class, 0.01%(c)
(Cost $5,217,100)	5,217,100	5,217,100

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS – 15.0%(d)
Citibank NA, dated 09/30/15, due 10/01/15, 0.12%, total to be received $6,388,175, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 5/15/18-10/01/45, totaling $6,515,917)	$6,388,154	$6,388,154
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.10%, total to be received $9,912,314, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 11/15/15-07/15/37, totaling $10,110,535)	9,912,286	9,912,286
Merrill Lynch Pierce Fenner & Smith Inc., dated 09/30/15, due 10/01/15, 0.13%, total to be received $6,462,611, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.50%, 10/20/41-05/20/45, totaling $6,591,840)	6,462,588	6,462,588
Mizuho Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.14%, total to be received $9,912,325, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 10/09/19-10/01/45, totaling $10,110,532)	9,912,286	9,912,286
Morgan Stanley & Co. LLC, dated 09/30/15, due 10/01/15, 0.09%, total to be received $9,912,311, (collateralized by various U.S. Government Agency Obligations, 2.13%-10.50%, 05/15/16-09/01/45, totaling $10,110,532)	9,912,286	9,912,286
Total Repurchase Agreements (Cost $42,587,600)		42,587,600

Total Investments – 113.0%
(Cost $367,797,280)		321,114,414
Liabilities in Excess of Other Assets – (13.0)%		(36,994,758)
Net Assets – 100.0%		$284,119,656

LP - Limited Partnership

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $52,249,693; the aggregate market value of the collateral held by the fund is $53,557,135. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $10,969,535.
(b)	This loan will settle after September 30, 2015 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of September 30, 2015.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	2.2%
Agriculture	4.0
Auto Manufacturers	1.1
Auto Parts & Equipment	2.4
Banks	1.7
Beverages	1.3
Biotechnology	1.0
Chemicals	4.1
Coal	1.6
Commercial Services	6.8
Computers	1.1
Cosmetics / Personal Care	1.2
Diversified Financial Services	1.2
Electrical Components & Equipment	1.1
Electronics	2.6
Entertainment	3.6
Food	6.2
Forest Products & Paper	1.6
Healthcare - Products	1.0
Healthcare - Services	4.9
Internet	1.4
Leisure Time	1.2
Media	2.2
Mining	2.5
Miscellaneous Manufacturing	3.9
Oil & Gas	7.5
Oil & Gas Services	1.1
Pharmaceuticals	2.3
Retail	3.8
Semiconductors	2.3
Software	2.3
Telecommunications	11.3
Transportation	3.7
Money Market Fund	1.8
Repurchase Agreements	15.0
Total Investments	113.0
Liabilities in Excess of Other Assets	(13.0)
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 40.8%
Banks – 4.6%
Citigroup, Inc.	1,700	$84,337
Wells Fargo & Co.	2,099	107,784
Total Banks		192,121

Electric – 2.1%
Southern Co. (The)	2,000	89,400

Gas – 2.4%
Atmos Energy Corp.	1,700	98,906

Home Builders – 2.3%
Lennar Corp., Class A(a)	1,989	95,731

Insurance – 5.4%
American International Group, Inc.	2,199	124,946
Validus Holdings Ltd.	2,275	102,534
Total Insurance		227,480

Mining – 4.1%
Franco-Nevada Corp. (Canada)(a)	2,068	91,034
Royal Gold, Inc.	1,685	79,161
Total Mining		170,195

Pharmaceuticals – 1.8%
Merck & Co., Inc.	1,500	74,085

Pipelines – 1.5%
Kinder Morgan, Inc.	2,239	61,976

Real Estate Investment Trusts – 4.3%
Essex Property Trust, Inc.	441	98,528
WP Carey, Inc.	1,400	80,934
Total Real Estate Investment Trusts		179,462

Semiconductors – 3.2%
Intel Corp.	4,441	133,852

Software – 2.2%
Microsoft Corp.	2,123	93,964

Telecommunications – 6.9%
BCE, Inc. (Canada)	1,925	78,848
Cisco Systems, Inc.	4,632	121,589

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Verizon Communications, Inc.	2,123	$92,372
Total Telecommunications		292,809
Total Common Stocks (Cost $1,717,741)		1,709,981

EXCHANGE TRADED FUNDS – 26.2%
Debt Fund – 20.0%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	2,823	73,059
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF(a)	2,791	72,203
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	2,782	70,607
iShares Core U.S. Aggregate Bond ETF(a)	962	105,416
iShares Floating Rate Bond ETF	1,986	100,194
iShares iBoxx $ Investment Grade Corporate Bond ETF	888	103,088
iShares International Preferred Stock ETF	3,937	64,646
PIMCO Enhanced Short Maturity Active ETF	437	44,028
PowerShares Senior Loan Portfolio	4,495	103,565
Schwab U.S. Aggregate Bond ETF(a)	2,030	105,843
Total Debt Fund		842,649

Equity Fund – 6.2%
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	1,500	126,375
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	1,250	132,738
Total Equity Fund		259,113
Total Exchange Traded Funds (Cost $1,162,703)		1,101,762

MONEY MARKET FUND – 33.4%
Dreyfus Government Cash Management – Investor Shares, 0.01%(b) (Cost $1,403,155)	1,403,155	1,403,155

REPURCHASE AGREEMENTS – 7.8%(c)
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.11%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.63%-6.50%, 12/28/16- 10/01/45, totaling $255,001)	$250,000	250,000

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Royal Bank Of Scotland PLC, dated 09/30/15, due 10/01/15, 0.09%, total to be received $76,305, (collateralized by various U.S. Government Agency Obligations, 0.09%-3.63%, 01/31/16-02/15/44, totaling $77,831)	$76,305	$76,305
Total Repurchase Agreements (Cost $326,305)		326,305
Total Investments – 108.2% (Cost $4,609,904)		4,541,203
Liabilities in Excess of Other Assets – (8.2)%		(342,701)
Net Assets – 100.0%		$4,198,502

ETF - Exchange Traded Fund

PLC - Public Limited Company

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $410,910; the aggregate market value of the collateral held by the fund is $419,741. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $93,436.
(b)	Rate shown reflects the 7-day yield as of September 30, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Banks	4.6%
Debt Fund	20.0
Electric	2.1
Equity Fund	6.2
Gas	2.4
Home Builders	2.3
Insurance	5.4
Mining	4.1
Pharmaceuticals	1.8
Pipelines	1.5
Real Estate Investment Trusts	4.3

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets (continued)
Semiconductors	3.2%
Software	2.2
Telecommunications	6.9
Money Market Fund	33.4
Repurchase Agreements	7.8
Total Investments	108.2
Liabilities in Excess of Other Assets	(8.2)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 84.1%
Commodity Fund – 0.9%
SPDR Gold Shares*	533	$56,956

Debt Fund – 28.3%
AdvisorShares Sage Core Reserves ETF†(a)	3,500	347,200
Guggenheim Enhanced Short Duration ETF(a)	6,955	348,098
iShares Short Treasury Bond ETF(a)	4,090	451,168
SPDR Barclays 1-3 Month T-Bill ETF*(a)	9,821	448,721
SPDR SSgA Ultra Short Term Bond ETF	7,224	288,816
Total Debt Fund		1,884,003

Equity Fund – 54.9%
EGShares India Consumer ETF	259	8,117
EGShares India Small Cap ETF	471	6,905
First Trust Dow Jones Internet Index Fund*	324	21,407
First Trust NASDAQ ABA Community Bank Index Fund	812	31,067
Global X MSCI Nigeria ETF	2,378	20,498
Guggenheim China Small Cap ETF	10,900	255,605
Guggenheim China Technology ETF	276	8,142
Guggenheim Raymond James SB-1 Equity ETF	8,112	260,817
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	120	10,110
Guggenheim S&P 500 Equal Weight Energy ETF	172	8,517
Guggenheim S&P 500 Equal Weight ETF	3,873	284,898
Guggenheim S&P 500 Equal Weight Healthcare ETF	650	91,332
Guggenheim S&P 500 Equal Weight Technology ETF	885	75,367
Guggenheim S&P Midcap 400 Pure Growth ETF	537	66,389
Guggenheim Solar ETF	428	11,359
iShares Global Clean Energy ETF	661	5,995
iShares Global Consumer Discretionary ETF	56	4,780
iShares Global Healthcare ETF	432	42,539
iShares JPX-Nikkei 400 ETF	722	35,457
iShares Micro-Cap ETF	3,280	228,780
iShares MSCI ACWI ETF	4,100	221,154
iShares MSCI Brazil Capped ETF	1,754	38,500
iShares MSCI EAFE ETF	36	2,064
iShares MSCI Emerging Markets ETF	275	9,015
iShares MSCI Europe Financials ETF	639	13,125
iShares MSCI Frontier 100 ETF	1,638	41,179
iShares MSCI Germany Small-Cap ETF	1,568	62,218
iShares MSCI Hong Kong ETF	52	994

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund (continued)
iShares MSCI India Small-Cap ETF	1,033	$34,213
iShares MSCI Pacific ex Japan ETF	145	5,316
iShares MSCI Poland Capped ETF	257	5,356
iShares MSCI South Africa ETF	132	7,086
iShares MSCI Taiwan ETF	307	4,040
iShares MSCI United Kingdom ETF	690	11,309
iShares MSCI United Kingdom Small-Cap ETF	1,164	46,036
iShares MSCI USA Momentum Factor ETF	5,037	343,575
iShares Nasdaq Biotechnology ETF	83	25,176
iShares North American Natural Resources ETF	2,623	76,172
iShares Russell 1000 Growth ETF	2,379	221,247
iShares Russell 2000 Growth ETF	730	97,798
iShares U.S. Healthcare Providers ETF	281	34,810
JPMorgan Alerian MLP Index ETN	97	2,948
Market Vectors Brazil Small-Cap ETF	3,736	40,199
Market Vectors China AMC SME-ChiNext ETF*	211	7,163
Market Vectors ChinaAMC A-Share ETF*	555	22,444
Market Vectors Egypt Index ETF	287	11,236
Market Vectors Gulf States Index ETF	634	15,761
Market Vectors Indonesia Index ETF	229	3,673
Market Vectors Pharmaceutical ETF	916	57,681
Market Vectors Russia ETF	3,684	57,839
Market Vectors Russia Small-Cap ETF	351	6,564
Market Vectors Unconventional Oil & Gas ETF	2,076	30,953
Market Vectors Vietnam ETF	789	12,214
PowerShares DWA Technology Momentum Portfolio	682	26,318
PowerShares Dynamic Market Portfolio	291	20,327
PowerShares S&P SmallCap Information Technology Portfolio	115	5,582
PureFunds ISE Cyber Security ETF*	701	17,700
PureFunds ISE Mobile Payments ETF*	886	20,670
SPDR Russell/Nomura Small Cap Japan ETF	3,334	169,801
SPDR S&P Emerging Asia Pacific ETF	516	37,503
SPDR S&P Emerging Europe ETF	131	3,145
SPDR S&P Emerging Markets SmallCap ETF	1,964	72,609
SPDR S&P Health Care Equipment ETF	991	42,830
SPDR S&P Insurance ETF	254	17,150
Vanguard FTSE All World ex-US Small-Cap ETF	904	81,993
Vanguard Small-Cap ETF	354	38,214
WisdomTree Europe SmallCap Dividend Fund	737	39,687

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund (continued)
Yorkville High Income Infrastructure MLP ETF	1,094	$14,985
Total Equity Fund		3,655,653
Total Exchange Traded Funds (Cost $5,788,622)		5,596,612

MONEY MARKET FUND – 15.3%
JP Morgan Prime Money Market Fund - Institutional Class, 0.07%(b) (Cost $1,017,001)	1,017,001	1,017,001
Total Investments Before Securities Sold, Not Yet Purchased (Cost $6,805,623)		6,613,613
Securities Sold, Not Yet Purchased – (7.9)%

EXCHANGE TRADED FUNDS – (7.9)%
Currency Fund – (6.0)%
CurrencyShares British Pound Sterling Trust*	(495)	(73,364)
CurrencyShares Euro Trust*	(1,453)	(159,220)
CurrencyShares Japanese Yen Trust*	(2,091)	(169,015)
Total Currency Fund		(401,599)

Equity Fund – (1.9)%
iShares Russell 1000 Value ETF	(719)	(67,068)
SPDR EURO STOXX 50 ETF	(1,761)	(59,610)
Total Equity Fund		(126,678)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(564,443)]		(528,277)
Total Investments – 91.5% (Cost $6,241,180)		6,085,336
Other Assets in Excess of Liabilities – 8.5%		565,472
Net Assets – 100.0%		$6,650,808

ETF - Exchange Traded Fund
ETN - Exchange Traded Note

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of this security has been segregated as collateral for open short positions. The aggregate market value of the collateral posted was $2,164,503 which includes cash in the amount of $574,845 as of September 30, 2015.
(b)	Rate shown reflects the 7-day yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Commodity Fund	0.9%
Currency Fund	(6.0)
Debt Fund	28.3
Equity Fund	53.0
Money Market Fund	15.3
Total Investments	91.5
Other Assets in Excess of Liabilities	8 .5
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 18.4%
Debt Fund – 18.4%
AdvisorShares Sage Core Reserves ETF† (Cost $29,997,150)	300,000	$29,760,000

MONEY MARKET FUNDS – 13.5%
Fidelity Institutional Money Market Government Portfolio - Class III, 0.01%(a)	19,347,540	19,347,540
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.04%(a)	2,500,000	2,500,000
Total Money Market Funds (Cost $21,847,540)		21,847,540
Total Investments Before Securities Sold, Not Yet Purchased (Cost $51,844,690)		51,607,540
Securities Sold, Not Yet Purchased – (89.9)%

COMMON STOCKS – (89.9)%
Airlines – (1.2)%
American Airlines Group, Inc.	(49,000)	(1,902,670)

Apparel – (2.6)%
Hanesbrands, Inc.	(145,800)	(4,219,452)

Auto Manufacturers – (1.9)%
General Motors Co.	(100,000)	(3,002,000)

Banks – (7.4)%
Bank of Montreal (Canada)	(50,000)	(2,727,500)
Comerica, Inc.	(71,000)	(2,918,100)
Deutsche Bank AG (Germany)	(150,000)	(4,044,000)
TCF Financial Corp.	(150,000)	(2,274,000)
Total Banks		(11,963,600)

Chemicals – (1.8)%
Dow Chemical Co. (The)	(69,000)	(2,925,600)

Commercial Services – (1.6)%
Hertz Global Holdings, Inc.*	(158,000)	(2,643,340)

Computers – (6.8)%
Apple, Inc.	(35,500)	(3,915,650)
Super Micro Computer, Inc.*	(262,000)	(7,142,120)
Total Computers		(11,057,770)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Distribution/Wholesale – (4.3)%
Fastenal Co.	(70,000)	$(2,562,700)
Genuine Parts Co.	(53,300)	(4,418,037)
Total Distribution/Wholesale		(6,980,737)

Diversified Financial Services – (5.4)%
Discover Financial Services	(58,000)	(3,015,420)
LendingClub Corp.*	(433,225)	(5,731,566)
Total Diversified Financial Services		(8,746,986)

Electronics – (1.1)%
National Instruments Corp.	(66,800)	(1,856,372)

Hand/Machine Tools – (1.3)%
Franklin Electric Co., Inc.	(78,000)	(2,123,940)

Healthcare - Products – (1.0)%
Mindray Medical International Ltd. (China)(b)	(75,000)	(1,640,250)

Home Builders – (2.8)%
Winnebago Industries, Inc.	(236,000)	(4,519,400)

Internet – (6.4)%
Cogent Communications Holdings, Inc.	(247,000)	(6,708,520)
GrubHub, Inc.*	(152,000)	(3,699,680)
Total Internet		(10,408,200)

Leisure Time – (4.6)%
Harley-Davidson, Inc.	(137,000)	(7,521,300)

Machinery - Construction & Mining – (3.8)%
Caterpillar, Inc.	(93,600)	(6,117,696)

Machinery - Diversified – (3.9)%
Flowserve Corp.	(155,000)	(6,376,700)

Media – (2.3)%
Sinclair Broadcast Group, Inc., Class A	(150,000)	(3,798,000)

Miscellaneous Manufacturing – (3.8)%
3M Co.	(43,300)	(6,138,641)

Oil & Gas Services – (1.3)%
Halliburton Co.	(59,000)	(2,085,650)

REITS – (1.6)%
Starwood Property Trust, Inc.	(125,000)	(2,565,000)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Retail – (7.8)%
CarMax, Inc.*	(120,700)	$(7,159,924)
Copart, Inc.*	(47,096)	(1,549,458)
Party City Holdco, Inc.*	(115,000)	(1,836,550)
Popeyes Louisiana Kitchen, Inc.*	(37,800)	(2,130,408)
Total Retail		(12,676,340)

Semiconductors – (12.0)%
Intel Corp.	(196,000)	(5,907,440)
Linear Technology Corp.	(89,000)	(3,591,150)
M/A-COM Technology Solutions Holdings, Inc.*	(207,500)	(6,015,426)
Microchip Technology, Inc.	(88,000)	(3,791,920)
Total Semiconductors		(19,305,936)

Software – (3.2)%
CommVault Systems, Inc.*	(88,000)	(2,988,480)
SolarWinds, Inc.*	(55,000)	(2,158,200)
Total Software		(5,146,680)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(153,324,838)]		(145,722,260)
Total Investments – (58.0)% [Cost $(101,480,148)]		(94,114,720)
Other Assets in Excess of Liabilities – 158.0%		256,288,736
Net Assets – 100.0%		$162,174,016

ETF - Exchange Traded Fund

†	Affiliated Company.
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of September 30, 2015.
(b)	American Depositary Receipt.

Cash of $157,520,580 has been segregated to cover margin requirement for open short sales as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Airlines	(1.2)%
Apparel	(2.6)
Auto Manufacturers	(1.9)
Banks	(7.4)
Chemicals	(1.8)
Commercial Services	(1.6)
Computers	(6.8)
Debt Fund	18.4
Distribution/Wholesale	(4.3)
Diversified Financial Services	(5.4)
Electronics	(1.1)
Hand/Machine Tools	(1.3)
Healthcare - Products	(1.0)
Home Builders	(2.8)
Internet	(6.4)
Leisure Time	(4.6)
Machinery - Construction & Mining	(3.8)
Machinery - Diversified	(3.9)
Media	(2.3)
Miscellaneous Manufacturing	(3.8)
Oil & Gas Services	(1.3)
REITS	(1.6)
Retail	(7.8)
Semiconductors	(12.0)
Software	(3.2)
Money Market Fund	13.5
Total Investments	(58.0)
Other Assets in Excess of Liabilities	158 .0
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 41.4%
Auto Manufacturers – 1.2%
Ford Motor Credit Co. LLC, 2.50%, 01/15/16	$400,000	$401,907

Banks – 12.0%
Bank of America Corp., 1.14%, 03/22/16@	410,000	410,785
Bank of America Corp., 5.75%, 08/15/16	365,000	378,171
Bank of New York Mellon Corp. (The), 2.30%, 07/28/16	340,000	344,399
BB&T Corp., 3.20%, 03/15/16	75,000	75,656
Capital One Financial Corp., 1.00%, 11/06/15	610,000	610,159
Citigroup, Inc., 1.12%, 04/01/16@	375,000	375,483
First Horizon National Corp., 5.38%, 12/15/15	325,000	327,811
Goldman Sachs Group, Inc. (The), 4.00%, 03/03/24	370,000	381,234
JPMorgan Chase & Co., 2.60%, 01/15/16	275,000	276,485
JPMorgan Chase & Co., Series G, 0.95%, 02/26/16@	185,000	185,190
JPMorgan Chase & Co., 3.45%, 03/01/16	150,000	151,659
Morgan Stanley, 5.38%, 10/15/15	340,000	340,576
PNC Funding Corp., 2.70%, 09/19/16	340,000	344,891
Total Banks		4,202,499

Beverages – 1.0%
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16(a)	360,000	362,133

Diversified Financial Services – 1.5%
American Express Credit Corp., 0.80%, 07/29/16@	525,000	525,596

Electric – 2.9%
Georgia Power Co., 0.66%, 03/15/16@	291,000	290,800
Progress Energy, Inc., 5.63%, 01/15/16	346,000	350,752
PSEG Power LLC, 5.50%, 12/01/15	350,000	352,598
Total Electric		994,150

Food – 2.4%
Kroger Co. (The), 2.20%, 01/15/17	40,000	40,506
Kroger Co. (The), 6.40%, 08/15/17	275,000	299,626
Mondelez International, Inc., 4.13%, 02/09/16	485,000	490,399
Total Food		830,531

Home Furnishings – 1.1%
Whirlpool Corp., 6.50%, 06/15/16	360,000	374,355

Household Products/Wares – 1.1%
Clorox Co. (The), 3.55%, 11/01/15	365,000	365,856

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Insurance – 1.8%
American International Group, Inc., 5.05%, 10/01/15	$360,000	$360,000
Genworth Holdings, Inc., 4.80%, 02/15/24	360,000	270,900
Total Insurance		630,900

Internet – 2.1%
Amazon.com, Inc., 0.65%, 11/27/15	390,000	390,141
eBay, Inc., 1.35%, 07/15/17	350,000	348,160
Total Internet		738,301

Machinery - Diversified – 0.1%
John Deere Capital Corp., 0.75%, 01/22/16(a)	25,000	25,027

Oil & Gas – 2.0%
Anadarko Petroleum Corp., 5.95%, 09/15/16	330,000	343,022
Phillips 66, 2.95%, 05/01/17	335,000	342,851
Total Oil & Gas		685,873

Pharmaceuticals – 2.1%
AbbVie, Inc., 1.20%, 11/06/15	370,000	370,166
Express Scripts Holding Co., 3.13%, 05/15/16	340,000	343,921
Total Pharmaceuticals		714,087

Pipelines – 2.0%
Enterprise Products Operating LLC, 3.20%, 02/01/16	340,000	342,343
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	340,000	343,209
Total Pipelines		685,552

Real Estate – 1.0%
ERP Operating LP, 5.13%, 03/15/16	347,000	353,475

Real Estate Investment Trusts – 1.3%
Ventas Realty LP, 1.55%, 09/26/16	435,000	436,255

Retail – 2.9%
AutoZone, Inc., 5.50%, 11/15/15	363,000	364,992
CVS Health Corp., 1.20%, 12/05/16	225,000	225,564
Home Depot, Inc. (The), 5.40%, 03/01/16(a)	335,000	341,702
Kohl's Corp., 4.00%, 11/01/21(a)	83,000	85,869
Total Retail		1,018,127

Telecommunications – 1.9%
AT&T, Inc., 1.70%, 06/01/17	345,000	346,434
Verizon Communications, Inc., 2.50%, 09/15/16	325,000	329,543

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Total Telecommunications		$675,977

Transportation – 1.0%
Ryder System, Inc., 3.60%, 03/01/16	$355,000	358,835
Total Corporate Bonds (Cost $14,476,541)		14,379,436

MORTGAGE BACKED SECURITIES – 15.3%
Commercial Mortgage Backed Securities – 15.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, Series 2005-6, 5.15%, 09/10/47@	92,425	92,331
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2006-T24, 5.54%, 10/12/41	389,112	400,237
CFCRE Commercial Mortgage Trust, Class A2, Series 2011-C2, 3.06%, 12/15/47	96,629	98,230
Credit Suisse First Boston Mortgage Securities Corp., Class AJ, Series 2005-C6, 5.23%, 12/15/40@	255,000	255,163
DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49@‡	242,538	242,538
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C02, 1.14%, 05/25/24@	326,253	323,307
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C03, 1.39%, 07/25/24@	254,512	254,016
GS Mortgage Securities Trust, Class AM, Series 2006-GG6, 5.55%, 04/10/38@	350,000	352,833
GS Mortgage Securities Trust, Class A4, Series 2006-GG8, 5.56%, 11/10/39	355,270	365,119
GS Mortgage Securities Trust, Class A2, Series 2011-GC3, 3.65%, 03/10/44‡	321,202	321,651
GS Mortgage Securities Trust, Class A2, Series 2011-GC5, 3.00%, 08/10/44	339,269	343,318
LB-UBS Commercial Mortgage Trust, Class A3, Series 2006-C7, 5.35%, 11/15/38	335,000	345,610
Merrill Lynch Mortgage Trust, Class A4, Series 2006-C1, 5.67%, 05/12/39@	415,000	419,292
Morgan Stanley Capital I Trust, Class A4, Series 2006-T23, 5.84%, 08/12/41@	389,619	397,459
Morgan Stanley Capital I Trust, Class A3, Series 2007-T25, 5.51%, 11/12/49@	390,562	405,572
Morgan Stanley Capital I Trust, Class A4, Series 2006-T21, 5.16%, 10/12/52@	24,259	24,234

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust, Class A4FL, Series 2006-C28, 0.36%, 10/15/48@‡	$259,594	$257,639
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2006-C29, 5.31%, 11/15/48	195,299	201,003
WFRBS Commercial Mortgage Trust, Class A2, Series 2011-C4, 3.45%, 06/15/44‡	208,180	210,588
Total Mortgage Backed Securities (Cost $5,314,731)		5,310,140

ASSET BACKED SECURITIES – 14.6%
Diversified Financial Services – 14.6%
Ally Auto Receivables Trust, Class A3, Series 2012-5, 0.62%, 03/15/17	21,695	21,694
Ally Master Owner Trust, Class A2, Series 2013-1, 1.00%, 02/15/18	240,000	240,165
American Express Credit Account Master Trust, Class A, Series 2013-2, 0.63%, 05/17/21@	300,000	300,312
AmeriCredit Automobile Receivables Trust, Class B, Series 2013-2, 1.19%, 05/08/18	180,000	180,153
BA Credit Card Trust, Class A11, Series 2007-A11, 0.27%, 12/15/19@	295,000	294,076
Capital One Multi-Asset Execution Trust, Class A5, Series 2007-A5, 0.24%, 07/15/20@	525,000	522,034
CarMax Auto Owner Trust, Class A3, Series 2012-3, 0.52%, 07/17/17	67,296	67,268
CarMax Auto Owner Trust, Class A3, Series 2014-1, 0.79%, 10/15/18	325,000	324,623
Chase Issuance Trust, Class A3, Series 2013-A3, 0.48%, 04/15/20@	345,000	344,466
Citibank Credit Card Issuance Trust, Class A2, Series 2013-A2, 0.48%, 05/26/20@	600,000	599,010
Discover Card Execution Note Trust, Class A2, Series 2013-A2, 0.69%, 08/15/18	350,000	350,026
Fifth Third Auto Trust, Class A3, Series 2013-A, 0.61%, 09/15/17	92,855	92,866
First National Master Note Trust, Class A, Series 2013-2, 0.74%, 10/15/19@	325,000	325,357
Honda Auto Receivables Owner Trust, Class A2, Series 2015-3, 0.92%, 11/20/17	350,000	350,245
Honda Auto Receivables Owner Trust, Class A3, Series 2014-2, 0.77%, 03/19/18	335,000	334,667

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Huntington Auto Trust, Class A3, Series 2012-2, 0.51%, 04/17/17	$42,237	$42,227
Hyundai Auto Receivables Trust, Class A2, Series 2014-B, 0.44%, 02/15/17	62,232	62,217
Nissan Auto Receivables Owner Trust, Class A3, Series 2012-B, 0.46%, 10/17/16	459	459
Nissan Auto Receivables Owner Trust, Class A3, Series 2013-C, 0.67%, 08/15/18	371,729	371,203
Toyota Auto Receivables Owner Trust, Class A3, Series 2013-B, 0.89%, 07/17/17	251,325	251,522
Total Asset Backed Securities (Cost $5,074,406)		5,074,590

FOREIGN BONDS – 8.6%
Auto Manufacturers – 1.0%
American Honda Finance Corp., 1.13%, 10/07/16 (Japan)	340,000	341,195

Banks – 1.6%
Lloyds Bank PLC, 4.88%, 01/21/16 (United Kingdom)	205,000	207,573
Royal Bank of Canada, Series G, 0.79%, 09/09/16 (Canada)@	350,000	350,881
Total Banks		558,454

Beverages – 1.3%
Anheuser-Busch InBev Finance, Inc., 0.49%, 01/27/17 (Belgium)@	450,000	448,950

Diversified Financial Services – 0.6%
Nomura Holdings, Inc., 4.13%, 01/19/16 (Japan)	60,000	60,520
Nomura Holdings, Inc., 1.79%, 09/13/16 (Japan)@	155,000	155,876
Total Diversified Financial Services		216,396

Mining – 1.0%
Rio Tinto Finance USA PLC, 1.38%, 06/17/16 (United Kingdom)	345,000	344,504

Oil & Gas – 2.0%
BP Capital Markets PLC, 0.70%, 11/06/15 (United Kingdom)	375,000	375,101
Petroleos Mexicanos, 3.50%, 01/30/23 (Mexico)	385,000	347,463
Total Oil & Gas		722,564

Telecommunications – 1.1%
Vodafone Group PLC, 1.63%, 03/20/17 (United Kingdom)	370,000	370,538
Total Foreign Bonds (Cost $3,032,375)		$3,002,601

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
MUNICIPAL BONDS – 8.0%
Bay Shore Union Free School District, 4.00%, 12/01/18	$70,000	70,424
City of New Orleans LA Sewerage Service Revenue, 4.00%, 06/01/16	75,000	76,661
City of York PA, Series A, 02/01/16(b)	50,000	49,653
Clear Creek Independent School District, 3.00%, 02/15/16	125,000	126,016
Colorado Health Facilities Authority, 5.25%, 12/01/25	50,000	50,392
County of Harris TX, Series D, 1.06%, 08/15/16	90,000	90,293
County of Miami-Dade FL Aviation Revenue, Series A, 5.00%, 10/01/38	55,000	55,000
District of Columbia, Series B, 4.00%, 06/01/16	55,000	56,295
Emerald Coast Utilities Authority, 4.63%, 01/01/21	50,000	50,537
Erie Sewer Authority, 3.40%, 06/01/16	50,000	50,964
Greater Peoria Airport Authority, Series C, 5.75%, 12/01/15	155,000	156,072
JEA Water & Sewer System Revenue, 3.75%, 10/01/15	200,000	199,999
La Joya Independent School District, 5.00%, 02/15/31	90,000	91,598
Lake County Township High School District No 121 Warren, Series B, 0.95%, 03/01/16	130,000	130,000
Maine Municipal Bond Bank, 4.00%, 09/01/16	50,000	51,575
Metropolitan Transportation Authority, Series F, 5.00%, 11/15/30	395,000	397,144
Metropolitan Transportation Authority, Series A, 4.50%, 11/15/34	255,000	256,241
Michigan Finance Authority, Series G-8A, 5.00%, 04/01/16	110,000	111,830
New Hampshire Housing Finance Authority, Series D, 4.70%, 01/01/16	60,000	60,518
New Jersey Health Care Facilities Financing Authority, 4.00%, 07/01/16	50,000	51,293
New York State Dormitory Authority, Series C, 5.00%, 12/15/15	30,000	30,282
Philadelphia Authority for Industrial Development, 04/15/16(b)	55,000	54,830
Sedona-Oak Creek Joint Unified School District No 9, 5.15%, 07/01/16	160,000	164,527
South Carolina State Public Service Authority, Series A, 5.25%, 01/01/21	40,000	40,489
South Carolina State Public Service Authority, Series A, 5.25%, 01/01/22	50,000	50,611
State Board of Administration Finance Corp., Series A, 1.30%, 07/01/16	55,000	55,307
State of Connecticut, Series C, 5.00%, 06/01/22	75,000	77,332
Tarrant Regional Water District, 4.45%, 03/01/24	50,000	50,876

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares/Principal	Value
MUNICIPAL BONDS (continued)
Village of Hobart WI, 3.38%, 03/01/16	$55,000	$55,705
Total Municipal Bonds (Cost $2,761,128)		2,762,464

U.S. TREASURY BILL – 0.3%
U.S. Treasury Bill, 0.00%, 03/10/16(c) (Cost $99,902)	100,000	99,990

MONEY MARKET FUND – 12.6%
JP Morgan US Government Money Market Fund - Institutional Class, 0.01%(d) (Cost $4,359,206)	4,359,206	4,359,206

REPURCHASE AGREEMENTS – 2.0%(e)
Citibank NA, dated 09/30/15, due 10/01/15, 0.12%, total to be received $106,024, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/15/18-10/01/45, totaling $108,144)	106,024	106,024
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.11%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.63%-6.50%, 12/28/16-10/01/45, totaling $255,001)	250,000	250,000
RBC Capital Markets LLC, dated 09/30/15, due 10/01/15, 0.10%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 1.88%-7.00%, 04/20/25-05/20/65, totaling $255,000)	250,000	250,000
Royal Bank of Scotland PLC, dated 09/30/15, due 10/01/15, 0.09%, total to be received $100,802, (collateralized by various U.S. Government Agency Obligations, 0.09%-3.63%, 01/31/16-02/15/44, totaling $102,818)	100,802	100,802
Total Repurchase Agreements (Cost $706,826)		706,826
Total Investments – 102.8% (Cost $35,825,115)		35,695,253
Liabilities in Excess of Other Assets – (2.8)%		(967,038)
Net Assets – 100.0%		$34,728,215

LP - Limited Partnership

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $688,675; the aggregate market value of the collateral held by the fund is $706,826.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Interest rate shown reflects the discount rate at time of purchase.
(d)	Rate shown reflects the 7-day yield as of September 30, 2015.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

Futures contracts outstanding as of September 30, 2015:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation/ (Depreciation)
2-Year U.S. Treasury Note	Jefferies & Company Inc.	December 2015	(4)	$(875,200)	$(876,125)	$(925)
5-Year U.S. Treasury Note	Jefferies & Company Inc.	December 2015	10	1,198,017	1,205,156	7,139
10-Year U.S. Treasury Note	Jefferies & Company Inc.	December 2015	(7)	(891,646)	(901,141)	(9,495)
						$(3,281)

Cash posted as collateral to broker for futures contracts was $93,003 at September 30, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Auto Manufacturers	2.2%
Banks	13.6
Beverages	2.3
Commercial Mortgage Backed Securities	15.3
Diversified Financial Services	16.7
Electric	2.9
Food	2.4
Home Furnishings	1.1
Household Products/Wares	1.1
Insurance	1.8
Internet	2.1
Machinery - Diversified	0.1
Mining	1.0

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets (continued)
Municipal Bonds	8.0%
Oil & Gas	4.0
Pharmaceuticals	2.1
Pipelines	2.0
Real Estate	1.0
Real Estate Investment Trusts	1.3
Retail	2.9
Telecommunications	3.0
Transportation	1.0
U.S. Treasury Bill	0.3
Money Market Fund	12.6
Repurchase Agreements	2.0
Total Investments	102.8
Liabilities in Excess of Other Assets	(2.8)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS – 85.9%
Debt Fund – 11.6%
AdvisorShares Sage Core Reserves ETF†	2,375	$235,600
iShares 1-3 Year Credit Bond ETF	8,836	928,929
iShares 20+ Year Treasury Bond ETF	1,592	196,676
iShares iBoxx $ High Yield Corporate Bond ETF	9,501	791,338
iShares JPMorgan USD Emerging Markets Bond ETF	93	9,895
SPDR Barclays International Corporate Bond ETF	19,000	596,220
Total Debt Fund		2,758,658

Equity Fund – 74.3%
Consumer Discretionary Select Sector SPDR Fund	3,985	295,926
Consumer Staples Select Sector SPDR Fund	15,650	738,524
Energy Select Sector SPDR Fund	7,481	457,837
Financial Select Sector SPDR Fund	54,492	1,234,789
Health Care Select Sector SPDR Fund	11,793	781,050
Industrial Select Sector SPDR Fund	4,388	218,917
iShares MSCI EAFE ETF	32,021	1,835,444
Materials Select Sector SPDR Fund	3,514	140,279
SPDR S&P 500 ETF Trust	54,567	10,456,674
Technology Select Sector SPDR Fund	7,139	281,991
Utilities Select Sector SPDR Fund	5,089	220,303
Vanguard FTSE Emerging Markets ETF	31,593	1,045,412
Total Equity Fund		17,707,146
Total Exchange Traded Funds (Cost $20,490,249)		20,465,804

U.S. TREASURY NOTE – 4.3%
U.S. Treasury Note, 4.50%, 02/15/16(a) (Cost $1,015,952)	$1,000,000	1,016,348

COMMON STOCKS – 1.4%
Apparel – 0.7%
Hanesbrands, Inc.	6,243	180,673
Computers – 0.7%
Apple, Inc.	1,411	155,633
Total Common Stocks (Cost $262,585)		336,306

See accompanying Notes to Schedule of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares/ Contracts	Value
MONEY MARKET FUND – 5.6%
BlackRock Liquidity Funds-T-Fund Portfolio - Institutional Class, 0.01%(b) (Cost $1,340,097)	1,340,097	$1,340,097
Total Investments Before Written Options – 97.2%
(Cost $23,108,883)		23,158,555

WRITTEN CALL OPTIONS – (0.1)%
Consumer Discretionary Select Sector SPDR Fund, expiring 10/16/15, Strike Price $78.00	(20)	(250)
Consumer Staples Select Sector SPDR Fund, expiring 10/16/15, Strike Price $48.00	(78)	(2,379)
Energy Select Sector SPDR Fund, expiring 10/16/15, Strike Price $65.00	(37)	(1,110)
Health Care Select Sector SPDR Fund, expiring 10/16/15, Strike Price $72.00	(58)	(435)
iShares 20+ Year Treasury Bond ETF, expiring 10/16/15, Strike Price $122.00	(15)	(3,248)
iShares MSCI EAFE ETF, expiring 10/16/15, Strike Price $60.00	(162)	(2,187)
SPDR S&P 500 ETF Trust, expiring 10/16/15, Strike Price $198.00	(258)	(20,640)
Vanguard FTSE Emerging Markets ETF, expiring 10/16/15, Strike Price $35.00	(158)	(2,765)
Total Written Call Options [Premiums Received $(56,477)]		(33,014)

WRITTEN PUT OPTIONS – (0.2)%
iShares 20+ Year Treasury Bond ETF, expiring 10/16/15, Strike Price $120.00	(10)	(400)
iShares iBoxx $ High Yield Corporate Bond ETF, expiring 10/16/15, Strike Price $85.00	(52)	(12,402)
iShares JPMorgan USD Emerging Markets Bond ETF, expiring 10/16/15, Strike Price $108.00	(118)	(30,385)
Total Written Put Options [Premiums Received $(17,846)]		(43,187)
Total Written Options – (0.3)% [Premiums Received $(74,323)]		(76,201)
Total Investments – 96.9% (Cost $23,034,560)		23,082,354
Other Assets in Excess of Liabilities – 3.1%		735,829
Net Assets – 100.0%		$23,818,183

ETF - Exchange Traded Fund

See accompanying Notes to Schedule of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

†	Affiliated Company.
(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $1,016,250, which includes cash in the amount of $691,274 as of September 30, 2015.
(b)	Rate shown reflects the 7-day yield as of September 30, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	0.7%
Computers	0.7
Debt Fund	11.6
Equity Fund	74.3
U.S. Treasury Note	4.3
Written Call Options	(0.1)
Written Put Options	(0.2)
Money Market Fund	5.6
Total Investments	96.9
Other Assets in Excess of Liabilities	3 .1
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

ADVISORSHARES SUNRISE GLOBAL MULTI-STRATEGY ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 52.9%
Debt Fund – 3.3%
iShares 7-10 Year Treasury Bond ETF	530	$57,171

Equity Fund – 49.6%
Consumer Discretionary Select Sector SPDR Fund	3,755	278,846
Consumer Staples Select Sector SPDR Fund	4,683	220,991
Financial Select Sector SPDR Fund	7,356	166,687
Health Care Select Sector SPDR Fund	1,499	99,279
Industrial Select Sector SPDR Fund	551	27,489
Technology Select Sector SPDR Fund	1,566	61,857
Total Equity Fund		855,149
Total Exchange Traded Funds (Cost $899,096)		912,320

MONEY MARKET FUND – 22.6%
Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%(a) (Cost $389,714)	389,714	389,714
Total Investments – 75.5% (Cost $1,288,810)		1,302,034
Other Assets in Excess of Liabilities – 24.5%		422,175
Net Assets – 100.0%		$1,724,209

ETF - Exchange Traded Fund

(a)	Rate shown reflects the 7-day yield as of September 30, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Debt Fund	3.3%
Equity Fund	49.6
Money Market Fund	22.6
Total Investments	75.5
Other Assets in Excess of Liabilities	24 .5
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.9%
Advertising – 1.0%
Omnicom Group, Inc.(a)	31,934	$2,104,451

Aerospace/Defense – 2.0%
General Dynamics Corp.	15,311	2,112,153
United Technologies Corp.	22,692	2,019,361
Total Aerospace/Defense		4,131,514

Agriculture – 1.1%
Altria Group, Inc.	41,942	2,281,645

Auto Parts & Equipment – 1.1%
Remy International, Inc.	77,736	2,273,778

Beverages – 1.0%
Dr Pepper Snapple Group, Inc.	27,452	2,170,081

Biotechnology – 4.5%
Alnylam Pharmaceuticals, Inc.*	22,023	1,769,768
Amgen, Inc.	14,613	2,021,270
Celgene Corp.*	17,287	1,869,935
Gilead Sciences, Inc.	19,502	1,914,901
United Therapeutics Corp.*	13,598	1,784,602
Total Biotechnology		9,360,476

Chemicals – 2.1%
PPG Industries, Inc.	23,446	2,055,980
Sigma-Aldrich Corp.	15,907	2,209,800
Total Chemicals		4,265,780

Commercial Services – 7.1%
Automatic Data Processing, Inc.	28,553	2,294,520
Equifax, Inc.	22,362	2,173,139
Gartner, Inc.*	25,190	2,114,197
ManpowerGroup, Inc.	25,437	2,083,036
MasterCard, Inc., Class A	23,444	2,112,773
Moody's Corp.	20,466	2,009,761
SEI Investments Co.	42,902	2,069,163
Total Commercial Services		14,856,589

Computers – 5.1%
Accenture PLC, Class A	22,036	2,165,257
Apple, Inc.	19,558	2,157,247
Computer Sciences Corp.	34,568	2,121,784

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Computers (continued)
EMC Corp.	84,542	$2,042,535
NetScout Systems, Inc.*	61,189	2,164,255
Total Computers		10,651,078

Diversified Financial Services – 3.9%
BlackRock, Inc.	7,419	2,206,929
Franklin Resources, Inc.	49,889	1,858,864
Ocwen Financial Corp.*(a)	282,705	1,896,951
T. Rowe Price Group, Inc.	29,501	2,050,320
Total Diversified Financial Services		8,013,064

Electric – 1.1%
Xcel Energy, Inc.	67,539	2,391,556

Electronics – 2.0%
Amphenol Corp., Class A	40,594	2,068,670
Waters Corp.*	17,205	2,033,803
Total Electronics		4,102,473

Engineering & Construction – 1.0%
AECOM*	74,393	2,046,551

Entertainment – 1.9%
Marriott Vacations Worldwide Corp.	27,309	1,860,835
Vail Resorts, Inc.	20,806	2,177,972
Total Entertainment		4,038,807

Environmental Control – 1.1%
Republic Services, Inc.	53,474	2,203,129

Food – 5.2%
ConAgra Foods, Inc.	53,760	2,177,818
JM Smucker Co. (The)	18,558	2,117,282
Kellogg Co.	33,110	2,203,471
McCormick & Co., Inc.	28,019	2,302,601
Whole Foods Market, Inc.	63,151	1,998,729
Total Food		10,799,901

Healthcare - Products – 3.9%
Danaher Corp.	24,881	2,120,110
Medtronic PLC	29,012	1,942,063
Sirona Dental Systems, Inc.*	22,011	2,054,507

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products (continued)
Stryker Corp.	22,283	$2,096,830
Total Healthcare - Products		8,213,510

Healthcare - Services – 4.0%
Anthem, Inc.	15,416	2,158,240
Community Health Systems, Inc.*	41,962	1,794,715
DaVita HealthCare Partners, Inc.*	29,452	2,130,263
Humana, Inc.	12,062	2,159,098
Total Healthcare - Services		8,242,316

Insurance – 2.1%
Everest Re Group Ltd.	12,570	2,178,884
Reinsurance Group of America, Inc.	24,056	2,179,233
Total Insurance		4,358,117

Internet – 1.0%
TripAdvisor, Inc.*	32,689	2,060,061

Iron/Steel – 1.0%
Reliance Steel & Aluminum Co.	37,603	2,030,938

Leisure Time – 1.0%
Jarden Corp.*	42,743	2,089,278

Lodging – 1.8%
Diamond Resorts International, Inc.*(a)	78,807	1,843,296
Wyndham Worldwide Corp.	27,615	1,985,518
Total Lodging		3,828,814

Machinery - Diversified – 1.1%
Roper Technologies, Inc.	13,976	2,190,039

Media – 3.0%
Comcast Corp., Class A	37,827	2,165,217
Sirius XM Holdings, Inc.*	574,644	2,149,169
Twenty-First Century Fox, Inc., Class A	73,472	1,982,275
Total Media		6,296,661

Miscellaneous Manufacturing – 1.0%
Illinois Tool Works, Inc.	25,128	2,068,286

Oil & Gas – 4.1%
Chesapeake Energy Corp.(a)	288,109	2,111,839
ConocoPhillips	46,398	2,225,248

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Pioneer Natural Resources Co.	18,549	$2,256,301
Seadrill Ltd. (United Kingdom)*(a)	311,549	1,838,139
Total Oil & Gas		8,431,527

Oil & Gas Services – 3.8%
FMC Technologies, Inc.*	69,047	2,140,457
Forum Energy Technologies, Inc.*	149,976	1,831,207
National Oilwell Varco, Inc.	54,046	2,034,832
Schlumberger Ltd.	27,540	1,899,434
Total Oil & Gas Services		7,905,930

Packaging & Containers – 2.0%
Packaging Corp. of America	34,072	2,049,772
Sealed Air Corp.	43,338	2,031,685
Total Packaging & Containers		4,081,457

Pharmaceuticals – 3.7%
Alkermes PLC*	33,858	1,986,449
Allergan PLC*	7,459	2,027,431
Express Scripts Holding Co.*	25,403	2,056,626
Mylan N.V.*	41,060	1,653,076
Total Pharmaceuticals		7,723,582

Real Estate – 1.1%
CBRE Group, Inc., Class A*	68,795	2,201,440

Real Estate Investment Trusts – 2.2%
Prologis, Inc.	59,943	2,331,783
Ventas, Inc.	41,698	2,337,590
Total Real Estate Investment Trusts		4,669,373

Retail – 8.7%
Dollar General Corp.	28,342	2,053,094
Gap, Inc. (The)	62,744	1,788,204
L Brands, Inc.(a)	24,378	2,197,189
Lowe's Cos., Inc.	32,452	2,236,592
Macy's, Inc.	71,175	3,652,700
Ross Stores, Inc.	42,996	2,084,016
Target Corp.	27,798	2,186,591
Vista Outdoor, Inc.*	46,704	2,075,059
Total Retail		18,273,445

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
Semiconductors – 3.1%
QUALCOMM, Inc.	35,317	$1,897,582
Texas Instruments, Inc.	45,576	2,256,924
Xilinx, Inc.	52,848	2,240,755
Total Semiconductors		6,395,261

Software – 5.0%
CA, Inc.	78,112	2,132,458
CDK Global, Inc.	44,280	2,115,698
Intuit, Inc.	21,528	1,910,610
Microsoft Corp.	48,921	2,165,243
Oracle Corp.	57,275	2,068,773
Total Software		10,392,782

Telecommunications – 3.0%
Juniper Networks, Inc.	80,160	2,060,914
Level 3 Communications, Inc.*	48,873	2,135,261
Verizon Communications, Inc.	48,604	2,114,760
Total Telecommunications		6,310,935

Textiles – 1.0%
Mohawk Industries, Inc.*	11,000	1,999,690

Transportation – 1.1%
United Parcel Service, Inc., Class B	22,316	2,202,366

Total Common Stocks (Cost $228,525,704)		207,656,681

MONEY MARKET FUND – 0.1%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.01%(b)
(Cost $279,408)	279,408	279,408

REPURCHASE AGREEMENTS – 2.8%(c)
Citibank NA, dated 09/30/15, due 10/01/15, 0.12%, total to be received $888,217, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 5/15/18-10/01/45, totaling $905,978)	$888,214	888,214
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.10%, total to be received $1,378,217, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 11/15/15-07/15/37, totaling $1,405,778)	1,378,213	1,378,213

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Merrill Lynch Pierce Fenner & Smith Inc., dated 09/30/15, due 10/01/15, 0.13%, total to be received $898,567, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.50%, 10/20/41-05/20/45, totaling $916,535)	$898,564	$898,564
Mizuho Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.14%, total to be received $1,378,218, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 10/09/19-10/01/45, totaling $1,405,777)	1,378,213	1,378,213
Morgan Stanley & Co. LLC, dated 09/30/15, due 10/01/15, 0.09%, total to be received $1,378,216, (collateralized by various U.S. Government Agency Obligations, 2.13%-10.50%, 05/15/16-09/01/45, totaling $1,405,777)	1,378,213	1,378,213
Total Repurchase Agreements (Cost $5,921,417)		5,921,417
Total Investments – 102.8% (Cost $234,726,529)		213,857,506
Liabilities in Excess of Other Assets – (2.8)%		(5,790,411)
Net Assets – 100.0%		$208,067,095

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $10,195,492; the aggregate market value of the collateral held by the fund is $10,502,853. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,581,436.
(b)	Rate shown reflects the 7-day yield as of September 30, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	1.0%
Aerospace/Defense	2.0
Agriculture	1.1
Auto Parts & Equipment	1.1

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets (continued)
Beverages	1.0%
Biotechnology	4.5
Chemicals	2.1
Commercial Services	7.1
Computers	5.1
Diversified Financial Services	3.9
Electric	1.1
Electronics	2.0
Engineering & Construction	1.0
Entertainment	1.9
Environmental Control	1.1
Food	5.2
Healthcare - Products	3.9
Healthcare - Services	4.0
Insurance	2.1
Internet	1.0
Iron/Steel	1.0
Leisure Time	1.0
Lodging	1.8
Machinery - Diversified	1.1
Media	3.0
Miscellaneous Manufacturing	1.0
Oil & Gas	4.1
Oil & Gas Services	3.8
Packaging & Containers	2.0
Pharmaceuticals	3.7
Real Estate	1.1
Real Estate Investment Trusts	2.2
Retail	8.7
Semiconductors	3.1
Software	5.0
Telecommunications	3.0
Textiles	1.0
Transportation	1.1
Money Market Fund	0.1
Repurchase Agreements	2.8
Total Investments	102.8
Liabilities in Excess of Other Assets	(2.8)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES YIELDPRO ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 98.8%
Debt Fund – 98.8%
iShares 20+ Year Treasury Bond ETF	36,655	$4,528,359
SPDR Barclays Short Term Corporate Bond ETF	207,779	6,341,415
SPDR Nuveen Barclays Municipal Bond ETF	253,322	6,107,593
Vanguard Short-Term Bond ETF	83,244	6,691,986
Vanguard Short-Term Corporate Bond ETF	75,864	6,047,119
Total Exchange Traded Funds (Cost $29,632,242)		29,716,472

MONEY MARKET FUND – 1.3%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(a) (Cost $397,370)	397,370	397,370
Total Investments – 100.1% (Cost $30,029,612)		30,113,842
Liabilities in Excess of Other Assets – (0.1)%		(38,965)
Net Assets – 100.0%		$30,074,877

ETF - Exchange Traded Fund

(a)	Rate shown reflects the 7-day yield as of September 30, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Debt Fund	98.8%
Money Market Fund	1.3
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF

Schedule of Investments

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 96.6%
Apparel – 3.0%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	13,444	$457,230

Banks – 2.0%
HDFC Bank Ltd. (India)(a)	5,155	314,919

Biotechnology – 3.7%
CSL Ltd. (Australia)(a)(b)	18,209	571,034

Chemicals – 3.6%
Novozymes A/S (Denmark)(a)	12,633	547,641

Commercial Services – 6.6%
Experian PLC (Ireland)(a)(b)	35,555	572,791
SGS SA (Switzerland)(a)	25,639	445,990
Total Commercial Services		1,018,781

Cosmetics/Personal Care – 5.1%
Svenska Cellulosa AB SCA (Sweden)(a)	18,262	511,336
Unicharm Corp. (Japan)(a)	77,029	274,994
Total Cosmetics/Personal Care		786,330

Diversified Financial Services – 3.8%
Lazard Ltd., Class A	13,650	591,045

Electronics – 3.5%
Sensata Technologies Holding N.V.*	11,989	531,592

Food – 11.0%
Chr. Hansen Holding A/S (Denmark)(a)(b)	24,905	693,106
Nestle SA (Switzerland)(a)	10,099	759,849
Shoprite Holdings Ltd. (South Africa)(a)(b)	19,867	225,133
Total Food		1,678,088

Food Service – 3.0%
Compass Group PLC (United Kingdom)(a)(b)	29,080	467,897

Healthcare - Products – 5.8%
Coloplast A/S (Denmark)(a)	71,380	506,798
Sysmex Corp. (Japan)(a)	14,654	387,378
Total Healthcare - Products		894,176

Healthcare - Services – 3.5%
ICON PLC*	7,569	537,172

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
Household Products/Wares – 4.5%
Reckitt Benckiser Group PLC (United Kingdom)(a)(b)	37,878	$691,274

Insurance – 4.4%
ACE Ltd.	6,544	676,650

Internet – 4.4%
Tencent Holdings Ltd. (China)(a)	31,449	530,859
Yandex N.V., Class A (Russia)*	13,166	141,271
Total Internet		672,130

Machinery - Diversified – 2.8%
FANUC Corp. (Japan)(a)	16,671	427,611

Oil & Gas Services – 2.5%
Core Laboratories N.V. (b)	3,854	384,629

Pharmaceuticals – 4.7%
Novo Nordisk A/S (Denmark)(a)	13,353	724,267

Retail – 6.3%
Inditex SA (Spain)(a)	25,604	427,587
Swatch Group AG (The) (Switzerland)(a)(b)	12,851	237,358
Wal-Mart de Mexico SAB de CV (Mexico)(a)	12,299	303,047
Total Retail		967,992

Semiconductors – 8.9%
ARM Holdings PLC (United Kingdom)(a)	12,003	519,130
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	41,208	855,066
Total Semiconductors		1,374,196

Transportation – 3.5%
Canadian Pacific Railway Ltd. (Canada)	3,697	530,778
Total Common Stocks (Cost $14,021,147)		14,845,432

MONEY MARKET FUND – 3.3%
Invesco Government & Agency Portfolio - Private Investment Class, 0.04%(c) (Cost $503,860)	503,860	503,860

REPURCHASE AGREEMENTS – 9.5%(d)
Citibank NA, dated 09/30/15, due 10/01/15, 0.12%, total to be received $218,885, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 5/15/18-10/01/45, totaling $223,262)	$218,884	218,884

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.10%, total to be received $339,637, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 11/15/15-07/15/37, totaling $346,429)	$339,636	$339,636
Merrill Lynch Pierce Fenner & Smith Inc., dated 09/30/15, due 10/01/15, 0.13%, total to be received $221,436, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.50%, 10/20/41-05/20/45, totaling $225,864)	221,435	221,435
Mizuho Securities USA, Inc., dated 09/30/15, due 10/01/15, 0.14%, total to be received $339,637, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 10/09/19-10/01/45, totaling $346,429)	339,636	339,636
RBC Capital Markets LLC, dated 09/30/15, due 10/01/15, 0.10%, total to be received $339,637, (collateralized by various U.S. Government Agency Obligations, 1.88%-7.00%, 04/20/25-05/20/65, totaling $346,429)	339,636	339,636
Total Repurchase Agreements (Cost $1,459,227)		1,459,227
Total Investments – 109.4% (Cost $15,984,234)		16,808,519
Liabilities in Excess of Other Assets – (9.4)%		(1,440,595)
Net Assets – 100.0%		$15,367,924

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,411,624; the aggregate market value of the collateral held by the fund is $1,459,227.
(c)	Rate shown reflects the 7-day yield as of September 30, 2015.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	3.0%
Banks	2.0
Biotechnology	3.7
Chemicals	3.6
Commercial Services	6.6
Cosmetics/Personal Care	5.1
Diversified Financial Services	3.8
Electronics	3.5
Food	11.0
Food Service	3.0
Healthcare - Products	5.8
Healthcare - Services	3.5
Household Products/Wares	4.5
Insurance	4.4
Internet	4.4
Machinery - Diversified	2.8
Oil & Gas Services	2.5
Pharmaceuticals	4.7
Retail	6.3
Semiconductors	8.9
Transportation	3.5
Money Market Fund	3.3
Repurchase Agreements	9.5
Total Investments	109.4
Liabilities in Excess of Other Assets	(9.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

Notes to the Schedules of Investments (Unaudited)

September 30, 2015

1. Consolidation od Subsidiaries

The Consolidated Schedules of Investments of the ETF's listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Funds	Wholly Owned Subsidiary
AdvisorShares Gartman Gold/Euro ETF	AdvisorShares Gartman Gold/Euro CFC
AdvisorShares Gartman Gold/Yen ETF	AdvisorShares Gartman Gold/Yen CFC

2. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ assets carried at fair value:

	Athena High Dividend ETF	EquityPro ETF	Gartman Gold/Euro ETF	Gartman Gold/Yen ETF	Global Echo ETF	Madrona Domestic ETF
Assets
Level 1
Exchange Traded Funds	$-	$19,413,448	$-	$-	$-	$-
Common Stocks	7,846,526	-	-	-	4,829,797	30,262,975
Money Market Funds	40,001	3,504,477	8,657,029	11,307,480	432,690	400,971
Futures†	-	-	50,748	-	-	-
Level 2
Asset Backed Securities	-	-	-	-	1,063,558	-
Municipal Bonds	-	-	-	-	300,000	-
Repurchase Agreements for Securities Loaned	1,147,099	1,932,237	-	-	207,777	755,956
U.S. Government Agency Securities	-	-	-	-	763,641	-
Liabilities
Level 1
Futures Contracts†	-	-	(574,892)	(818,325)	-	-
Total	$9,033,626	$24,850,162	$8,132,885	$10,489,155	$7,597,463	$31,419,902

	Madrona Global Bond ETF	Madrona International ETF	Meidell Tactical Advantage ETF	Morgan Creek Global Tactical ETF	Newfleet Multi- Sector Income ETF	Pacific Asset Enhanced Floating Rate ETF
Assets
Level 1
Exchange Traded Funds	$25,052,641	$-	$1,821,688	$4,701,971	$-	$-
Common Stocks	-	16,125,210	-	-	-	-
Preferred Stocks	-	80,172	-	-	-	-
Money Market Funds	246,662	530,250	16,158,295	4,472,942	9,367,582	595,445
Closed-End Fund	-	-	-	196,148	-	-
Level 2
Corporate Bonds	-	-	-	-	44,606,947	3,129,943
Foreign Bonds	-	-	-	-	9,687,941	-
U.S. Treasury Note	-	-	-	-	1,248,136	-
U.S. Government Agency Securities	-	-	-	-	1,201,510	-
Asset Backed Securities	-	-	-	-	52,669,125	-
Mortgage Backed Securities	-	-	-	-	73,244,655	-
Common Stocks	-	-	-	-	-	-
Term Loans	-	-	-	-	25,844,494	22,706,351
Repurchase Agreements for Securities Loaned	2,259,172	2,844,131	267,426	1,647,963	2,201,413	357,619
Liabilities
Level 2
Swaps Contracts†	-	-	-	-	-	(19,677)
Total	$27,558,475	$19,579,763	$18,247,409	$11,019,024	$220,071,803	$26,769,681

	Peritus High Yield ETF	Pring Turner Business Cycle ETF	QAM Equity Hedge ETF	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy-Write ETF
Assets
Level 1
Exchange Traded Funds	$-	$1,101,762	$5,596,612	$29,760,000	$-	$20,465,804
Common Stocks	-	1,709,981	-	-	-	336,306
Money Market Funds	5,217,100	1,403,155	1,017,001	21,847,540	4,359,206	1,340,097
Futures†	-	-	-	-	7,139	-
Level 2
Corporate Bonds	183,216,087	-	-	-	14,379,436	-
Foreign Bonds	33,946,898	-	-	-	3,002,601	-
U.S. Treasury Note	-	-	-	-	-	1,016,348
U.S. Treasury Bill	-	-	-	-	99,990	-
Asset Backed Securities	-	-	-	-	5,074,590	-
Mortgage Backed Securities	-	-	-	-	5,310,140	-
Municipal Bond	-	-	-	-	2,762,464	-
Term Loans	56,146,729	-	-	-	-	-
Repurchase Agreements for Securities Loaned	42,587,600	326,305	-	-	706,826	-
Liabilities
Level 1
Exchange Traded Funds	-	-	(528,277)	-	-	-
Common Stocks	-	-	-	(145,722,260)	-	-
Written Options	-	-	-	-	-	(76,201)
Futures†	-	-	-	-	(10,420)	-
Total	$321,114,414	$4,541,203	$6,085,336	$(94,114,720)	$35,691,972	$23,082,354

	Sunrise Global Multi-Strategy ETF	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF	YieldPro ETF
Assets
Level 1
Exchange Traded Funds	$912,320	$-	$-	$29,716,472
Common Stocks	-	207,656,681	14,845,432	-
Money Market Funds	389,714	279,408	503,860	397,370
Level 2
Repurchase Agreements for Securities Loaned	-	5,921,417	1,459,227	-
Total	$1,302,034	$213,857,506	$16,808,519	$30,113,842

† Derivative instruments, including swap contracts and futures, are valued at the net unrealized gain (loss) on the instrument.

There were no transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended September 30, 2015.

The Funds did not hold any Level 3 securities as of September 30, 2015.

3. Federal Income Tax

At September 30, 2015, the approximate cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

					Other
					Derivatives†
		Gross	Gross	Net Unrealized	Net Unrealized
Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation (Depreciation)	Appreciation (Depreciation)
Athena High Dividend ETF	$10,686,114	$42,629	$(1,695,117)	$(1,652,488)	$-
EquityPro ETF	25,244,541	29,987	(424,366)	(394,379)	-
Gartman Gold/Euro ETF	8,657,029	-	-	-	(524,144)
Gartman Gold/Yen ETF	11,307,480	-	-	-	(818,325)
Global Echo ETF	7,548,199	452,255	(402,991)	49,264	-
Madrona Domestic ETF	32,584,031	1,852,147	(3,016,276)	(1,164,129)	-
Madrona Global Bond ETF	28,076,169	301,546	(819,240)	(517,694)	-
Madrona International ETF	22,622,391	232,733	(3,275,361)	(3,042,628)	-
Meidell Tactical Advantage ETF	18,236,495	10,914	-	10,914	-
Morgan Creek Global Tactical ETF	11,236,106	104,591	(321,673)	(217,082)	-
Newfleet Multi-Sector Income ETF	222,371,462	893,003	(3,192,662)	(2,299,659)	-
Pacific Asset Enhanced Floating Rate ETF	27,222,529	17,411	(450,582)	(433,171)	(19,677)
Peritus High Yield ETF	367,797,280	964,712	(47,647,578)	(46,682,866)	-
Pring Turner Business Cycle ETF	4,609,904	123,103	(191,804)	(68,701)	-
QAM Equity Hedge ETF	6,241,180	101,948	(257,792)	(155,844)	-
Ranger Equity Bear ETF	(101,480,148)	8,567,228	(1,201,800)	7,365,428	-
Sage Core Reserves ETF	35,825,115	19,527	(149,389)	(129,862)	(3,281)
STAR Global Buy-Write ETF	23,034,560	578,617	(530,823)	47,794	-
Sunrise Global Multi-Strategy ETF	1,288,810	24,410	(11,186)	13,224	-
TrimTabs Float Shrink ETF	234,726,529	635,524	(21,504,547)	(20,869,023)	-
WCM/BNY Mellon Focused Growth ADR ETF	15,984,234	1,668,129	(843,844)	824,285	-
YieldPro ETF	30,029,612	161,377	(77,147)	84,230	-

† Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

4. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2015 are as follows:

Affiliated Fund Name	Value at 06/30/2015	Purchases/ Additions	Sales/ Reductions	Value at 09/30/2015	Dividend Income	Realized Gain (Loss)
QAM Equity Hedge ETF
Sage Core Reserves ETF	347,795	-	-	347,200	469	-
Ranger Equity Bear ETF
Sage Core Reserves ETF	29,811,000	-	-	29,760,000	40,170	-
STAR Global Buy-Write ETF
Sage Core Reserves ETF	248,425	-	(12,462)	235,600	318	38

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorShares Trust

By (Signature and Title)* /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

(principal executive officer)

Date 11/4/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

(principal executive officer)

Date 11/4/2015

By (Signature and Title)* /s/ Dan Ahrens

Dan Ahrens, Treasurer

(principal financial officer)

Date 11/4/2015

* Print the name and title of each signing officer under his or her signature.